                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                                File No. 33-442


                                                                          -----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                          -----

                                                                          -----
     Pre-Effective Amendment No.
                                   ------                                 -----

                                                                          -----
     Post-Effective Amendment No.    21                                     X
                                   ------                                 -----

                                       AND

                                                                          -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
                                                                          -----


     Amendment No.   21
                  -------



                        DELAWARE GROUP DELCAP FUND, INC.
              (to be renamed Delaware Group Equity Funds IV, Inc.)
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


              1818 Market Street, Philadelphia, Pennsylvania           19103
-------------------------------------------------------------------------------
               (Address of Principal Executive Offices)              (Zip Code)

Registrant's Telephone Number, including Area Code:              (215) 255-2923
                                                                 --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                          November 29, 1996
                                                              -----------------

It is proposed that this filing will become effective:

        immediately upon filing pursuant to paragraph (b)
-------

   X    on November 29, 1996 pursuant to paragraph (b)
-------

        60 days after filing pursuant to paragraph (a)(1)
-------
        on November 29, 1996 pursuant to paragraph (a)(1)
-------
        75 days after filing pursuant to paragraph (a)(2)
-------
        on (date) pursuant to paragraph (a)(2) of Rule 485
-------

          Registrant has registered an indefinite amount of securities under the
           Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's 24f-2 Notice for its
  most recent fiscal year will be filed on or about November 29, 1996.

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 21 to Registration File No. 33-442 includes the following:


          1.     Facing Page

          2.     Contents Page

          3.     Cross-Reference Sheet

          4.     Part A - Prospectuses*

          5.     Part B - Statement of Additional Information*

          6.     Part C - Other Information

          7.     Signatures












* This Post-Effective Amendment relates to the Registrant's DelCap Fund - DelCap Fund A Class, DelCap Fund B Class, DelCap Fund C Class and DelCap Fund Institutional Class. This Post-Effective Amendment also relates to the Registrant's Capital Appreciation Fund - Capital Appreciation Fund A Class, Capital Appreciation Fund B Class, Capital Appreciation Fund C Class and Capital Appreciation Fund Institutional Class. Shares of each Fund are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

                             CROSS-REFERENCE SHEET*

                                     PART A

                                                                                                  Location in
Item No.       Description                                                                       Prospectuses
--------       -----------                                                                       -------------

                                                                                                 DelCap Fund

                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                        C Class

     1         Cover Page......................................................        Cover Page            Cover Page

     2         Synopsis........................................................         Synopsis;             Synopsis;
                                                                                       Summary of            Summary of
                                                                                        Expenses              Expenses

     3         Condensed Financial Information.................................         Financial             Financial
                                                                                       Highlights            Highlights

     4         General Description of Registrant ..............................        Investment            Investment
                                                                                      Objective and         Objective and
                                                                                    Policies; Shares;     Policies; Shares;
                                                                                    Other Investment      Other Investment
                                                                                    Policies and Risk     Policies and Risk
                                                                                      Considerations       Considerations

     5         Management of the Fund .........................................       Management of         Management of
                                                                                        the Fund              the Fund

     6         Capital Stock and Other Securities .............................       The Delaware            Dividends
                                                                                      Difference;        and Distributions;
                                                                                      Dividends and         Taxes; Shares
                                                                                     Distributions;
                                                                                      Taxes; Shares

     7         Purchase of Securities Being Offered............................        Cover Page;           Cover Page;
                                                                                       How to Buy            How to Buy
                                                                                         Shares;               Shares;
                                                                                     Calculation of        Calculation of
                                                                                     Offering Price        Net Asset Value
                                                                                      and Net Asset          Per Share;
                                                                                    Value Per Share;        Management of
                                                                                      Management of           the Fund
                                                                                        the Fund

                             CROSS-REFERENCE SHEET*

                                     PART A
                                   (Continued)

                                                                                                  Location in
Item No.       Description                                                                       Prospectuses
--------       -----------                                                                       -------------

                                                                                                 DelCap Fund

                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                        C Class

     8         Redemption or Repurchase........................................        How to Buy            How to Buy
                                                                                         Shares;               Shares;
                                                                                       Redemption            Redemption
                                                                                      and Exchange          and Exchange

     9         Legal Proceedings...............................................           None                  None














* This filing relates to Registrant's DelCap Fund A Class, DelCap Fund B Class, DelCap Fund C Class and DelCap Fund Institutional Class of DelCap Fund and the Capital Appreciation Fund A Class, Capital Appreciation Fund B Class, Capital Appreciation Fund C Class and Capital Appreciation Fund Institutional Class of Capital Appreciation Fund. Shares of each Fund are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

                             CROSS-REFERENCE SHEET*

                                     PART A
                                   (Continued)

                                                                                                  Location in
Item No.       Description                                                                       Prospectuses
--------       -----------                                                                       -------------
                                                                                          Capital Appreciation Fund

                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                        C Class

     1         Cover Page......................................................        Cover Page            Cover Page

     2         Synopsis........................................................         Synopsis;             Synopsis;
                                                                                       Summary of            Summary of
                                                                                        Expenses              Expenses

     3         Condensed Financial Information.................................         Financial             Financial
                                                                                       Highlights            Highlights

     4         General Description of Registrant ..............................        Investment            Investment
                                                                                      Objective and         Objective and
                                                                                    Policies; Shares;     Policies; Shares;
                                                                                    Other Investment      Other Investment
                                                                                      Policies and          Policies and
                                                                                          Risk                  Risk
                                                                                     Considerations        Considerations

     5         Management of the Fund .........................................       Management of         Management of
                                                                                        the Fund              the Fund

     6         Capital Stock and Other Securities .............................       The Delaware            Dividends
                                                                                      Difference;        and Distributions;
                                                                                      Dividends and         Taxes; Shares
                                                                                     Distributions;
                                                                                      Taxes; Shares

                             CROSS-REFERENCE SHEET*

                                     PART A
                                   (Continued)

                                                                                                  Location in
Item No.       Description                                                                       Prospectuses
--------       -----------                                                                       -------------
                                                                                         Capital Appreciation Fund

                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                        C Class

     7         Purchase of Securities Being Offered............................        Cover Page;           Cover Page;
                                                                                       How to Buy;           How to Buy
                                                                                         Shares;               Shares;
                                                                                     Calculation of        Calculation of
                                                                                     Offering Price        Net Asset Value
                                                                                      and Net Asset          Per Share;
                                                                                    Value Per Share;        Management of
                                                                                      Management of           the Fund
                                                                                        the Fund

     8         Redemption or Repurchase........................................        How to Buy            How to Buy
                                                                                         Shares;               Shares;
                                                                                       Redemption            Redemption
                                                                                      and Exchange          and Exchange

     9         Legal Proceedings...............................................           None                  None








* This filing relates to Registrant's DelCap Fund A Class, DelCap Fund B Class, DelCap Fund C Class and DelCap Fund Institutional Class of DelCap Fund and the Capital Appreciation Fund A Class, Capital Appreciation Fund B Class, Capital Appreciation Fund C Class and Capital Appreciation Fund Institutional Class of Capital Appreciation Fund. Shares of each Fund are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

                              CROSS REFERENCE SHEET

                                     PART B

                                                                                             Location in Statement
Item No.       Description                                                                 of Additional Information
--------       -----------                                                                 --------------------------
    10         Cover Page......................................................                   Cover Page

    11         Table of Contents...............................................                Table of Contents

    12         General Information and History.................................               General Information

    13         Investment Objectives and Policies..............................             Investment Policies and
                                                                                             Portfolio Techniques

    14         Management of the Registrant....................................             Officers and Directors

    15         Control Persons and Principal Holders
               of Securities...................................................             Officers and Directors

    16         Investment Advisory and Other Services..........................             Plans Under Rule 12b-1
                                                                                             for the Fund Classes
                                                                                          (under Purchasing Shares);
                                                                                             Investment Management
                                                                                           Agreements; Officers and
                                                                                              Directors; General
                                                                                            Information; Financial
                                                                                                  Statements

    17         Brokerage Allocation............................................         Trading Practices and Brokerage

    18         Capital Stock and Other Securities..............................               Capitalization and
                                                                                             Noncumulative Voting
                                                                                          (under General Information)

    19         Purchase, Redemption and Pricing of Securities
               Being Offered...................................................               Purchasing Shares;
                                                                                          Determining Offering Price
                                                                                             and Net Asset Value;
                                                                                          Redemption and Repurchase;
                                                                                              Exchange Privilege

    20         Tax Status......................................................               Accounting and Tax
                                                                                            Issues; Distributions
                                                                                                   and Taxes

    21         Underwriters ...................................................                Purchasing Shares

    22         Calculation of Performance Data.................................             Performance Information

    23         Financial Statements............................................              Financial Statements

                              CROSS REFERENCE SHEET

                                     PART C

                                                                                                  Location in
                                                                                                    Part C
                                                                                                  ------------
    24         Financial Statements and Exhibits..............................                      Item 24

    25         Persons Controlled by or under Common
               Control with Registrant........................................                      Item 25

    26         Number of Holders of Securities................................                      Item 26

    27         Indemnification................................................                      Item 27

    28         Business and Other Connections of
               Investment Adviser.............................................                      Item 28

    29         Principal Underwriters.........................................                      Item 29

    30         Location of Accounts and Records...............................                      Item 30

    31         Management Services............................................                      Item 31

    32         Undertakings...................................................                      Item 32

         The Delaware Group includes         ----------------------------
funds with a wide range of investment        DELCAP FUND
objectives.  Stock funds, income
funds, tax-free funds, money market          ----------------------------
funds, global and international funds
and closed-end equity funds give             A CLASS
investors the ability to create a            ----------------------------
portfolio that fits their personal
financial goals.  For more                   B CLASS
information, contact your financial          ----------------------------
adviser or call Delaware Group at 800-
523-4640.                                    C CLASS
                                             ----------------------------








INVESTMENT MANAGER
Delaware Management Company, Inc.            P R O S P E C T U S
One Commerce Square
Philadelphia, PA  19103                      ----------------------------


NATIONAL DISTRIBUTOR                         NOVEMBER 29, 1996
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103


INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103


CUSTODIAN
The Chase Manhattan Bank                                    DELAWARE
4 Chase Metrotech Center                                    GROUP
Brooklyn, NY  11245                                         ==================

DELCAP FUND                                                           PROSPECTUS
A CLASS SHARES                                                 NOVEMBER 29, 1996
B CLASS SHARES
C CLASS SHARES


               --------------------------------------------------

                   1818 Market Street, Philadelphia, PA 19103

                         For Prospectus and Performance:
                             Nationwide 800-523-4640

                        Information on Existing Accounts:
                               (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                                Dealer Services:
                              (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500


                   Representatives of Financial Institutions:
                             Nationwide 800-659-2259


         This Prospectus describes the DelCap Fund A Class of shares ("Class A Shares"), the DelCap Fund B Class of shares ("Class B Shares") and the DelCap Fund C Class of shares ("Class C Shares") (individually, a "Class" and collectively, the "Classes") of the DelCap Fund series (the "Fund") (formerly known as Concept I Series) of Delaware Group Equity Funds IV, Inc. ("Equity Funds IV, Inc.") (formerly known as Delaware Group DelCap Fund, Inc.), a professionally-managed mutual fund of the series type. The Fund seeks to achieve its objective of long-term capital appreciation by investing its assets in a diversified portfolio of securities offering significant growth opportunity.

         This Prospectus sets forth information that you should read and consider before you invest. Please retain it for future reference. Part B of Equity Funds IV, Inc.'s registration statement, dated November 29, 1996, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B.

         The Fund also offers the DelCap Fund Institutional Class, which is available for purchase only by certain investors. A prospectus for the DelCap Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.


TABLE OF CONTENTS


Cover Page                                        Dividends and
Synopsis                                                   Distributions
Summary of Expenses                               Taxes
Financial Highlights                              Calculation of Offering
Investment Objective and Policies                          Price and Net Asset
     Suitability                                           Value Per Share
     Investment Strategy                          Management of the Fund
The Delaware Difference                           Other Investment
     Plans and Services                                    Policies and Risk
Retirement Planning                                        Considerations
Classes of Shares                                 Appendix A--Investment
How to Buy Shares                                          Illustrations
Redemption and Exchange                           Appendix B--Classes
                                                           Offered




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS


Investment Objective
         The objective of the Fund is to seek long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. For further details, see Investment Objective and Policies.

Risk Factors and Special Considerations
         1. Investments in equity securities of small to medium-sized companies in which the Fund invests may present greater risks than investments in larger capitalization companies, as the market prices of securities issued by smaller companies tend to fluctuate, particularly in the short-term, and some smaller company securities may be speculative. See Suitability under Investment Objective and Policies.

         2. The Fund may enter into options for hedging purposes to counterbalance portfolio volatility. While the Fund does not engage in options for speculative purposes, there are risks which result from use of these instruments by the Fund, and the investor should review the descriptions of such in this Prospectus. See Investment Strategy under Investment Objective and Policies, and Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds IV, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and fees payable under the Fund's Investment Management Agreement.

Sales Charges
         The price of Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price, which, based on the net asset value per share of the Class A Shares as of the end of Equity Funds IV, Inc.'s most recent fiscal year, is equivalent to 4.98% of the amount invested. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. There is no front-end sales charge on purchases of $1,000,000 or more. Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of:
(i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative - Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

         The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.

Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that

Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
         Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
         Equity Funds IV, Inc., which was organized as a Maryland corporation in 1985, is an open-end management investment company and the Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Fund.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:

                                          Class A    Class B     Class C
     Shareholder Transaction Expenses     Shares     Shares      Shares
------------------------------------------------------------------------

Maximum Sales Charge Imposed
   on Purchases (as a percentage
   of offering price). . . . . . . . .    4.75%      None        None

Maximum Sales Charge Imposed on
   Reinvested Dividends (as a
   percentage of offering price) . . .    None       None        None

Maximum Contingent Deferred Sales
   Charge (as a percentage of original
   purchase price or redemption
   proceeds, whichever is lower) . . .    None*      4.00%*      1.00%*

Redemption Fees. . . . . . . . . . . .    None**     None**      None**


     Annual Operating Expenses
     (as a percentage of                  Class A    Class B     Class C
     average daily net assets)            Shares     Shares      Shares
------------------------------------------------------------------------

Management Fees . . . . . . . . . . .     0.75%      0.75%       0.75%

12b-1 Plan Expenses
   (including service fees) . . . . .     0.30%***   1.00%***    1.00%***


Other Operating Expenses. . . . . . .     0.30%      0.30%       0.30%
                                          -----      -----       -----
     Total Operating Expenses . . . .     1.35%      2.05%       2.05%
                                          =====      =====       =====

*Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of: (i)

4% if shares are redeemed within two years of purchase; (ii) 3% if shares are rredeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange; Deferred Sales Charge Alternative Class B Shares and Level Sales Charge Alternative - Class C Shares under Classes of Shares.

**CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

***Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). See Distribution (12b-1) and Service under Management of the Fund.


         For expense information about the DelCap Fund Institutional Class of shares, see the separate prospectus relating to that class.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable.

                     Assuming Redemption                           Assuming No Redemption
                     -------------------                           ----------------------
               1 year   3 years     5 years    10 years         1 year    3 years    5 years    10 years
               ------   -------     -------    --------         ------    -------    -------    --------
Class A
Shares         $61(1)   $88         $118       $202             $61       $88        $118       $202

Class B
Shares         $61      $94         $130       $220(2)          $21       $64        $110       $220(2)

Class C
Shares         $31      $64         $110       $238             $21       $64        $110       $238

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above assumes conversion of Class B Shares at the end of the eighth year. However, the conversion may occur as late as three months after the eighth anniversary of purchase, during which time the higher 12b-1 Plan fees payable by Class B Shares will continue to be assessed. Information for the ninth and tenth years reflects expenses of the Class A Shares. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following financial highlights are derived from the financial statements of Delaware Group Equity Funds IV, Inc. - DelCap Fund (formerly known as Delaware Group DelCap Fund, Inc. - Concept I Series) and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Equity Funds IV, Inc. upon request at no charge.
--------------------------------------------------------------------------------


                                                 Class A Shares
                          ------------------------------------------------------------
                                                  Year Ended
                            9/30/96     9/30/95     9/30/94      9/30/93     9/30/92
Net Asset Value,
Beginning of
Period . . . . . .          $28.870     $25.570     $26.080      $20.730     $21.470

Income (Loss) From In-
----------------------
vestment Operations
-------------------

Net Investment
Income (Loss)(1) .           (0.208)     (0.166)     (0.218)      (0.125)     (0.059)

Net Gains (Losses)
on Securities (both
realized and
unrealized). . . .            5.618       5.296       0.528        5.475      (0.651)
                              -----       -----       -----        -----      -------

   Total From
   Investment
   Operations. . .            5.410       5.130       0.310        5.350      (0.710)
                              -----       -----       -----        -----      -------

Less Distributions
------------------

Dividends from
Net Investment
Income. . . . . .              none        none        none         none      (0.030)

Distributions
from Capital
Gains . . . . . .            (3.540)     (1.830)     (0.820)        none        none

Returns of
Capital. . . . . .             none        none        none         none        none
                               ----        ----        ----         ----        ----

   Total Distri-
   butions . . . .           (3.540)     (1.830)     (0.820)        none      (0.030)
                             -------     -------     -------        ----      -------

Net Asset Value,
End of Period. . .          $30.740     $28.870     $25.570      $26.080     $20.730
                            =======     =======     =======      =======     =======

------------------------------------------------------------

Total Return(2). .           21.09%      22.04%       1.17%       25.81%      (3.32%)
------------

------------------------------------------------------------

Ratios/Supplemental
-------------------
Data
----

Net Assets, End
of Period (000's
omitted) . . . . .        $923,248    $888,571    $890,787   $1,057,358    $993,125

Ratio of Expenses
to Average Daily
Net Assets . . . .            1.35%       1.37%       1.35%        1.30%       1.39%

Ratio of Net
Investment Income
(Loss) to Average
Daily Net Assets .           (0.74%)     (0.67%)     (0.68%)      (0.43%)     (0.26%)

Portfolio Turnover
Rate . . . . . . .              72%         51%         34%          51%         24%

Average Commission
Rate Paid. . . . .         $0.0600         N/A         N/A          N/A         N/A

                                      -10-

                                                 Class A Shares
                         ----------------------------------------------------------------
                                                  Year Ended
                            9/30/91     9/30/90     9/30/89     9/30/88     9/30/87
Net Asset Value,
Beginning of
Period . . . . . .          $15.810     $19.060     $13.920     $14.930     $16.540

Income (Loss) From In-
----------------------
vestment Operations
-------------------

Net Investment
Income (Loss)(1) .            0.064       0.419       0.201       0.042       0.449

Net Gains (Losses)
on Securities (both
realized and
unrealized). . . .            6.496      (3.219)      5.059      (0.357)      5.361
                              -----      -------      -----      -------      -----

   Total From
   Investment
   Operations. . .            6.560      (2.800)      5.260      (0.315)      5.810
                             ------      ------       -----      -------      -----

Less Distributions
------------------

Dividends from
Net Investment
Income. . . . . .            (0.410)     (0.160)     (0.120)     (0.430)       none

Distributions
from Capital
Gains . . . . . .            (0.490)     (0.290)       none      (0.265)     (7.420)

Returns of
Capital. . . . . .             none        none        none        none        none
                               ----        ----        ----        ----       -----

   Total Distri-
   butions . . . .           (0.900)     (0.450)     (0.120)     (0.695)     (7.420)
                             -------     -------     -------     -------      -----

Net Asset Value,
End of Period. . .          $21.470     $15.810     $19.060     $13.920     $14.930
                            =======     =======     =======     =======     =======

------------------------------------------------------------

Total Return(2). .            43.25%    (14.99%)      38.15%      (2.26%)     63.07%
------------

------------------------------------------------------------

Ratios/Supplemental
-------------------
Data
----

Net Assets, End
of Period (000's
omitted) . . . . .        $512,356   $155,392    $138,589    $114,122    $131,916

Ratio of Expenses
to Average Daily
Net Assets . . . .            1.43%      1.41%       1.44%       1.55%       1.39%(3)

Ratio of Net
Investment Income
(Loss) to Average
Daily Net Assets .            0.63%      2.61%       1.28%       0.31%       7.11%(4)

Portfolio Turnover
Rate . . . . . . .              33%        45%         42%         77%        127%

Average Commission
Rate Paid. . . . .             N/A        N/A         N/A         N/A         N/A


-------------------
(1) The per share information for the years ended 9/30/96 and 9/30/95 were based on the average shares outstanding method.


(2) Does not reflect maximum sales charge that is or was in effect nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Purchases of Class A Shares Made at Net Asset Value. Total return for 1987 reflects the expense limitations referenced in Notes 3 and 4.

(3) Ratio of expenses to average daily net assets prior to expense limitation was 1.73% for 1987.

(4) Ratio of net investment income (loss) to average daily net assets prior to expense limitation was 6.77% for 1987.



                                    Class B Shares                          Class C Shares
                        -----------------------------------------          --------------
                                                    Period                     Period
                                                    9/6/94(1)                  11/29/95(1)
                                Year Ended          through                    through
                            9/30/96     9/30/95     9/30/94                    9/30/96
Net Asset Value,
Beginning of
Period . . . . . .          $28.680     $25.560     $25.180                    $28.880

Income (Loss) From In-
----------------------
vestment Operations
-------------------

Net Investment
Income (Loss)(2) .           (0.400)     (0.340)     (0.008)                    (0.359)

Net Gains
on Securities (both
realized and
unrealized). . . .            5.560       5.290       0.388                      5.589
                              -----       -----       -----                      -----

   Total From
   Investment
   Operations. . .            5.160       4.950       0.380                      5.230
                              -----       -----       -----                      -----

Less Distributions
------------------

Dividends from
Net Investment
Income. . . . . .              none        none        none                       none

Distributions
from Capital
Gains . . . . . .            (3.540)      (1.830)      none                     (3.540)

Returns of
Capital. . . . . .             none        none        none                       none
                               ----        ----        ----                       ----

   Total Distri-
   butions . . . .           (3.540)     (1.830)       none                     (3.540)
                              -----      -------       ----                      -----

Net Asset Value,
End of Period. . .          $30.300     $28.680     $25.560                    $30.570
                            =======     =======     =======                    =======
-------------------------------------------------------------

Total Return(3). .           20.27%      21.34%       1.51%                     20.38%
------------
-------------------------------------------------------------

Ratios/Supplemental
-------------------
Data
----

Net Assets, End
of Period (000's
omitted) . . . . .         $13,239      $2,710           $287                  $1,947

Ratio of Expenses
to Average Daily
Net Assets . . . .            2.05%       2.07%          2.05%                   2.05%

Ratio of Net
Investment Income
(Loss) to Average
Daily Net Assets .           (1.44%)     (1.37%)        (1.38%)                 (1.44%)

Portfolio Turnover
Rate . . . . . . .              72%        51%             34%                     72%

Average Commission
Rate Paid. . . . .         $0.0600        N/A             N/A                 $0.0600

November 23, 1996   0:9AM

                                                    -13-

---------------------------
(1) Date of initial public offering; ratios have been annualized; but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.

(2) The per share information for the years ended 9/30/96 and 9/30/95 were based on the average shares outstanding method.

(3) Total return does not reflect the CDSC which varies from 1%-4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.

INVESTMENT OBJECTIVE AND POLICIES

         The objective of the Fund is long-term capital growth. The strategy will be to invest primarily in common stocks that, in the judgment of the Manager, are of superior quality and those securities convertible into such common stocks.

SUITABILITY
         The Fund may be suitable for the patient investor interested in long-term capital appreciation. Investors should be willing to accept the risks associated with investments in equity securities.

         While equity securities of small to medium-sized companies in which the Fund invests may offer the potential for greater capital appreciation than securities issued by larger companies, investments in securities of smaller companies, some of which may be speculative, may present greater risks. The prices of equity securities, especially of smaller companies, tend to fluctuate in response to the condition of individual companies as well as general market and economic conditions. Consequently, the Fund's net asset value will fluctuate and an investment in the Fund may be inappropriate for the short-term investor.

         Ownership of Fund shares reduces the bookkeeping and administrative inconvenience connected with direct purchases of the types of securities in which the Fund invests.

         Providing current income is not an objective of the Fund. Any income produced is expected to be minimal. Investors should not consider a purchase of Fund shares as equivalent to a complete investment program. The Delaware Group includes a family of funds generally available through registered investment dealers which may be used in concert to create a more complete investment program.

INVESTMENT STRATEGY
         The Fund will attempt to achieve its objective by exceeding the return of common stocks as measured by the Standard & Poor's ("S&P") 500 Stock Index.

         Securities purchased will be of companies whose earnings the Manager believes will grow more rapidly than the average of those listed in the S&P 500 Stock Index. The Manager's emphasis will be on the securities of companies that, in its judgment, have the characteristics that will enable them to grow faster than the economy as measured by the Index.

         This judgment will be based on the financial strength of the company, the expertise of its management, the growth potential of the company within its industry and the growth potential of the industry itself.


         The Manager will focus primarily on those securities of companies it believes have established themselves within their industry while maintaining growth potential. If the Manager believes that market conditions warrant, the Fund may employ certain option strategies involving the activities and instruments described below.

         In investing for capital appreciation, the Fund may hold securities for any period of time.

         While management believes its objective may best be attained by investing in common stocks, the Fund may also invest in other securities including, but not limited to, convertible securities, warrants, preferred stocks, bonds and foreign securities. The strategies employed are dependent upon the judgment of the Manager.

         Should the market warrant a temporary, defensive approach, the Fund may also invest in fixed-income obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities as well as corporate bonds of investment quality rated Baa or above by Moody's Investors Service, Inc. or BBB or above by S&P. (Appendix A in Part B describes these ratings.)

         The Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The Manager may also write covered call options to achieve income to offset the cost of purchasing put options.

         While there is no limit on the amount of the Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options. The Fund will only use Exchange-traded options.

         Although the Fund will constantly strive to attain the objective of long-term capital growth, there can be no assurance that it will be attained. The objective of the Fund may not be changed without shareholder approval.

         For additional information about the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY


Investor Information Center
         800-523-4640


                  Fund Information; Literature; Price; Yield and
                      Performance Figures


Shareholder Service Center
         800-523-1918

                  Information on Existing Regular Investment Accounts
                           and Retirement Plan Accounts; Wire
                           Investments; Wire Liquidations; Telephone
                           Liquidations and Telephone Exchanges

Delaphone
         800-362-FUND
         (800-362-3863)


Performance Information
         You can call the Investor Information Center at any time for current performance information.

Shareholder Services
         During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Group.

Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Dividend Payments
         Dividends, capital gains and other distributions are automatically reinvested in your account, unless you elect to receive them in cash. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective subject to certain exceptions and limitations.

         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

MoneyLine Direct Deposit Service
         If you elect to have your dividends and distributions paid in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. See Dividends and Distributions. In addition, you may elect to have your Systematic Withdrawal Plan payments transferred from your Fund account to your predesignated bank account through this service. See Systematic Withdrawal Plans under Redemption and Exchange. Your funds will normally be credited to your bank account two business days after the payment date. There are no fees for this service. You can initiate the MoneyLine Direct Deposit Service by completing an Authorization Agreement. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. This service is not available for retirement plans.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
         Each year, Equity Funds IV, Inc. will mail to you information on the tax status of your dividends and distributions.

Right of Accumulation
         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge. See Part B.


Exchange Privilege
         The Exchange Privilege permits shareholders to exchange all or part of their shares into shares of the other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.


Wealth Builder Option
         You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Delaware Group Asset Planner
         Delaware Group Asset Planner is an asset allocation service that gives you, working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, you may also tailor an allocation strategy that meets your personal needs and goals.
See How to Buy Shares.

Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Equity Funds IV, Inc.'s fiscal year ends on September 30.

RETIREMENT PLANNING


         An investment in the Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred
Compensation Plans.

         Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase the DelCap Fund Institutional Class. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.

Individual Retirement Account ("IRA")
         Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.


Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")

         Offers employers with 25 or fewer eligible employees the ability to establish a SEP/IRA that permits salary deferral contributions. An employer may also elect to make additional contributions to this plan. Class B Shares are not available for purchase by such plans. Under the Small Business Protection Act of 1996, an employer cannot establish a new SAR/SEP after December 31, 1996. Plans established before January 1, 1997 can continue to operate without change.

403(b)(7) Deferred Compensation Plan
         Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

457 Deferred Compensation Plan
         Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

Prototype Profit Sharing or Money Purchase Pension Plan
         Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.


Prototype 401(k) Defined Contribution Plan
         Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class A or Class C Shares. Class B Shares are not available for purchase by such plans.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

        The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non- Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

CLASSES OF SHARES

Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Fund.

         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. The higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, the Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 0.30% 12b-1 Plan fee for the Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. The higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In comparing Class B Shares to Class C Shares, investors should also consider the desirability of an automatic conversion feature, which is available only for Class B Shares.

         Prospective investors should refer to Appendix A-- Investment Illustrations in this Prospectus for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, the Distributor and others will be paid, in the case of the Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of the Class B Shares and the Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Fund.

         Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. Equity Funds IV, Inc. and the Distributor intend to operate in compliance with these rules.

Front-EndSales Charge Alternative - Class A Shares
         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.


         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                                             DelCap Fund A Class
------------------------------------------------------------------------------------------------------------

                                                                                             Dealer's
                                                                                           Commission***
    Amount of Purchase                            Front-End Sales Charge as % of              as % of
                                                Offering                  Amount             Offering
                                                  Price                  Invested**            Price
------------------------------------------------------------------------------------------------------------
Less than $100,000                                4.75%                   4.98%                4.00%

$100,000 but under $250,000                       3.75                    3.90                 3.00

$250,000 but under $500,000                       2.50                    2.60                 2.00

$500,000 but under $1,000,000*                    2.00                    2.05                 1.60

  * There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

 ** Based upon the net asset value per share of the Class A Shares as of the end of Equity Funds IV, Inc.'s most recent fiscal year.

***      Financial institutions or their affiliated brokers may
         receive an agency transaction fee in the percentages set
         forth above.
--------------------------------------------------------------------------------


         The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.


         From time to time, upon written notice to all of its
         dealers, the Distributor may hold special promotions for
         specified periods during which the Distributor may
         reallow to dealers up to the full amount of the front-
         end sales charge shown above.  In addition, certain
         dealers who enter into an agreement to provide extra
         training and information on Delaware Group products and
         services and who increase sales of Delaware Group funds
         may receive an additional commission of up to 0.15% of
         the offering price.  Dealers who receive 90% or more of
         the sales charge may be deemed to be underwriters under
         the Securities Act of 1933.
--------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                       Dealer's Commission
                                                       -------------------
                                                       (as a percentage of
         Amount of Purchase                            amount purchased)
         ------------------

         Up to $2 million                                       1.00%
         Next $1 million up to $3 million                       0.75
         Next $2 million up to $5 million                       0.50
         Amount over $5 million                                 0.25


         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege
         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of the other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.


         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.

Buying Class A Shares at Net Asset Value
         Class A Shares of the Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.



         The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, Prototype Profit Sharing, Pension and 401(k) Defined Contribution Plans) may benefit from the reduced front-end sales charges available on the Class A Shares set forth in the table on page , based on total plan assets. In addition, 403(b)(7) and 457 Retirement Plan Accounts may benefit from a reduced front-end sales charge on Class A Shares based on the total amount invested by all participants in the plan by satisfying the following criteria: (i) the employer for which the plan was established has 250 or more eligible employees and the plan lists only one broker of record, or (ii) the plan includes employer contributions and the plan lists only one broker of record. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non- retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.

         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

         For other retirement plans and special services, see Retirement
Planning.


Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.


         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve,

Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.


Level    Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.


         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares Class B
         Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions.

For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for the Class B Shares of the Fund:


                                                     Contingent Deferred
                                                      Sales Charge (as a
                                                         Percentage of
                                                         Dollar Amount
         Year After Purchase Made                      Subject to Charge)
         ------------------------                      ------------------

                    0-2                                        4%
                    3-4                                        3%
                    5                                          2%
                    6                                          1%
                    7 and thereafter                           None


During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which the Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.


         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares
         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Subject to pending amendments to the NASD's Rules of Fair Practice, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Rules of Fair Practice will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Rules of Fair Practice as they may be amended.

DelCap Fund Institutional Class
         In addition to offering the Class A, Class B and Class C Shares, the Fund also offers the DelCap Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. DelCap Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b- 1 Plan distribution expenses. To obtain the prospectus that describes the DelCap Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back of this Prospectus.

HOW TO BUY SHARES


Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

Investing through Your Investment Dealer
         You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, we can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to DelCap Fund A Class, DelCap Fund B Class or DelCap Fund C Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Equity Funds IV, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the specific Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into

Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See Appendix B Classes Offered for a list of Delaware Group funds and the classes they offer. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of the Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

         Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

         See Allied Plans under Retirement Planning for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1.       Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Equity Funds IV, Inc. to transfer a designated amount monthly from your checking account to your Fund account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                      * * *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Equity Funds IV, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3.       Wealth Builder Option
         You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into such other Delaware Group account that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation at any time by written notice to the fund from which the exchanges are made. See Redemption and Exchange.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

4.       Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) paid to you by check or reinvested in your Fund account. Or, you may invest your distributions in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Group funds or into Class C Shares of the Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

         Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See Appendix B--Classes Offered for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.

Delaware Group Asset Planner
         To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. Or, with the help of a financial adviser, you may design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange, above. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix B--Classes Offered for the Delaware Group funds that offer consultant class shares.

         An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30th of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30th. However, effective November 1, 1996, the annual fee will be waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. See Part B.

         Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.


Purchase Price and Effective Date
         The offering price and net asset value of the Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


         The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE


         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. Redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the Fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.




Written Redemption
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.


Written Exchange
         You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.


Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.


         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.


Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Systematic Withdrawal Plans
1.       Regular Plans
         This plan provides shareholders with a consistent monthly (or quarterly) payment. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. With accounts of at least $5,000, you may elect monthly withdrawals of $25 (quarterly $75) or more. The Fund does not recommend any particular monthly amount, as each shareholder's situation and needs vary. Payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine Direct Deposit Service. Your funds will normally be credited to your bank account two business days after the payment date. There are no separate fees for this redemption method. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

2.       Retirement Plans
         For shareholders eligible under the applicable retirement plan to receive benefits in periodic payments, the Systematic Withdrawal Plan provides you with maximum flexibility. A number of formulas are available for calculating your withdrawals depending upon whether the distributions are required or optional. Withdrawals must be for $25 or more; however, no minimum account balance is required. The MoneyLine Direct Deposit Service described above is not available for retirement plans.

                                      * * *


         Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         Redemptions of Class A Shares via a Systematic Withdrawal Plan may be subject to a Limited CDSC if the original purchase was made at net asset value within the 12 months prior to the withdrawal and a dealer's commission was paid on that purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below.

         The applicable CDSC for Class B Shares and Class C Shares redeemed via a Systematic Withdrawal Plan will be waived if, on the date that the Plan is established, the annual amount selected to be withdrawn is less than 12% of the account balance. If the annual amount selected to be withdrawn exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subject to the applicable CDSC. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal

Plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. The 12% annual limit will be reset on the date that any Systematic Withdrawal Plan is modified (for example, a change in the amount selected to be withdrawn or the frequency or date of withdrawals), based on the balance in the account on that date. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares, below.

         For more information on Systematic Withdrawal Plans, call the Shareholder Service Center.

Contingent Deferred Sales Charge for Certain Redemptions of
Class A Shares Purchased at Net Asset Value
         A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

         The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.


         Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.


         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.


Waiver of Limited Contingent Deferred Sales Charge - Class A
Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) distributions from a section 403(b)(7) Plan or an IRA due to death, disability, or attainment of age 59 1/2; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and
(vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge - Class B and
Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA or 403(b)(7) Deferred Compensation Plan; (iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan or 457 Deferred Compensation Plan; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the

Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.


         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, 403(b)(7) Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan;
(iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) distributions from an IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         In addition, the CDSC will be waived on Class B and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DIVIDENDS AND DISTRIBUTIONS


         The Fund will make payments from net investment income and net realized securities profits, if any, twice a year. The first payment normally will be made during the first quarter following the end of Equity Funds IV, Inc.'s fiscal year. The second payment would be made near the end of the calendar year if necessary to comply with certain requirements of the Code.

         Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the per share dividends from net investment income on the Class A Shares, the Class B Shares and the Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value unless you elect otherwise. Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in your account at the then-current net asset value and the dividend option may be changed from cash to reinvest. If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the MoneyLine Direct Deposit Service and have such payments transferred from your Fund account to your predesignated bank account. This service is not available for retirement plans. See MoneyLine Direct Deposit Service under The Delaware Difference for more information about this service.

TAXES


         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from Equity Funds IV, Inc. to the Fund's shareholders. For the fiscal year ended September 30, 1996, 4.24% of the Fund's dividends from net investment income qualified for the dividends-received deduction to corporations.

         Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the year declared.

         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other funds in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

         Each year, Equity Funds IV, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE


         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Foreign securities expressed in foreign currency values will be converted into U.S. dollar values at the mean between the currencies' bid and offered quotations. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds IV, Inc.'s Board of Directors.

         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the DelCap Fund Institutional Class will not incur any of the expenses under the Fund's 12b-1 Plans and the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV per share of each class of the Fund will vary.

MANAGEMENT OF THE FUND


Directors
         The business and affairs of Equity Funds IV, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding the directors and officers.

Investment Manager
         The Manager furnishes investment management services to the Fund.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On September 30, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were supervising in the aggregate more than $30 billion in assets in the various institutional or separately managed (approximately $18,573,058,000) and investment company (approximately $11,495,414,000) accounts.

         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between Equity Funds IV, Inc. on behalf of the Fund and the Manager was executed following shareholder approval.

         The Manager manages the Fund's portfolio and makes investment decisions for the Fund, which are implemented by the Fund's Trading Department. The Manager also administers Equity Funds IV, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds IV, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee of 3/4 of 1% of the average daily net assets of the Fund, less the Fund's proportionate share of all directors' fees paid to the unaffiliated directors by Equity Funds IV, Inc. The Fund's fee is higher than that paid by many other funds and may be higher or lower than that paid by funds with comparable investment objectives. Investment management fees paid by the Fund for the fiscal year ended September 30, 1996 were 0.75% of its average daily net assets.

         Edward N. Antoian and Gerald S. Frey have primary responsibility for making day-to-day investment decisions for the Fund. Mr. Antoian, a Vice President/Senior Portfolio Manager of Equity Funds IV, Inc., has had such responsibility since the Fund's inception. A graduate of The State University of New York at Albany with an MBA in Finance from the University of Pennsylvania's Wharton School, Mr. Antoian began his career with Price Waterhouse. Prior to joining the Delaware Group in June 1984, he worked in the Institutional Equity Department of E.F. Hutton in Philadelphia. Mr. Antoian is Chartered Financial Analyst, and a member of the Philadelphia Finance Association and the Philadelphia Securities Association. Mr. Frey joined Mr. Antoian as Vice President/Senior Portfolio Manager and Co-Manager of the Equity Funds IV, Inc. in June 1996. Mr. Frey has 20 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and an MBA from Wilkes College. Prior to joining the Delaware Group in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

         In making investment decisions for the Fund, Mr. Antoian and Mr. Frey regularly consult with Wayne A. Stork, William H. Miller, Judith R. Finger and Lori Wachs. Mr. Stork, Chairman of the Manager and Equity Funds IV, Inc.'s Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Miller is a Vice President/Assistant Portfolio Manager. He holds a BA in Economics from Trinity College. Prior to joining the Delaware Group in 1995, he worked as a technology analyst for Janney Montgomery Scott in Philadelphia and he has also served as an institutional salesman for Rutherford Brown & Catherwood. Ms. Finger is a Vice President/Assistant Portfolio Manager. She joined the Delaware Group in 1995 from the New York-based Fred Alger Management, where she was an equity analyst for three years. Prior to that, she held positions with Chemical Bank and Dun & Bradstreet, in mergers and acquisitions. She earned her BA in Finance from the University of Pennsylvania and her MBA in Finance & Accounting from the University of Chicago. Ms. Wachs is an Assistant Vice President. She joined the Delaware Group in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental studies.

Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate may exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. The turnover rate also may be affected by cash requirements for redemptions and repurchases of Fund shares. For the fiscal years ended September 30, 1995 and 1996, the Fund's portfolio turnover rates were 51% and 72%, respectively.

         The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of Fund shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

Performance Information
         From time to time, the Fund may quote the total return performance of the Classes in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year periods, as relevant. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes deductions of the maximum front-end sales charge or any applicable CDSC.

         Because securities prices fluctuate, investment results of the Classes will fluctuate over time and past performance should not be considered a guarantee of future results.

Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Equity Funds IV, Inc. dated as of April 3, 1995, as amended on November 29, 1995.

         Equity Funds IV, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares (the "Plans"). The Plans permit the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

         These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of the respective Class directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds IV, Inc.

         The 12b-1 Plan expenses relating to each of the Class B Shares and the Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.


         The aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are fees to be paid by the Fund to the Distributor, dealers and others, for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets in any year. The Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

         While payments pursuant to the Plans may not exceed 0.30% annually with respect to the Class A Shares, and 1% annually with respect to each of the Class B Shares and the Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Equity Funds IV, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

         Equity Funds IV, Inc.'s Plans do not apply to the DelCap Fund Institutional Class of shares. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of Delcap Fund Institutional Class shares.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an amended and restated agreement dated as of November 29, 1996. Delaware Service Company, Inc. also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent.

         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.


Expenses
         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratio of expenses to average daily net assets for the fiscal year ended September 30, 1996 was 1.35% for the Class A Shares, 2.05% for the Class B Shares and 2.05% for the Class C Shares. The expense ratio of each Class reflects the impact of its 12b-1 Plan.

Shares
         Equity Funds IV, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. In addition to the Fund, Equity Funds IV, Inc. currently offers one other series of shares, the Capital Appreciation Fund. Commonly known as a mutual fund, Equity Funds IV, Inc. was organized as a Maryland corporation in September 1985.

         Equity Funds IV, Inc. shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. All Fund shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds IV, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds IV, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds IV, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to Class A Shares, Class B Shares and Class C Shares, the Fund also offers the DelCap Fund Institutional Class shares. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the DelCap Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to the Class A, Class B and Class C Shares. Similarly, as a general matter, holders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, the Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to the Class A Shares.

         Prior to November 29, 1996, Delaware Group Equity Funds IV, Inc. offered a single series of shares, the Concept I Series, which was known and did business as DelCap Fund.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Small to Medium-Sized Companies
         The Fund invests its assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

Foreign Securities
         The Fund may invest up to 25% of its assets in foreign securities. Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with American securities. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement.

         The Fund's Custodian for its foreign securities is The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245.

American Depository Receipts
         The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

Rule 144A Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Portfolio Loan Transactions
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Repurchase Agreements
         The Fund may also use repurchase agreements that are at least 100% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a temporary basis. The Fund may invest cash balances in joint repurchase agreements with other Delaware Group funds. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements.

                                      * * *

         The Fund is permitted under certain circumstances to borrow money. Investment securities will not be purchased while the Fund has an outstanding borrowing.

Call Options
         Writing Covered Call Options
         A covered call option obligates the Fund to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund receives premium income, which may offset any decline in market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

         Writing a Call Option on Stock Indices
         Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 100 and the S&P Over-The-Counter ("OTC") 250.

Put Options
         Purchasing a Put Option
         A put option gives the Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right whether or not the put option is exercised.

         Purchasing a Put Option on Stock Indices
         Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 100 and the S&P OTC 250.

Closing Transactions
         Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         Part B sets forth other more specific investment restrictions.

                      APPENDIX A - INVESTMENT ILLUSTRATIONS
           Illustrations of Hypothetical Returns Impact on Investments
                            Based on Purchase Options
                                $10,000 Purchase


                              Scenario 1                                      Scenario 2
                            No Redemption                                   Redeem 1st Year
               ----------------------------------------       --------------------------------------
Year           Class A          Class B        Class C        Class A          Class B       Class C
----           -------          -------        -------        -------          -------       -------
0              9,525            10,000         10,000          9,525           10,000        10,000
1              10,478           10,930         10,930         10,478           10,530        10,830+
2              11,525           11,946         11,946
3              12,678           13,058         13,058
4              13,946           14,272         14,272
5              15,340           15,599         15,599
6              16,874           17,050         17,050
7              18,562           18,636         18,636
8              20,418+          20,369         20,369
9              22,459           22,405*        22,263
10             24,705           24,646*        24,333




                                     Scenario 3                                     Scenario 4
                                   Redeem 3rd Year                             Redeem 5th Year
                   ---------------------------------------        --------------------------------------
Year               Class A         Class B        Class C         Class A         Class B        Class C
----               -------         -------        -------         -------         -------        -------
0                   9,525          10,000         10,000           9,525          10,000         10,000
1                  10,478          10,930         10,930          10,478          10,930         10,930
2                  11,525          11,946         11,946          11,525          11,946         11,946
3                  12,678          12,758         13,058+         12,678          13,058         13,058
4                                                                 13,946          14,272         14,272
5                                                                 15,340          15,399         15,599+
6
7
8
9
10

 *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.

                                $250,000 Purchase


                              Scenario 1                                    Scenario 2
                            No Redemption                                 Redeem 1st Year
             ------------------------------------------      ----------------------------------------
Year         Class A             Class B        Class C      Class A          Class B        Class C
----         -------             -------        -------      -------          -------        -------
0            243,750             250,000        250,000      243,750          250,000        250,000
1            268,125             273,250        273,250      268,125          263,250        270,750+
2            294,938             298,662        298,662
3            324,431             326,438        326,438
4            356,874+            356,797        356,797
5            392,562             389,979        389,979
6            431,818             426,247        426,247
7            475,000             465,888        465,888
8            522,500             509,215        509,215
9            574,750             560,137*       556,572
10           632,225             616,150*       608,333





                              Scenario 3                                      Scenario 4
                           Redeem 3rd Year                                 Redeem 5th Year
               ---------------------------------------         -------------------------------------
Year           Class A        Class B         Class C          Class A         Class B       Class C
----           -------        -------         -------          -------         -------       -------
0              243,750        250,000         250,000          243,750         250,000       250,000
1              268,125        273,250         273,250          268,125         273,250       273,250
2              294,938        298,662         298,662          294,938         298,662       298,662
3              324,431        318,938         326,438+         324,431         326,438       326,438
4                                                              356,874+        356,797       356,797
5                                                              392,562         384,979       389,979
6
7
8
9
10

 *This assumes that Class B Shares were converted to Class A Shares at the end of the eighth year.
         Assumes a hypothetical return for Class A of 10% per year, a hypothetical return for Class B of 9.3% for years 1-8 and 10% for years 9-10, and a hypothetical return for Class C of 9.3% per year. Hypothetical returns vary due to the different expense structures for each Class and do not represent actual performance. Class A purchase subject to appropriate sales charge breakpoint (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000). Class B
purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6). Class C purchase assessed 1% CDSC upon redemption in year 1. Figures marked "+" identify which Class offers the greater return potential based on investment amount, the holding period and the expense structure of each Class.



APPENDIX B--CLASSES OFFERED

Growth of Capital                               A Class      B Class     C Class       Consultant Class
-----------------                               -------      -------     -------       ----------------
Trend Fund                                         x            x           x                  -
Enterprise Fund                                    x            x           x                  -
DelCap Fund                                        x            x           x                  -
Value Fund                                         x            x           x                  -
U.S. Growth Fund                                   x            x           x                  -

Total Return
Devon Fund                                         x            x           x                  -
Decatur Total Return Fund                          x            x           x                  -
Decatur Income Fund                                x            x           x                  -
Delaware Fund                                      x            x           x                  -

Global Diversification
Emerging Markets Fund                              x            x           x                  -
New Pacific Fund                                   x            x           x                  -
International Equity Fund                          x            x           x                  -
World Growth Fund                                  x            x           x                  -
Global Assets Fund                                 x            x           x                  -
Global Bond Fund                                   x            x           x                  -

Current Income
Delchester Fund                                    x            x           x                  -
Strategic Income Fund                              x            x           x                  -
Corporate Income Fund                              x            x           x                  -
Federal Bond Fund                                  x            x           x                  -
U.S. Government Fund                               x            x           x                  -
Limited-Term Government Fund                       x            x           x                  -

Tax-Free Current Income
Tax-Free Pennsylvania Fund                         x            x           x                  -
Tax-Free USA Fund                                  x            x           x                  -
Tax-Free Insured Fund                              x            x           x                  -
Tax-Free USA Intermediate Fund                     x            x           x                  -

Money Market Funds
Delaware Cash Reserve                              x            x           x                  x
U.S. Government Money Fund                         x            -           -                  x
Tax-Free Money Fund                                x            -           -                  x


DELCAP FUND INSTITUTIONAL                                            PROSPECTUS
                                                              NOVEMBER 29, 1996


               --------------------------------------------------

                   1818 Market Street, Philadelphia, PA 19103

                           For more information about
                       the DelCap Fund Institutional Class
                      call Delaware Group at 800-828-5052.



         This Prospectus describes the DelCap Fund Institutional Class (the "Class") of DelCap Fund series (the "Fund") (formerly known as Concept I Series), of Delaware Group Equity Funds IV, Inc. ("Equity Funds IV, Inc.") (formerly known as Delaware Group DelCap Fund, Inc.), a professionally- managed mutual fund of the series type. The Fund intends to achieve its objective of long-term capital appreciation by investing its assets in a diversified portfolio of securities offering significant growth opportunity.

         This Prospectus relates only to the Class and sets forth information that you should read and consider before you invest. Please retain it for future reference. Part B of Equity Funds IV, Inc.'s registration statement, dated November 29, 1996, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number. The Fund's financial statements appear in its Annual Report, which will accompany any response to requests for Part B.

         The Fund also offers DelCap Fund A Class, DelCap Fund B Class and DelCap Fund C Class. Shares of these classes are subject to sales charges and other expenses, which may affect performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

TABLE OF CONTENTS


Cover Page                                Classes of Shares
Synopsis                                  How to Buy Shares
Summary of Expenses                       Redemption and Exchange
Financial Highlights                      Dividends and Distributions
  Investment Objective                    Taxes
     and Policies                         Calculation of Net Asset
            Suitability                       Value Per Share
            Investment Strategy           Management of the Fund
                                          Other Investment Policies
                                              and Risk Considerations


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS


Investment Objective
         The objective of the Fund is to seek long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth. For further details, see Investment Objective and Policies.

Risk Factors and Special Considerations
         1. Investments in equity securities of small to medium-sized companies in which the Fund invests may present greater risks than investments in larger capitalization companies, as the market prices of securities issued by smaller companies tend to fluctuate, particularly in the short-term, and some smaller company securities may be speculative. See Suitability under Investment Objective and Policies.

         2. The Fund may enter into options for hedging purposes to counterbalance portfolio volatility. While the Fund does not engage in options for speculative purposes, there are risks which result from use of these instruments by the Fund, and the investor should review the descriptions of such in this Prospectus. See Investment Strategy under Investment Objective and Policies, and Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds IV, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and fees payable under the Fund's Investment Management Agreement.

Purchase Price
         Shares of the Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

Redemption and Exchange
         Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
         Equity Funds IV, Inc., which was organized as a Maryland corporation in 1985, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Fund.

SUMMARY OF EXPENSES

         Shareholder Transaction Expenses
-------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
         (as a percentage of offering price). . .      None

Maximum Sales Charge Imposed on
         Reinvested Dividends (as a
         percentage of offering price). . . . . .      None

Redemption Fees . . . . . . . . . . . . . . . . .      None*

Exchange Fees . . . . . . . . . . . . . . . . . .      None**

         Annual Operating Expenses
         (as a percentage of
         average daily net assets)
-------------------------------------------------------------
Management Fees . . . . . . . . . . . . . . . . .      0.75%

12b-1 Fees. . . . . . . . . . . . . . . . . . . .      None


Other Operating Expenses. . . . . . . . . . . . .      0.30%
                                                      -----
     Total Operating Expenses . . . . . . . . . .      1.05%
                                                      =====


*CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

** Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.


         For expense information about the DelCap Fund A Class, B Class and C Class, see the separate prospectus relating to those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees.


           1 year            3 years          5 years           10 years
           ------            -------          -------           --------
            $11                $33              $58               $128

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


The following financial highlights are derived from the financial statements of Delaware Group Equity Funds IV, Inc. - DelCap Fund (formerly known as Delaware Group DelCap Fund, Inc. - Concept I Series) and have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and the report of Ernst & Young LLP, all of which are incorporated by reference into Part B. Further information about the Fund's performance is contained in its Annual Report to shareholders. A copy of the Fund's Annual Report (including the report of Ernst & Young LLP) may be obtained from Equity Funds IV, Inc. upon request at no charge.
--------------------------------------------------------------------------------

                                                            Period
                                                          11/9/92(1)
                                  Year Ended                through      Year Ended
                       9/30/96     9/30/95     9/30/94      9/30/93      9/30/93(2)
Net Asset Value,
Beginning of
Period . . . . . .     $29.130     $25.710     $26.140      $22.000      $20.730

Income (Loss) From In-
---------------
vestment Operations
-------------------


Net Investment
Income (Loss)(3) .      (0.123)     (0.091)     (0.080)      (0.027)      (0.125)


Net Gains (Losses)
on Securities (both
realized and
unrealized). . . .       5.693       5.341       0.470        4.167        5.475
                         -----       -----       -----        -----        -----

   Total From
   Investment
   Operations. . .       5.570       5.250       0.390        4.140        5.350
                         -----       -----       -----        -----        -----

Less Distributions
------------------

Dividends from
Net Investment
Income. . . . . .         none        none        none         none         none

Distributions
from Capital
Gains . . . . . .       (3.540)     (1.830)     (0.820)        none         none

Returns of
Capital. . . . . .        none        none        none         none         none
                          ----        ----        ----         ----         ----

   Total Distri-
   butions . . . .      (3.540)     (1.830)     (0.820)        none         none
                         -----      -------     -------        ----         ----

Net Asset Value,
End of Period. . .     $31.160     $29.130     $25.710      $26.140      $26.080
                       =======     =======     =======      =======      =======

---------------------------------------------------------------------


Total Return . . .       21.44%      22.45%       1.48%       21.31%       25.81%(4)
------------


---------------------------------------------------------------------

Ratios/Supplemental
-------------------
Data
----

Net Assets, End
of Period (000's
omitted) . . . . .   $178,197     $129,378    $110,126     $85,588    $1,057,358

Ratio of Expenses
to Average
Net Assets . . . .       1.05%       1.07%       1.05%        1.02%         1.30%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets . . . .     (0.44%)     (0.37%)     (0.38%)      (0.15%)       (0.43%)

Portfolio Turnover
Rate . . . . . . .         72%         51%         34%          51%           51%

Average Commission
Rate Paid. . . . .    $0.0600         N/A         N/A          N/A           N/A





                                                     Year Ended
                       9/30/92(2)     9/30/91(2)     9/30/90(2)     9/30/89(2)     9/30/88(2)
Net Asset Value,
Beginning of
Period . . . . . .     $21.470        $15.810        $19.060        $13.920        $14.930


Income (Loss) From In-
---------------
vestment Operations
-------------------

Net Investment
Income (Loss). . .      (0.059)         0.064          0.419          0.201          0.042

Net Gains (Losses)
on Securities (both
realized and
unrealized). . . .      (0.651)         6.496         (3.219)         5.059         (0.357)
                        ------          -----         -------         -----         -------

   Total From
   Investment
   Operations. . .      (0.710)         6.560         (2.800)         5.260         (0.315)
                        -------         -----         -------         -----         -------

Less Distributions
------------------

Dividends from
Net Investment
Income. . . . . .       (0.030)        (0.410)        (0.160)        (0.120)        (0.430)

Distributions
from Capital
Gains . . . . . .         none         (0.490)        (0.290)          none         (0.265)

Returns of
Capital. . . . . .        none           none           none           none           none
                        -------        -------        -------        -------        -------

   Total Distri-
   butions . . . .      (0.030)        (0.900)        (0.450)        (0.120)        (0.695)
                        -------        -------        -------        -------        -------

Net Asset Value,
End of Period. . .     $20.730        $21.470        $15.810        $19.060        $13.920
                       =======        =======        =======        =======        =======

---------------------------------------------------------------------


Total Return . . .      (3.32%)(4)     43.25%(4)     (14.99%)(4)     38.15%(4)      (2.26%)(4)
------------


---------------------------------------------------------------------

Ratios/Supplemental
-------------------
Data
----

Net Assets, End
of Period (000's
omitted) . . . . .   $993,125       $512,356       $155,392       $138,589       $114,122

Ratio of Expenses
to Average
Net Assets . . . .       1.39%          1.43%          1.41%          1.44%          1.55%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets . . . .      (0.26%)         0.63%          2.61%          1.28%          0.31%

Portfolio Turnover
Rate . . . . . . .         24%            33%            45%            42%            77%

Average Commission
Rate Paid. . . . .        N/A            N/A            N/A            N/A            N/A



                       Year Ended
                       9/30/87(2)
Net Asset Value,
Beginning of
Period . . . . . .     $16.540


Income (Loss) From In-
---------------
vestment Operations
-------------------

Net Investment
Income (Loss). . .       0.449

Net Gains (Losses)
on Securities (both
realized and
unrealized). . . .       5.361
                         -----

   Total From
   Investment
   Operations. . .       5.810
                         -----

Less Distributions
------------------

Dividends from
Net Investment
Income. . . . . .         none

Distributions
from Capital
Gains . . . . . .       (7.420)

Returns of
Capital. . . . . .        none
                         ----

   Total Distri-
   butions . . . .      (7.420)
                        -------

Net Asset Value,
End of Period. . .     $14.930
                       =======

----------------------------------------------------------------------


Total Return . . .      63.07%(4)(5)
------------


----------------------------------------------------------------------

Ratios/Supplemental
-------------------
Data
----

Net Assets, End
of Period (000's
omitted) . . . . .   $131,916


Ratio of Expenses
to Average
Net Assets . . . .       1.39%(6)

Ratio of Net
Investment Income
(Loss) to Average
Net Assets . . . .       7.11%(7)


Portfolio Turnover
Rate . . . . . . .        127%

Average Commission
Rate Paid. . . . .        N/A

------------------------
(1) Date of initial public offering of the DelCap Fund Institutional Class; ratios and total return for this period have been annualized.

(2) Data are derived from data of the DelCap Fund A Class and reflect the impact of Rule 12b-1 distribution expenses paid by the DelCap Fund A Class. DelCap Fund Institutional Class shares are not subject to Rule 12b-1 distribution expenses and per share data for periods beginning on and after November 9, 1992 will not reflect the deduction of such expenses.

(3) The per share information for the years ended 9/30/96 and 9/30/95 were based on the average shares outstanding method.

(4) Total return data is derived from performance of the DelCap Fund A Class, but does not reflect the maximum sales charge that is or was in effect nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase.

(5) Total return for 1987 reflects the expense limitation referenced in Notes 5 and 6.

(6) Ratio of expenses to average net assets prior to expense limitation was 1.73% for 1987.

(7) Ratio of net investment income (loss) to average net assets prior to expense limitation was 6.77% for 1987.

INVESTMENT OBJECTIVE AND POLICIES

         The objective of the Fund is long-term capital growth. The strategy will be to invest primarily in common stocks that, in the judgment of the Manager, are of superior quality and those securities convertible into such common stocks.

SUITABILITY
         The Fund may be suitable for the patient investor interested in long-term capital appreciation. Investors should be willing to accept the risks associated with investments in equity securities.

         While equity securities of small to medium-sized companies in which the Fund invests may offer the potential for greater capital appreciation than securities issued by larger companies, investments in securities of smaller companies, some of which may be speculative, may present greater risks. The prices of equity securities, especially of smaller companies, tend to fluctuate in response to the condition of individual companies as well as general market and economic conditions. Consequently, the Fund's net asset value will fluctuate and an investment in the Fund may be inappropriate for the short-term investor.

         Ownership of Fund shares reduces the bookkeeping and administrative inconvenience connected with direct purchases of the types of securities in which the Fund invests.

         Providing current income is not an objective of the Fund. Any income produced is expected to be minimal. Investors should not consider a purchase of Fund shares as equivalent to a complete investment program. The Delaware Group includes a family of funds generally available through registered investment dealers which may be used in concert to create a more complete investment program.

INVESTMENT STRATEGY
         The Fund will attempt to achieve its objective by exceeding the return of common stocks as measured by the Standard & Poor's ("S&P") 500 Stock Index.

         Securities purchased will be of companies whose earnings the Manager believes will grow more rapidly than the average of those listed in the S&P 500 Stock Index. The Manager's emphasis will be on the securities of companies that, in its judgment, have the characteristics that will enable them to grow faster than the economy as measured by the Index.

         This judgment will be based on the financial strength of the company, the expertise of its management, the growth potential of the company within its industry and the growth potential of the industry itself.


         The Manager will focus primarily on those securities of companies it believes have established themselves within their industry while maintaining growth potential. If the Manager believes that market conditions warrant, the Fund may employ certain option strategies involving the activities and instruments described below.

         In investing for capital appreciation, the Fund may hold securities for any period of time.

         While management believes its objective may best be attained by investing in common stocks, the Fund may also invest in other securities including, but not limited to, convertible securities, warrants, preferred stocks, bonds and foreign securities. The strategies employed are dependent upon the judgment of the Manager.

         Should the market warrant a temporary, defensive approach, the Fund may also invest in fixed-income obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities as well as corporate bonds of investment quality rated Baa or above by Moody's Investors Service, Inc. or BBB or above by S&P. (Appendix A in Part B describes these ratings.)

         The Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The Manager may also write covered call options to achieve income to offset the cost of purchasing put options.

         While there is no limit on the amount of the Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options. The Fund will only use Exchange-traded options.

         Although the Fund will constantly strive to attain the objective of long-term capital growth, there can be no assurance that it will be attained. The objective of the Fund may not be changed without shareholder approval.

         For additional information about the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

CLASSES OF SHARES


         The Distributor serves as the national distributor for the Fund. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are at net asset value. There is no front-end or contingent deferred sales charge.

         Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of the Class as part of their retirement program should contact their employer for details.

         Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) banks, trust companies and similar financial institutions investing for their own account or for the account of their trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.


DelCap Fund A Class, DelCap Fund B Class and DelCap Fund C Class
         In addition to offering the DelCap Fund Institutional Class, the Fund also offers the DelCap Fund A Class, the DelCap Fund B Class and the DelCap Fund C Class, which are described in a separate prospectus. Shares of DelCap Fund A Class, DelCap Fund B Class and DelCap Fund C Class may be purchased through authorized investment dealers or directly by contacting the Fund or its Distributor. The DelCap Fund

A Class carries a front-end sales charge and has annual 12b-1 expenses equal to a maximum of 0.30%. The maximum front-end sales charge as a percentage of the offering price is 4.75% and is reduced on certain transactions of $100,000 or more. The DelCap Fund B Class and the DelCap Fund C Class have no front-end sales charge but are subject to annual 12b-1 expenses equal to a maximum of 1%. Shares of the DelCap Fund B Class and the DelCap Fund C Class and certain shares of the DelCap Fund A Class may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone numbers listed on the cover of this Prospectus.

HOW TO BUY SHARES
         The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.


Investing Directly by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to DelCap Fund Institutional Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to DelCap Fund Institutional Class. Your check should be identified with your name(s) and account number.


Investing Directly by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number).

1. Initial Purchases--Before you invest, telephone the Fund's Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to DelCap Fund Institutional Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.


Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, shares of the DelCap Fund B Class and the DelCap Fund C Class and the Class B Shares and the Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800- 828-5052 for more information.

Investing through Your Investment Dealer
         You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service.


Purchase Price and Effective Date
         The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

         Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.


         Your shares will be redeemed or exchanged based on the net asset value next determined after we receive your request in good order. Redemption and exchange requests received in good order after the time the net asset value of shares is determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may also request a redemption or an exchange by calling the Fund at 800-828- 5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         Shares of the Class may be exchanged into any other Delaware Group mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such exchange will be exchanged at net asset value. Shares of the Class may not be exchanged into the Class B Shares or Class C Shares of the funds in the Delaware Group. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.





Written Redemption and Exchange
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

         For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate must accompany your request and also be in good order.

         You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.


         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such service available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.


         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
         You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS


         The Fund will make payments from net investment income and net realized securities profits, if any, twice a year. The first payment normally will be made during the first quarter following the end of Equity Funds IV, Inc.'s fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Internal Revenue Code (the Code"). Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

         Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur distribution fees under the 12b-1 Plans which apply to the DelCap Fund A Class, the DelCap Fund B Class and the DelCap Fund C Class.

TAXES


         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         The Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.

         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, even though received in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from Equity Funds IV, Inc. to the Fund's shareholders. For the fiscal year ended September 30, 1996, 4.24% of the Fund's dividends from net investment income qualified for the dividends-received deduction to corporations.

         Distributions paid by the Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November, or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

         Each year, Equity Funds IV, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income, if any, that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE


         The purchase and redemption price of Class shares is the net asset value ("NAV") per share of the Class next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The NAV is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Portfolio securities for which market quotations are available are priced at market value. Foreign securities expressed in foreign currency values will be converted into U.S. dollar values at the mean between the currencies' bid and offered quotations. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds IV, Inc.'s Board of Directors.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Fund's 12b-1 Plans and DelCap Fund A, B and C Classes alone will bear the 12b-1 Plan fees payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the NAV per share of each class of the Fund will vary.

MANAGEMENT OF THE FUND


Directors
         The business and affairs of Equity Funds IV, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds IV, Inc.'s directors and officers.

Investment Manager
         The Manager furnishes investment management services to the Fund.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On September 30, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were supervising in the aggregate more than $30 billion in assets in the various institutional or separately managed (approximately $18,573,058,000) and investment company (approximately $11,495,414,000) accounts.

         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. In connection with the merger, a new Investment Management Agreement between Equity Funds IV, Inc. on behalf of the Fund and the Manager was executed following shareholder approval.

         The Manager manages the Fund's portfolio and makes investment decisions for the Fund, which are implemented by the Fund's Trading Department. The Manager also administers Equity Funds IV, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds IV, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee of 3/4 of 1% of the average daily net assets of the Fund, less the Fund's proportionate share of all directors' fees paid to unaffiliated directors by Equity Funds IV, Inc. The Fund's fee is higher than that paid by many other funds. The fee may be higher or lower than that paid by funds with comparable investment objectives. Investment management fees paid by the Fund for the fiscal year ended September 30, 1996 were 0.75% of average daily net assets.

         Edward N. Antoian and Gerald S. Frey have primary responsibility for making day-to-day investment decisions for the Fund. Mr. Antoian, a Vice President/Senior Portfolio Manager of Equity Funds IV, Inc., had such responsibility since the Fund's inception. A graduate of The State University of New York at Albany with an MBA in Finance from the University of Pennsylvania's Wharton School, Mr. Antoian began his career with Price Waterhouse. Prior to joining the Delaware Group in June 1984, he worked in the Institutional Equity Department of E.F. Hutton in Philadelphia. Mr. Antoian is a Chartered Financial Analyst, and a member of the Philadelphia Finance Association and the Philadelphia Securities Association. Mr. Frey joined Mr. Antoian as Vice President/Senior Portfolio Manager and co-manager of Equity Funds IV, Inc. in June 1996. Mr. Frey has 20 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and an MBA from Wilkes College. Prior to joining the Delaware Group in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

         In making investment decisions for the Fund, Mr. Antoian and Mr. Frey regularly consult with Wayne A. Stork, William H. Miller, Judith R. Finger and Lori Wachs. Mr. Stork, Chairman of the Manager and the Equity Funds IV, Inc.'s Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Miller is a Vice President/Assistant Portfolio Manager. He holds a BA in Economics from Trinity College. Prior to joining the Delaware Group in 1995, he worked as a technology analyst for Janney Montgomery Scott in Philadelphia and he has also served as an institutional salesman for Rutherford Brown & Catherwood. Ms. Finger is a Vice President/Assistant Portfolio Manager. She joined the Delaware Group in 1995 from the New York-based Fred Alger Management, where she was an equity analyst for three years. Prior to that, she held positions with Chemical Bank and Dun & Bradstreet, in mergers and acquisitions. She earned her BA in Finance from the University of Pennsylvania and her MBA in Finance & Accounting from the University of Chicago. Ms. Wachs is an Assistant Vice President. She joined the Delaware Group in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental studies.

Portfolio Trading Practices

         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate may exceed 100%. A turnover rate of 100% would occur if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. The turnover rate also may be affected by cash requirements for redemptions and repurchases of Fund shares. For the fiscal years ended September 30, 1995 and 1996, the Fund's portfolio turnover rates were 51% and 72%, respectively.

         The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to its advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of Fund shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

Performance Information
         From time to time, the Fund may quote total return performance of the Class in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value. Each presentation will include the average annual total return for one-, five- and ten-year periods, as relevant. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.

         Because securities prices fluctuate, investment results of the Class will fluctuate over time and past performance should not be considered a guarantee of future results.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Equity Funds IV, Inc.'s fiscal year ends on September 30.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Equity Funds IV, Inc. dated April 3, 1995, as amended on November 29, 1995. The Distributor bears all of the costs of promotion and distribution.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an amended and restated agreement dated as of November 29, 1996. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Account Agreement. The directors annually review service fees paid to the Transfer Agent. Certain recordkeeping and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for those services. In addition, participant account maintenance fees may be assessed for certain recordkeeping provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.


Expenses
         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The ratio of operating expenses to average daily net assets for the Class was 1.05% for the fiscal year ended September 30, 1996.

Shares

         Equity Funds IV, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds IV, Inc. was organized as a Maryland corporation in September 1985. In addition to the Fund, Equity Funds IV, Inc. presently offers one other series of shares, the Capital Appreciation Fund series.

         Equity Funds IV, Inc.'s shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. Equity Funds IV, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds IV, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds IV, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds IV, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to the Class, the Fund also offers the DelCap Fund A Class, the DelCap Fund B Class and the DelCap Fund C Class. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to the DelCap Fund A Class, the DelCap Fund B Class and the DelCap Fund C Class.

         Prior to November 29, 1996, Delaware Group Equity Funds IV, Inc. offered a single series of shares, the Concept I Series, which was known and did business as DelCap Fund.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Small to Medium-Sized Companies
         The Fund invests its assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

Foreign Securities
         The Fund may invest up to 25% of its assets in foreign securities. Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with American securities. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement.

         The Fund's Custodian for its foreign securities is The Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, NY 11245.

American Depository Receipts
         The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depository Receipts ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR.

Rule 144A Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 10% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 10% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 10% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Portfolio Loan Transactions
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Repurchase Agreements
         The Fund may also use repurchase agreements that are at least 100% collateralized by securities in which the Fund can invest directly. Repurchase agreements help the Fund to invest cash on a temporary basis. The Fund may invest cash balances in joint repurchase agreements with other Delaware Group funds. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities. To minimize this possibility, the Fund considers the creditworthiness of banks and dealers when entering into repurchase agreements.

                                      * * *

         The Fund is permitted under certain circumstances to borrow money. Investment securities will not be purchased while the Fund has an outstanding borrowing.

Call Options
         Writing Covered Call Options
         A covered call option obligates the Fund to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund receives premium income, which may offset any decline in market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

Writing a Call Option on Stock Indices
         Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 100 and the S&P Over-The-Counter ("OTC") 250.

Put Options
         Purchasing a Put Option
         A put option gives the Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right whether or not the put option is exercised.

Purchasing a Put Option on Stock Indices
         Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 100 and the S&P OTC 250.

Closing Transactions
         Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         Part B sets forth other more specific investment restrictions.

         For more information, contact
Delaware Group at 800-828-5052.              -----------------------------

                                             DELCAP FUND INSTITUTIONAL

                                             -----------------------------


                                             -----------------------------




INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.                  P R O S P E C T U S
1818 Market Street
Philadelphia, PA  19103                      -----------------------------

                                             NOVEMBER 29, 1996

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young,
LLP
One Commerce Square
Philadelphia, PA  19103


INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103
                                                                        DELAWARE
                                                                        GROUP
                                                                        --------

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245

         The Delaware Group includes        -----------------------------
funds with a wide range of investment
objectives. Stock funds, income funds,      CAPITAL APPRECIATION FUND
tax-free funds, money market funds,
global and international funds and          -----------------------------
closed-end equity funds give investors
the ability to create a portfolio that      A CLASS
fits their personal financial goals. For    B CLASS
more information, contact your financial    C CLASS
adviser or call Delaware Group at
800-523-4640.                               -----------------------------




INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA 19103


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street                          PROSPECTUS
Philadelphia, PA 19103


SHAREHOLDER SERVICING,                      -----------------------------
DIVIDEND DISBURSING,
ACCOUNTING SERVICES                         NOVEMBER 29, 1996
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103


CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245                                                 DELAWARE
                                                                    GROUP
                                                                    ---------

CAPITAL APPRECIATION FUND A CLASS SHARES
CAPITAL APPRECIATION FUND B CLASS SHARES                           PROSPECTUS
CAPITAL APPRECIATION FUND C CLASS SHARES                    NOVEMBER 29, 1996

                  -------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

                         For Prospectus and Performance:
                             Nationwide 800-523-4640

                        Information on Existing Accounts:
                               (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                                Dealer Services:
                              (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2259



         This Prospectus describes the Capital Appreciation Fund A Class of shares ("Class A Shares"), the Capital Appreciation Fund B Class of shares ("Class B Shares") and the Capital Appreciation Fund C Class of shares ("Class C Shares") (individually, a "Class" and collectively, the "Classes") of the Capital Appreciation Fund series (the "Fund") of Delaware Group Equity Funds IV, Inc. ("Equity Funds IV, Inc."), a professionally-managed mutual fund of the series type. The investment objective of the Fund is capital appreciation. The Fund will attempt to achieve its objective by investing primarily in equity securities of small to medium-sized companies expected to grow over time and, to a lesser extent, in equity securities of larger, more well established companies presenting growth potential.

         This Prospectus sets forth information that you should read and consider before you invest. Please retain it for future reference. The Statement of Additional Information ("Part B") for Equity Funds IV, Inc., dated November 29, 1996, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.

         The Fund also offers the Capital Appreciation Fund Institutional Class, which is available for purchase only by certain investors. A prospectus for the Capital Appreciation Fund Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers.

TABLE OF CONTENTS

Cover Page                                How to Buy Shares
Synopsis                                  Redemption and Exchange
Summary of Expenses                       Dividends and Distributions
Investment Objective and Policies         Taxes
         Suitability and Certain          Calculation of Offering Price and
                  Risk Factors                     Net Asset Value Per Share
         Investment Strategy              Management of the Fund
The Delaware Difference                   Other Investment Policies
         Plans and Services                        and Risk Considerations
Retirement Planning                       Appendix A--Investment Illustrations
Classes of Shares                         Appendix B--Classes Offered



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         The investment objective of the Fund is to seek capital appreciation. The Fund will attempt to achieve its objective by investing primarily in equity securities of small to medium-sized companies expected to grow over time and, to a lesser extent, in equity securities of larger, more well established companies presenting growth potential.

Risk Factors and Special Considerations
         1. Investments in equity securities of small to medium-sized companies may present greater risks than investments in larger capitalization companies, as the market prices of securities issued by smaller companies tend to fluctuate, particularly in the short-term and, some smaller company securities may be speculative. See Suitability and Certain Risk Factors under Investment Objective and Policies.

         2. The Fund may enter into options and futures transactions for hedging purposes and, among other reasons, to attempt to counterbalance portfolio volatility. While the Fund does not engage in options and futures for speculative purposes, there are risks that result from the use of these instruments. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

         3. The Fund may invest up to 20% of its total assets directly in securities of foreign issuers denominated in foreign currencies. Consequently, the Fund may be affected by changes in currency exchange rates and controls and may incur costs in connection with conversions between currencies. To hedge the currency risks associated with investments in securities of foreign companies denominated in foreign currencies and to expedite settlement of portfolio transactions, the Fund may enter into certain foreign currency transactions. These activities pose special risks which do not typically arise in connection with investments denominated in U.S. dollars. See Foreign Securities, Futures Contracts and Foreign Currency Transactions under Other Investment Policies and Risk Considerations.


Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds IV, Inc.'s Board of Directors. The Manager also provides investment management services to certain other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and fees payable under the Fund's Investment Management Agreement.

Sales Charges
         The price of Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price, which is equivalent to 4.94% of the amount invested, based on an initial net asset value of $8.50 per share. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. There is no front-end sales charge on purchases of $1,000,000 or more. Class A Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a contingent deferred sales charge ("CDSC") of:
(i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge Alternative - Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.


         The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares and Distribution (12b-1) and Service under Management of the Fund.

Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
         Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assesses a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assesses any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.


Open-End Investment Company
         Equity Funds IV, Inc., which was organized as a Maryland corporation in 1985, is an open-end management investment company and the Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Fund.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:

                                           Class A    Class B    Class C
     Shareholder Transaction Expenses      Shares     Shares     Shares
------------------------------------------------------------------------

Maximum Sales Charge Imposed
   on Purchases (as a percentage
   of offering price). . . . . . . . .     4.75%      None       None

Maximum Sales Charge Imposed on
   Reinvested Dividends (as a
   percentage of offering price) . . .     None       None       None

Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds,
   as applicable). . . . . . . . . . .     None*      4.00%*     1.00%*

Redemption Fees. . . . . . . . . . . .     None**     None**     None**


     Annual Operating Expenses
     (as a percentage of                   Class A    Class B    Class C
     average daily net assets)             Shares     Shares     Shares
------------------------------------------------------------------------

Management Fees . . . . . . . . . . .
   (after voluntary waivers)               0.00%      0.00%      0.00%

12b-1 Plan Expenses
   (including service fees)
   (after voluntary waivers) . . . . .     0.00%+     0.00%+     0.00%+


Other Operating Expenses++. . . . . .      0.75%      0.75%      0.75%
                                           -----      -----      -----
     Total Operating Expenses+++. . .
     (after voluntary waivers)             0.75%      0.75%      0.75%
                                           =====      =====      =====


         *Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a CDSC of 1% will be imposed on certain redemptions within 12 months of purchase ("Limited CDSC"). Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class C Shares are subject to a

CDSC of 1% if the shares are redeemed within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange; Deferred Sales Charge Alternative - Class B Shares and Level Sales Charge Alternative - Class C Shares under Classes of Shares.

**CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.


+Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees (including service fees) from the commencement of the public offering of the Classes through May 31, 1997. In the absence of those waivers, 12b-1 expenses would equal 0.30% for Class A Shares and 1.00% for each of the Class B and Class C Shares. See Distribution (12b-1) and Service under Management of the Fund.


++Because the Fund has no operating history, "Other Operating Expenses" for all Classes are estimates based on expenses expected to be incurred during the Fund's first fiscal year.


+++"Other Operating Expenses" for the Class A Shares, the Class B Shares and the Class C Shares are based on estimated amounts for the first full fiscal year of the Classes, after giving effect to the voluntary expense waiver. As noted above, the Distributor has elected voluntarily to waive 12b-1 Plan fees through May 31, 1997. Also, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Capital Appreciation Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the "Total Operating Expenses" of each Class of the Fund, excluding each such Class' 12b-1 fees, do not exceed 0.75%, during the commencement of the public offering of the Classes through May 31, 1997. If the voluntary expense waivers were not in effect by the Distributor and the Manager, it is estimated that the "Total Operating Expenses", as a percentage of average daily net assets, would be 5.01%, 5.71%, and 5.71%, respectively, for the Class A Shares, the Class B Shares and the Class C Shares first full fiscal year, reflecting management fees of 0.75%.

         For expense information about the Capital Appreciation Fund Institutional Class of shares, see the separate prospectus relating to that class.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and (3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable.

                                    Assuming Redemption                Assuming No Redemption
                                    1 year           3 years           1 year           3 years
                                    ------           -------           ------           -------
Class A Shares                      $55(1)           $70               $55              $70

Class B Shares(2)                   $48              $54               $ 8              $24

Class C Shares                      $18              $24               $ 8              $24



         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in each Class will bear directly or indirectly.


(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions within 12 months of purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

INVESTMENT OBJECTIVE AND POLICIES

SUITABILITY AND CERTAIN RISK FACTORS
         The Fund may be suitable for the patient investor interested in capital appreciation. Investors should be willing to accept the risks associated with investments in equity securities issued by domestic and foreign issuers.

         While equity securities of small to medium-sized companies may offer the potential for greater capital appreciation than securities issued by larger companies, investments in securities of smaller companies, some of which may be speculative, may present greater risks. The prices of equity securities, especially of smaller companies, tend to fluctuate in response to the condition of individual companies as well as general market and economic conditions. Consequently, the Fund's net asset value will fluctuate and an investment in the Fund may be inappropriate for the short-term investor.

         In addition, investments in securities issued by foreign companies involve special risks, including those associated with currency fluctuations, as well as political, economic and social circumstances that may be different from and more volatile than those present in the U.S. market.

         As a result, the Fund of course can not assure a specific rate of return or that the Fund's principal will be protected. Through cautious selection and supervision of Fund investments, however, the Manager will strive to achieve the Fund's objective.

         The Fund is designed for capital appreciation; providing current income is not a goal of the Fund. Any income produced, therefore, is expected to be minimal. Investors should not consider an investment in the Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds generally available through registered investment dealers which may be used in concert to create a more complete investment program.

INVESTMENT STRATEGY
         The Fund's investment objective is capital appreciation. It seeks to achieve that objective by investing, under normal market conditions, primarily in equity securities of small to mid-sized companies that the Manager believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard & Poor's 500 Index ("S&P 500"). Small to medium-sized companies generally are those having a current equity market capitalization of less than $3 billion. The Fund also invests in equity securities of larger capitalization companies that the Manager believes present greater than average growth potential compared to other S&P 500 companies.

         Common stock generally is the principal kind of equity security in which the Fund invests. The Fund, however, may invest any portion of its assets in any type of equity security available in the marketplace, including without limitation, preferred stock, warrants and equity and debt securities convertible into common stock. See Other Investment Policies and Risks Considerations and Part B.

         The Fund may enter into options and futures transactions for hedging purposes and, among other reasons, to attempt to counterbalance portfolio volatility. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

         Up to 20% of the Fund's total assets may be invested directly in equity securities of foreign companies or indirectly in foreign securities through investments in American, Global or European Depositary Receipts. In connection with its investments in foreign securities, the Fund may hold foreign currency directly and, to hedge the currency risk associated with securities denominated in foreign currencies, may enter into currency futures transactions and forward foreign currency transactions. See Foreign Securities, Depositary Receipts, Foreign Currency Transactions and Futures Contracts under Other Investment Policies and Risk Considerations.

         Should the market warrant a temporary defensive approach, the Fund may invest all or a substantial part of its assets in fixed-income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as short-term debt, other money-market instruments or corporate bonds rated investment grade (i.e., rated Baa or above by Moody's Investors Service, Inc. ("Moody's") or BBB or above by Standard & Poor's Ratings Group ("S&P")) or, if unrated, instruments determined to be of comparable quality by the Manager. The Fund may also invest in these instruments pending investment in equity securities appropriate for the Fund of proceeds from new sales of Fund shares from proceeds of the sale of the Fund's portfolio securities or to maintain sufficient cash to meet redemptions. See Appendix A of Part B for a description of those ratings.


         The Fund will constantly strive to achieve its objective of capital appreciation and, in investing to do so, may hold securities for any period of time. There can be no assurance, however, that the Fund will achieve its objective. That objective may be changed without shareholder approval.

         For additional information on the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Group of funds.

SHAREHOLDER PHONE DIRECTORY

Investor Information Center
         800-523-4640

         Fund Information, Literature Price, Yield and
                  Performance Figures

Shareholder Service Center
         800-523-1918

         Information on Existing Regular Investment Accounts and Retirement Plan
                  Accounts, Wire Investments, Wire Liquidations, Telephone Liquidations and Telephone Exchanges

Delaphone
   800-362-FUND
   (800-362-3863)


Performance Information
         You can call the Investor Information Center at any time for current yield information. Current yield and total return information may also be included in advertisements and information given to shareholders. Yields are computed on an annual basis over a 30-day period.

Shareholder Services
         During business hours, you can call the Delaware Group's Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Group.

Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Group. Delaphone is available seven days a week, 24 hours a day.

Dividend Payments
         Dividends, capital gains and other distributions are automatically reinvested in your account. You may also elect to have the dividends earned in one fund automatically invested in another Delaware Group fund with a different investment objective, subject to certain exceptions and limitations.

         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.




Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.


Tax Information
         Each year, Equity Funds IV, Inc. will mail to you information on the tax status of your dividends and distributions.


Right of Accumulation
         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Group. See Classes of Shares.

Letter of Intention
         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of Delaware Group fund shares over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge.
See Part B.

Exchange Privilege
         The Exchange Privilege permits shareholders to exchange all or part of their shares into shares of the other funds in the Delaware Group, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares and Redemption and Exchange.

Wealth Builder Option
         You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Delaware Group Asset Planner
         Delaware Group Asset Planner is an asset allocation service that gives investors, working with a professional financial adviser, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. The Asset Planner service offers a choice of four predesigned allocation strategies (each with a different risk/reward profile) made up of separate investments in predetermined percentages of Delaware Group funds. With the guidance of a financial adviser, investors may also tailor an allocation strategy that meets their personal needs and goals. See How to Buy Shares.


Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Equity Funds IV, Inc.'s fiscal year ends on September 30.

RETIREMENT PLANNING

         An investment in the Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans.


         Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase the Capital Appreciation Fund Institutional Class. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center or see Part B.


Individual Retirement Account ("IRA")
         Individuals, even if they participate in an employer-sponsored retirement plan, may establish their own retirement program for investments in each of the Classes. Contributions to an IRA may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted, and in some cases eliminated, for individuals who participate in certain employer-sponsored retirement plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn on a tax-deferred basis.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.


Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Offers employers with 25 or fewer eligible employees the ability to establish a SEP/IRA that permits salary deferral contributions. An employer may also elect to make additional contributions to this plan. Class B Shares are not available for purchase by such plans. Under the Small Business Protection Act of 1996, an employer cannot establish a new SAR/SEP after December 31, 1996. Plans established before January 1, 1997 can continue to operate without change.


403(b)(7) Deferred Compensation Plan
         Permits employees of public school systems or of certain types of non-profit organizations to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

457 Deferred Compensation Plan
         Permits employees of state and local governments and certain other entities to enter into a deferred compensation arrangement for the purchase of shares of each of the Classes.

Prototype Profit Sharing or Money Purchase Pension Plan
         Offers self-employed individuals, partnerships and corporations a tax-qualified plan which provides for the investment of contributions in Class A Shares or Class C Shares. Class B Shares are not available for purchase by such plans.

Prototype 401(k) Defined Contribution Plan
         Permits employers to establish a tax-qualified plan based on salary deferral contributions for investment in Class A or Class C Shares. Class B Shares are not available for purchase by such plans.

Allied Plans
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Group funds ("eligible Delaware Group fund shares"), as well as shares of designated classes of non-Delaware Group funds ("eligible non-Delaware Group fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Group and eligible non-Delaware Group fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Group fund shares. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Group fund shares for other eligible Delaware Group fund shares or for eligible non-Delaware Group fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Group and non-Delaware Group, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Group fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Group fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Group fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Group and non-Delaware Group fund shares. When eligible Delaware Group fund shares are exchanged into eligible non-Delaware Group fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

CLASSES OF SHARES

Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of the purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").


         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Absent any applicable fee waiver, Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange and Distribution (12b-1) and Service under Management of the Fund.

         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, the Class B Shares will automatically be converted into Class A Shares and, thereafter, for the life of the investment, the annual 0.30% 12b-1 Plan fees for the Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In comparing Class B Shares to Class C Shares, investors should also consider the desirability of an automatic conversion feature, which is available only for Class B Shares.


         Prospective investors should refer to Appendix A--Investment Illustrations in this Prospectus for an illustration of the potential effect that each of the purchase options may have on a long-term shareholder's investment.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, absent any applicable fee waiver, the Distributor and others will be paid, in the case of the Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of the Class B Shares and the Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Fund.

         Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that, when assessed, the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. Equity Funds IV, Inc. and the Distributor intend to operate in compliance with these rules.


Front-End Sales Charge Alternative - Class A Shares
         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                       Capital Appreciation Fund A Class
-----------------------------------------------------------------------------
                                                                 Dealer's
                            Front-End Sales Charge             Commission***
                                      as % of                    as % of
                           Offering           Amount            Offering
Amount of Purchase          Price           Invested**             Price
-----------------------------------------------------------------------------


Less than $100,000          4.75%                4.94%             4.00%

$100,000 but
under $250,000              3.75                 3.89              3.00

$250,000 but
under $500,000              2.50                 2.59              2.00

$500,000 but
under $1,000,000*           2.00                 2.00              1.60


* There is no front-end sales charge on purchases of Class A Shares of $1 million or more but, under certain limited circumstances, a 1% Limited CDSC may apply upon redemption of such shares.

** Based upon the initial net asset value of $8.50 per share of the Class A Shares.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
--------------------------------------------------------------------------------
         The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
--------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                          Dealer's Commission
                                                          -------------------
                                                          (as a percentage of
         Amount of Purchase                               amount purchased)
         ------------------

         Up to $2 million                                       1.00%
         Next $1 million up to $3 million                       0.75
         Next $2 million up to $5 million                       0.50
         Amount over $5 million                                 0.25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies may be aggregated with those of the Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege
         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of the other funds in the Delaware Group, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other Delaware Group fund holdings. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a Delaware Group fund that does carry a front-end sales charge or CDSC.

         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.

Buying Class A Shares at Net Asset Value
         Class A Shares of the Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Group, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.





         The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, Prototype Profit Sharing, Pension and 401(k) Defined Contribution Plans) may benefit from the reduced front-end sales charges available on the Class A Shares set forth in the table on page , based on total plan assets. In addition, 403(b)(7) and 457 Retirement Plan Accounts may benefit from a reduced front-end sales charge on Class A Shares based on the total amount invested by all participants in the plan by satisfying the following criteria: (i) the employer for which the plan was established has 250 or more eligible employees and the plan lists only one broker of record, or (ii) the plan includes employer contributions and the plan lists only one broker of record. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement Delaware Group investment accounts if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.

         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

         For other retirement plans and special services, see Retirement
Planning.


Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for the Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.


Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the Fund will invest the full amount of the investor's purchase payment. The Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.


         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for the Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class B Shares or the Class C Shares of the Fund, even if those shares are later exchanged for shares of another Delaware Group fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for the Class B Shares of the Fund:

                                                Contingent Deferred
                                                 Sales Charge (as a
                                                    Percentage of
                                                    Dollar Amount
         Year After Purchase Made                Subject to Charge)
         ------------------------                ------------------

                  0-2                                    4%
                  3-4                                    3%
                  5                                      2%
                  6                                      1%
                  7 and thereafter                       None


During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares, absent any applicable fee waiver. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which the Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.


         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares
         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Subject to pending amendments to the NASD's Rules of Fair Practice, in connection with the promotion of Delaware Group fund shares, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the Securities and Exchange Commission. It is likely that the NASD's Rules of Fair Practice will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Rules of Fair Practice as they may be amended.


Capital Appreciation Fund Institutional Class
         In addition to offering the Class A, Class B and Class C Shares, the Fund also offers the Capital Appreciation Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. Capital Appreciation Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes the Capital Appreciation Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back of this Prospectus.

HOW TO BUY SHARES

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under a Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

Investing through Your Investment Dealer
         You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, we can refer you to one.


Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Capital Appreciation Fund A Class, Capital Appreciation Fund B Class or Capital Appreciation Fund C Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the specific Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Equity Funds IV, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.


Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, to the specific Fund and Class selected, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Group, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Group. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Group funds. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Group funds. See Appendix B--Classes Offered for a list of funds that offer Class A, Class B, Class C and Consultant Class Shares. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

         Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

         See Allied Plans under Retirement Planning for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:


1.       Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Equity Funds IV, Inc. to transfer a designated amount monthly from your checking account to your account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

2.       Direct Deposit
         You may have your employer or bank make regular investments directly to your Fund account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                      * * *


         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Equity Funds IV, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.


3.       Wealth Builder Option
         You can use our Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Group. You may also elect to invest in other mutual funds in the Delaware Group through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Group and invested automatically into any other Delaware Group account that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation at any time by written notice to the fund from which the exchanges are made. See Redemption and Exchange.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.


4.       Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) reinvested in your Fund account or invested in certain other funds in the Delaware Group, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.


         Reinvestments of distributions into Class A Shares of the Fund or of other Delaware Group funds are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other Delaware Group funds or into Class C Shares of the Fund or of other Delaware Group funds are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.


         Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Group, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Group which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Group which offer that class of shares. See Appendix B--Classes Offered for a list of the funds offering those classes of shares. For more information about reinvestments, call the Shareholder Service Center.


Delaware Group Asset Planner
         To invest in Delaware Group funds using the Delaware Group Asset Planner asset allocation service, you should complete a Delaware Group Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. As previously described, the Delaware Group Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Group funds. Or, with the help of a financial adviser, you may design a customized asset allocation strategy.


         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Group accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange, above. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds in the Delaware Group may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Group funds. See Appendix B--Classes Offered for the Delaware Group funds that offer consultant class shares.

         An annual maintenance fee, currently $35 per Strategy, is typically due at the time of initial investment and by September 30th of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30th. However, the annual fee will be waived until further notice. Investors who use the Asset Planner for an IRA will pay an annual IRA fee of $15 per Social Security Number. See Part B.


         Investors will receive a customized quarterly Strategy Report summarizing all Delaware Group Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Purchase Price and Effective Date
         The offering price and net asset value of the Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.


         The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of a redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other bond funds, equity funds, tax-advantaged funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds in the Delaware Group will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Group directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. Redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date.

You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.


         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Group (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the Fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor, absent any applicable fee waiver, to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.


         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Group under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.






Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         A Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) made within 12 months of purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission previously described. See Classes of Shares.

         The Limited CDSC will be paid to the Distributor and will be equal to the lesser of 1% of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed; or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than 12 months will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the 12-month holding period. The Limited CDSC is assessed if such 12-month period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) distributions from a section 403(b)(7) Plan or an IRA due to death, disability, or attainment of age 59 1/2; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and
(vi) above pursuant to a systematic withdrawal plan; and (viii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA or 403(b)(7) Deferred Compensation Plan; (iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan or 457 Deferred Compensation Plan; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, 403(b)(7) Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan;
(iii) required minimum distributions from an IRA, 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iv) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) Deferred Compensation Plan, 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) distributions from an IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to

Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

DIVIDENDS AND DISTRIBUTIONS


         The Fund will make payments from net investment income and net realized securities profits, if any, twice a year. The first payment normally will be made during the first quarter following the end of Equity Funds IV, Inc.'s fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Internal Revenue Code (the "Code").

         Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that, absent any applicable fee waiver, the per share dividends from net investment income on the Class A Shares, the Class B Shares and the Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, except in the absence of a waiver, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Fund. Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.


         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from Equity Funds IV, Inc. to the Fund's shareholders.


         Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Group of funds and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.


         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.


         Each year, Equity Funds IV, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.


         The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE


         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Equity securities for which market quotations are available are priced at market value. Foreign securities expressed in foreign currency values will be converted into U.S. dollar values at the mean between the currencies' bid and offered quotations. Debt securities are priced at fair value by an independent pricing service using methods approved by Equity Funds IV, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds IV, Inc.'s Board of Directors.


         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.


         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Capital Appreciation Fund Institutional Class will not incur any of the expenses under the Fund's 12b-1 Plans and the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses, if any, payable under their respective Plans.

MANAGEMENT OF THE FUND


Directors
         The business and affairs of Equity Funds IV, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds IV, Inc.'s directors and officers.


Investment Manager
         The Manager furnishes investment management services to the Fund.


         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On September 30, 1996, the Manager and its affiliates in the Delaware Group, including Delaware International Advisers Ltd., were supervising in the aggregate more than $30 billion in assets in the various institutional or separately managed (approximately $18,573,058,000) and investment company (approximately $11,495,414,000) accounts.


         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


         The Manager manages the Fund's portfolio and makes investment decisions for the Fund, which are implemented by the Fund's Trading Department. The Manager also administers Equity Funds IV, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds IV, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee equal to 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion.


         Edward N. Antoian and Gerald S. Frey have had primary responsibility for making day-to-day investment decisions for the small/mid-cap equity portion of the Fund since its inception. Mr. Antoian is a Vice President/Senior Portfolio Manager of the Fund. A graduate of The State University of New York at Albany with an MBA in Finance from the University of Pennsylvania's Wharton School, Mr. Antoian began his career with Price Waterhouse. Prior to joining the Delaware Group in June 1984, he worked in the Institutional Equity Department of E.F. Hutton in Philadelphia. Mr. Antoian is a Chartered Financial Analyst and a member of the Philadelphia Finance Association and the Philadelphia Securities Association. Mr. Frey is also a Vice President/Senior Portfolio Manager of the Fund. Mr. Frey has 20 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and an MBA from Wilkes College. Prior to joining the Delaware Group in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.


         In making investment decisions for the Fund, Mr. Antoian and Mr. Frey regularly consult with Wayne A. Stork, William H. Miller, Judith R. Finger and Lori Wachs. Mr. Stork, Chairman of the Manager and Equity Funds IV, Inc.'s Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Miller is a Vice

President/Assistant Portfolio Manager. He holds a BA in Economics from Trinity College. Prior to joining the Delaware Group in 1995, he worked as a technology analyst for Janney Montgomery Scott in Philadelphia and he has also served as an institutional salesman for Rutherford Brown & Catherwood. Ms. Finger is a Vice President/Assistant Portfolio Manager. She joined the Delaware Group in 1995 from the New York-based Fred Alger Management, where she was an equity analyst for three years. Prior to that, she held positions with Chemical Bank and Dun & Bradstreet, in mergers and acquisitions. She earned her BA in Finance from the University of Pennsylvania and her MBA in Finance & Accounting from the University of Chicago. Ms. Wachs is an Assistant Vice President. She joined the Delaware Group in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental studies.


         Terry F. Bovarnick has had primary responsibility for making day-to-day investment decisions for the large-cap equity portion of the Fund since its inception. Ms. Bovarnick is a Vice President/Portfolio Manager and holds a BA and an MBA from the University of Miami. She brought 13 years of investment experience to Delaware Group when she joined the company in March 1993. Previously, she served as senior equity analyst for E.I. DuPont de Nemours in Wilmington, Delaware and as senior trust officer/portfolio manager with Southeast Bank in Miami, Florida.

Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.

         The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of the Fund's shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

Performance Information
         From time to time, the Fund may quote total return performance of the Classes in advertising and other types of literature.


         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year or life-of-fund periods, as relevant. The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.

         Net asset value fluctuates and is not guaranteed. Past performance is not a guarantee of future results.

Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Equity Funds IV, Inc. dated as of November 29, 1996.

         Equity Funds IV, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares (the "Plans"). The Plans permit the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares.

         These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 Plan fees of the respective Class directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds IV, Inc. The Distributor has elected voluntarily to waive its right to receive 12b-1 fees (including service fees) from the commencement of the public offering of the Classes through May 1, 1997.


         The 12b-1 Plans applicable to Class B Shares and Class C Shares are designed to permit an investor to purchase these shares through dealers or brokers without paying a front-end sales charge while enabling the Distributor to compensate dealers and brokers for the sale of such shares.


         Absent any applicable fee waiver, the aggregate fees paid by the Fund from the assets of the respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. The Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval.

         While payments, if any, pursuant to the Plans may not exceed 0.30% annually with respect to the Class A Shares, and 1% annually with respect to each of the Class B Shares and the Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor are subject to the review and approval of Equity Funds IV, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

         Equity Funds IV, Inc.'s Plans do not apply to the Capital Appreciation Fund Institutional Class of shares. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the Capital Appreciation Fund Institutional Class shares.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for Equity Funds IV, Inc. under an amended and restated agreement dated as of November 29, 1996. Delaware Service Company, Inc. also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent.


         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The expense ratio of each Class will reflect the impact of its 12b-1 Plan.


Shares
         Equity Funds IV, Inc. is an open-end management investment company, commonly known as a mutual fund, and the Fund's portfolio of assets is diversified as defined by the 1940 Act. Equity Funds IV, Inc. was organized as a Maryland corporation in September 1985. In addition to the Fund, Equity Funds IV, Inc. currently offers one other series of shares, the DelCap Fund series.

         Equity Funds IV, Inc. shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. All Fund shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds IV, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds IV, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds IV, Inc.'s shares may request that a special meeting be called to consider the removal of a director.

         In addition to Class A Shares, Class B Shares and Class C Shares, the Fund also offers the Capital Appreciation Fund Institutional Class shares. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Capital Appreciation Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to the Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, the Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to the Class A Shares.

         It is expected that Lincoln National Corporation Employees' Retirement Trust (the "Trust") will make an initial investment in the Fund, which could result in the Trust owning up to 100% of the outstanding shares of the Fund. Subject to certain limited exceptions, there would be no limitation on the Trust's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Small to Medium-Sized Companies
         The Fund invests its assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.


Foreign Securities
         The Fund may invest up to 20% of its total assets in foreign securities. Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with securities of U.S. issuers. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., other things being equal, the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement. The Fund currently intends to limit its investments in foreign securities to those issued by entities in developed countries.

         The Fund's Custodian for its U.S. and foreign securities is The Chase Manhattan Bank, located at 4 Chase Metrotech Center, Brooklyn, NY 11245.


Depositary Receipts
         The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.

Restricted and Illiquid Securities
         The Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 15% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Investment Company Securities
         Any investments that the Fund makes in either closed-end or open-end investment companies are limited by the 1940 Act, and involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not
(1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Repurchase Agreements
         The Fund may also use repurchase agreements that are at least 100% collateralized by securities in which the Funds can invest directly. Repurchase agreements help the Fund to invest short-term cash reserves or may be used by the Fund if a temporary defensive posture is deemed appropriate. The Fund may invest cash balances in joint repurchase agreements with other Delaware Group funds. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities and the Fund could incur a loss. That loss, if any, would be the difference between the repurchase price and the market value of the security. To minimize those possibilities, the Fund may enter into repurchase agreements with banks and broker/dealers deemed by the Manager to be creditworthy under guidelines approved by the Board of Directors and to those which the Manager, under such guidelines, determines to present minimal credit risks and which are of high quality.

When-Issued and Delayed Delivery Securities
         The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, securities are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its custodian bank a separate account with a segregated portfolio of liquid securities in an amount at least equal to these commitments. The payment obligation that will be received are each fixed at the time the Fund enters into the commitment. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price.


REITs
         The Fund may purchase shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as Equity Funds IV, Inc., REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and/or to maintain exemptions from the 1940 Act.


Borrowing
         The Fund is permitted under certain circumstances to borrow money. Investment securities will not normally be purchased while the Fund has an outstanding borrowing.

Portfolio Loan Transactions
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors. The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Foreign Currency Transactions
         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         As the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, U.S. Government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Futures Contracts
         The Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market the Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund.

         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

         Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock prices. For example, the Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

         The Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When the Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         The Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

Options
         The Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The Manager may also write covered call options to achieve income to offset the cost of purchasing put options.

         While there is no limit on the amount of the Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options. The Fund will only use Exchange-traded options.


Call Options
         Writing a Covered Call Option on Securities - A covered call option obligates the Fund to sell one of its securities for an agreed price up to an agreed date. When the Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.


         Writing a Call Option on Stock Indices - Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250.

Put Options
         Purchasing a Put Option - A put option gives the Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised.

         Purchasing a Put Option on Stock Indices - Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

         Closing Transactions - Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         Part B provides other information concerning the Fund's investment policies and sets forth more specific investment restrictions.

                      APPENDIX A - INVESTMENT ILLUSTRATIONS
 Illustrations of Hypothetical Returns on Investments Based on Purchase Options
                                $10,000 Purchase


                               Scenario 1                                     Scenario 2
                             No Redemption                                  Redeem 1st Year
               ---------------------------------------        --------------------------------------
Year           Class A          Class B        Class C        Class A          Class B       Class C
----           -------          -------        -------        -------          -------       -------
 0               9,525           10,000         10,000          9,525           10,000        10,000
 1              10,478           10,930         10,930         10,478           10,530        10,830+
 2              11,525           11,946         11,946
 3              12,678           13,058         13,058
 4              13,946           14,272         14,272
 5              15,340           15,599         15,599
 6              16,874           17,050         17,050
 7              18,562           18,636         18,636
 8              20,418+          20,369         20,369
 9              22,459           22,405*        22,263
10              24,705           24,646*        24,333





                                 Scenario 3                                     Scenario 4
                               Redeem 3rd Year                               Redeem 5th Year
                   --------------------------------------         --------------------------------------
Year               Class A         Class B        Class C         Class A         Class B        Class C
----               -------         -------        -------         -------         -------        -------
 0                   9,525          10,000         10,000           9,525          10,000         10,000
 1                  10,478          10,930         10,930          10,478          10,930         10,930
 2                  11,525          11,946         11,946          11,525          11,946         11,946
 3                  12,678          12,758         13,058+         12,678          13,058         13,058
 4                                                                 13,946          14,272         14,272
 5                                                                 15,340          15,399         15,599+
 6
 7
 8
 9
10

           *This assumes that Class B Shares were converted to Class A
                     Shares at the end of the eighth year.



                                $250,000 Purchase


                               Scenario 1                                    Scenario 2
                              No Redemption                                Redeem 1st Year
             ------------------------------------------      ---------------------------------------
Year         Class A             Class B        Class C      Class A          Class B        Class C
----         -------             -------        -------      -------          -------        -------
 0            243,750             250,000        250,000      243,750          250,000        250,000
 1            268,125             273,250        273,250      268,125          263,250        270,750+
 2            294,938             298,662        298,662
 3            324,431             326,438        326,438
 4            356,874+            356,797        356,797
 5            392,562             389,979        389,979
 6            431,818             426,247        426,247
 7            475,000             465,888        465,888
 8            522,500             509,215        509,215
 9            574,750             560,137*       556,572
10            632,225             616,150*       608,333


                              Scenario 3                                      Scenario 4
                            Redeem 3rd Year                                 Redeem 5th Year
                 --------------------------------------          ------------------------------------
Year             Class A        Class B         Class C          Class A         Class B       Class C
----             -------        -------         -------          -------         -------       -------
 0               243,750        250,000         250,000          243,750         250,000       250,000
 1               268,125        273,250         273,250          268,125         273,250       273,250
 2               294,938        298,662         298,662          294,938         298,662       298,662
 3               324,431        318,938         326,438+         324,431         326,438       326,438
 4                                                               356,874+        356,797       356,797
 5                                                               392,562         384,979       389,979
 6
 7
 8
 9
10

           *This assumes that Class B Shares were converted to Class A
                     Shares at the end of the eighth year.

Illustrations do not reflect any applicable waiver of 12b-1 fees. If such fee waivers were reflected, the illustrations represented above would be different.

Assumes a hypothetical return for Class A of 10% per year, a hypothetical return for Class B of 9.3% for years 1-8 and 10% for years 9-10, and a hypothetical return for Class C of 9.3% per year. Hypothetical returns vary due to the different expense structures for each Class and do not represent actual performance.
Class A purchase subject to appropriate sales charge breakpoint (4.75% @ $10,000; 3.75% @ $100,000; 2.50% @ $250,000).
Class B purchase assessed appropriate CDSC upon redemption (4%-4%-3%-3%-2%-1% in years 1-2-3-4-5-6).
Class C purchase assessed 1% CDSC upon redemption in year 1.
Figures marked "+" identify which Class offers the greater return potential based on investment amount, the holding period and the expense structure of each Class.


APPENDIX B--CLASSES OFFERED

Growth of Capital                                     A Class          B Class        C Class         Consultant Class
Trend Fund                                               x                x              x                    -
Enterprise Fund                                          x                x              x                    -
DelCap Fund                                              x                x              x                    -
Value Fund                                               x                x              x                    -
U.S. Growth Fund                                         x                x              x                    -

Total Return
Devon Fund                                               x                x              x                    -
Decatur Total Return Fund                                x                x              x                    -
Decatur Income Fund                                      x                x              x                    -
Delaware Fund                                            x                x              x                    -

Global Diversification
Emerging Markets Fund                                    x                x              x                    -
New Pacific Fund                                         x                x              x                    -
International Equity Fund                                x                x              x                    -
World Growth Fund                                        x                x              x                    -
Global Assets Fund                                       x                x              x                    -
Global Bond Fund                                         x                x              x                    -

Current Income
Delchester Fund                                          x                x              x                    -
Strategic Income Fund                                    x                x              x                    -
Corporate Income Fund                                    x                x              x                    -
Federal Bond Fund                                        x                x              x                    -
U.S. Government Fund                                     x                x              x                    -
Limited-Term Government Fund                             x                x              x                    -

Tax-Free Current Income
Tax-Free Pennsylvania Fund                               x                x              x                    -
Tax-Free USA Fund                                        x                x              x                    -
Tax-Free Insured Fund                                    x                x              x                    -
Tax-Free USA Intermediate Fund                           x                x              x                    -

Money Market Funds
Delaware Cash Reserve                                    x                x              x                    x
U.S. Government Money Fund                               x                -              -                    x
Tax-Free Money Fund                                      x                -              -                    x


         For more information contact        ----------------------------
the Delaware Group at 800-828-5052.
                                             CAPITAL APPRECIATION FUND


                                             ----------------------------


                                             INSTITUTIONAL


                                             ----------------------------



INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square
Philadelphia, PA  19103


NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103
                                             P R O S P E C T U S
SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,                         ----------------------------
ACCOUNTING SERVICES
AND TRANSFER AGENT                           NOVEMBER 29, 1996
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103


LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103


CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245

                                                                        DELAWARE
                                                                        GROUP
                                                                        --------

CAPITAL APPRECIATION FUND                                             PROSPECTUS
INSTITUTIONAL CLASS SHARES                                     NOVEMBER 29, 1996


               -------------------------------------------------

                   1818 Market Street, Philadelphia, PA 19103


                           For more information about
                the Capital Appreciation Fund Institutional Class
                    call the Delaware Group at 800-828-5052.


         This Prospectus describes the Capital Appreciation Fund Institutional Class of shares (the "Class") of the Capital Appreciation Fund series (the "Fund") of Delaware Group Equity Funds IV, Inc. ("Equity Funds IV, Inc."), a professionally-managed mutual fund of the series type. The investment objective of the Fund is capital appreciation. The Fund will attempt to achieve its objective by investing primarily in equity securities of small to medium-sized companies expected to grow over time and, to a lesser extent, in equity securities of larger, more well established companies presenting growth potential.

         This Prospectus relates only to the Class and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Statement of Additional Information ("Part B") for Equity Funds IV, Inc., dated November 29, 1996, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission. Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

         The Fund also offers the Capital Appreciation Fund A Class of shares, the Capital Appreciation Fund B Class of shares and the Capital Appreciation Fund C Class of shares. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

TABLE OF CONTENTS



Cover Page                              Redemption and Exchange
Synopsis                                Dividends and Distributions
Summary of Expenses                     Taxes
Investment Objective and Policies       Calculation of Net Asset
         Suitability and Certain                 Value Per Share
              Risk Factors              Management of the Fund
         Investment Strategy            Other Investment Policies
Classes of Shares                                and Risk Considerations
How to Buy Shares




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         The investment objective of the Fund is to seek capital appreciation. The Fund will attempt to achieve its objective by investing primarily in equity securities of small to medium-sized companies expected to grow over time and, to a lesser extent, in equity securities of larger, more well established companies presenting growth potential.

Risk Factors and Special Considerations
         1. Investments in equity securities of small to medium-sized companies may present greater risks than investments in larger capitalization companies, as the market prices of securities issued by smaller companies tend to fluctuate, particularly in the short-term, and some smaller company securities may be speculative. See Suitability and Certain Risk Factors under Investment Objective and Policies.

         2. The Fund may enter into options and futures transactions for hedging purposes and, among other reasons, to attempt to counterbalance portfolio volatility. While the Fund does not engage in options and futures for speculative purposes, there are risks that result from the use of these instruments. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

         3. The Fund may invest up to 20% of its total assets directly in securities of foreign issuers denominated in foreign currencies. Consequently, the Fund may be affected by changes in currency exchange rates and controls and may incur costs in connection with conversions between currencies. To hedge the currency risks associated with investments in securities of foreign companies denominated in foreign currencies and to expedite settlement of portfolio transactions, the Fund may enter into certain foreign currency transactions. These activities pose special risks which do not typically arise in connection with investments denominated in U.S. dollars. See Foreign Securities, Futures Contracts and Foreign Currency Transactions under Other Investment Policies and Risk Considerations.


Investment Manager, Distributor and Service Agent
         Delaware Management Company, Inc. (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds IV, Inc.'s Board of Directors. The Manager also provides investment management services to certain other funds in the Delaware Group. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Group. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Group. See Summary of Expenses and Management of the Fund for further information regarding the Manager and fees payable under the Fund's Investment Management Agreement.


Purchase Price
         Shares of the Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan. See Classes of Shares.

Redemption and Exchange
         Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.


Open-End Investment Company
         Equity Funds IV, Inc., which was organized as a Maryland corporation in 1985, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). See Shares under Management of the Fund.

SUMMARY OF EXPENSES

         Shareholder Transaction Expenses

-----------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
         (as a percentage of offering price). . .      None

Maximum Sales Charge Imposed on
         Reinvested Dividends (as a
         percentage of offering price). . . . . .      None

Redemption Fees . . . . . . . . . . . . . . . . .      None*

Exchange Fees . . . . . . . . . . . . . . . . . .      None**


         Annual Operating Expenses
         (as a percentage of average daily net assets)

-----------------------------------------------------------------
Management Fees (after voluntary waivers) . . . .      0.00%

12b-1 Fees. . . . . . . . . . . . . . . . . . . .      None


Other Operating Expenses. . . . . . . . . . . . .      0.75%
                                                      -----
     Total Operating Expenses+
                  (after voluntary waivers) . . .      0.75%
                                                      =====


         Because the Fund has no operating history, "Other Operating Expenses" are estimated based on expenses expected to be incurred during the Fund's first fiscal year.

*CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.

**Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.


+"Other Operating Expenses" for the Class are based on estimated amounts for the first full fiscal year of the Class, after giving effect to the voluntary expense waiver. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Capital Appreciation Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the "Total Operating Expenses" of the Class do not exceed 0.75% during the commencement of the public offering of the Class through May 31, 1997. If the voluntary expense waivers were not in effect, it is estimated that the "Total Operating Expenses," as a percentage of average daily net assets, would be 4.71% for the Capital Appreciation Fund Institutional Class' first full fiscal year, reflecting management fees of 0.75%.

         For expense information about Capital Appreciation Fund A Class, Capital Appreciation Fund B Class and Capital Appreciation Fund C Class, see the separate prospectus relating to those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees.

                          1 year           3 years
                          ------           -------
                            $ 8              $24


         The purpose of this table is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.


This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

INVESTMENT OBJECTIVE AND POLICIES

SUITABILITY AND CERTAIN RISK FACTORS
         The Fund may be suitable for the patient investor interested in capital appreciation. Investors should be willing to accept the risks associated with investments in equity securities issued by domestic and foreign issuers.

         While equity securities of small to medium-sized companies may offer the potential for greater capital appreciation than securities issued by larger companies, investments in securities of smaller companies, some of which may be speculative, may present greater risks. The prices of equity securities, especially of smaller companies, tend to fluctuate in response to the condition of individual companies as well as general market and economic conditions. Consequently, the Fund's net asset value will fluctuate and an investment in the Fund may be inappropriate for the short-term investor.

         In addition, investments in securities issued by foreign companies involve special risks, including those associated with currency fluctuations, as well as political, economic and social circumstances that may be different from and more volatile than those present in the U.S. market.

         As a result, the Fund of course can not assure a specific rate of return or that the Fund's principal will be protected. Through cautious selection and supervision of Fund investments, however, the Manager will strive to achieve the Fund's objective.

         The Fund is designed for capital appreciation; providing current income is not a goal of the Fund. Any income produced, therefore, is expected to be minimal. Investors should not consider an investment in the Fund as equivalent to a complete investment program. The Delaware Group includes a family of funds generally available through registered investment dealers which may be used in concert to create a more complete investment program.

INVESTMENT STRATEGY
         The Fund's investment objective is capital appreciation. It seeks to achieve that objective by investing, under normal market conditions, primarily in equity securities of small to mid-sized companies that the Manager believes exhibit growth potential that significantly exceeds the average anticipated growth rate of companies included in the Standard & Poor's 500 Index ("S&P 500"). Small to medium-sized companies generally are those having a current equity market capitalization of less than $3 billion. The Fund also invests in equity securities of larger capitalization companies that the Manager believes present greater than average growth potential compared to other S&P 500 companies.

         Common stock generally is the principal kind of equity security in which the Fund invests. The Fund, however, may invest any portion of its assets in any type of equity security available in the marketplace, including without limitation, preferred stock, warrants and equity and debt securities convertible into common stock. See Other Investment Policies and Risks Considerations and Part B.

         The Fund may enter into options and futures transactions for hedging purposes and, among other reasons, to attempt to counterbalance portfolio volatility. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

         Up to 20% of the Fund's total assets may be invested directly in equity securities of foreign companies or indirectly in foreign securities through investments in American, Global or European Depositary Receipts. In connection with its investments in foreign securities, the Fund may hold foreign currency directly and, to hedge the currency risk associated with securities denominated in foreign currencies, may enter into currency futures transactions and forward foreign currency transactions. See Foreign Securities, Depositary Receipts, Foreign Currency Transactions and Futures Contracts under Other Investment Policies and Risk Considerations.

         Should the market warrant a temporary defensive approach, the Fund may invest all or a substantial part of its assets in fixed-income securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as short-term debt, other money-market instruments or corporate bonds rated investment grade (i.e., rated Baa or above by Moody's Investors Service, Inc. ("Moody's') or BBB or above by Standard & Poor's Ratings Group ("S&P")) or, if unrated, instruments determined to be of comparable quality by the Manager. The Fund may also invest in these instruments pending investment in equity securities appropriate for the Fund of proceeds from new sales of Fund shares from proceeds of the sale of the Fund's portfolio securities or to maintain sufficient cash to meet redemptions. See Appendix A of Part B for a description of those ratings.


         The Fund will constantly strive to achieve its objective of capital appreciation and, in investing to do so, may hold securities for any period of time. There can be no assurance, however, that the Fund will achieve its objective. That objective may be changed without shareholder approval.

         For additional information on the Fund's investment policies and certain risks associated with investments in certain types of securities, see Other Investment Policies and Risk Considerations.

CLASSES OF SHARES


         The Distributor serves as the national distributor for the Fund. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are at net asset value. There is no front-end or contingent deferred sales charge.


         Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of the Class as part of their retirement program should contact their employer for details.


         Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) banks, trust companies and similar financial institutions investing for their own account or for the account of their trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

Capital Appreciation Fund A Class, Capital Appreciation Fund B Class and Capital Appreciation Fund C Class
         In addition to offering the Capital Appreciation Fund Institutional Class, the Fund also offers the Capital Appreciation Fund A Class, the Capital Appreciation Fund B Class and the Capital Appreciation Fund C Class, which are described in a separate prospectus. Shares of the Capital Appreciation Fund A Class, the Capital Appreciation Fund B Class and the Capital Appreciation Fund C Class may be purchased through authorized investment dealers or directly by contacting the Fund or its Distributor. The Capital Appreciation Fund A Class carries a front-end sales charge and, absent any applicable fee waiver, has annual 12b-1 expenses equal to a maximum of 0.30%. The maximum front-end sales charge as a percentage of the offering price is 4.75% and is reduced on certain transactions of $100,000 or more. The Capital Appreciation Fund B Class and the Capital Appreciation Fund C Class have no front-end sales charge but, absent any applicable fee waiver, are subject to annual 12b-1 expenses equal to a maximum of 1%. Shares of the Capital Appreciation Fund B Class and the Capital Appreciation Fund C Class and certain shares of the Capital Appreciation Fund A Class may be subject to a contingent deferred sales charge upon redemption. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone numbers listed on the cover of this Prospectus.

HOW TO BUY SHARES
         The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.


Investing Directly by Mail
1. Initial Purchases--An Investment Application, or in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Capital Appreciation Fund Institutional Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Capital Appreciation Fund Institutional Class. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number).

1. Initial Purchases--Before you invest, telephone the Fund's Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application, or in the case of a retirement account, an appropriate retirement plan application, to Capital Appreciation Fund Institutional Class, to Delaware Group at 1818 Market Street, Philadelphia, PA 19103.


2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.


Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Group and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, shares of the Capital Appreciation Fund B Class and Capital Appreciation Fund C Class and the Class B Shares and Class C Shares of the other funds in the Delaware Group offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information.


Investing through Your Investment Dealer
         You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service.

Purchase Price and Effective Date
         The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Group. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

         Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

         Your shares will be redeemed or exchanged based on the net asset value next determined after we receive your request in good order. Redemption and exchange requests received in good order after the time the net asset value of shares is determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         Shares of the Class may be exchanged into any other Delaware Group mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such exchange will be exchanged at net asset value. Shares of the Class may not be exchanged into the Class B Shares or Class C Shares of the funds in the Delaware Group. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption and Exchange
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all of your shares into another mutual fund in the Delaware Group, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

         For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.


         Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate must accompany your request and also be in good order.


         You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such service available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.


Telephone Exchange
         You or your investment dealer of record can exchange shares into any fund in the Delaware Group under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

         The Fund will make payments from the Fund's net investment income and net realized securities profits, if any, twice a year. The first payment normally will be made during the first quarter following the end of DelCap Fund Inc.'s fiscal year. The second payment would be made near the end of the calendar year to comply with certain requirements of the Internal Revenue Code. Both dividends and distributions are automatically reinvested in your account at net asset value.


         Each Class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur distribution fees under the Rule 12b-1 Plans which, absent any applicable fee waiver, apply to the Capital Appreciation Fund A Class, the Capital Appreciation Fund B Class and the Capital Appreciation Fund C Class.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code.


         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to you as ordinary income, whether received in cash or in additional shares. For corporate investors, dividends from net investment income will generally qualify in part for the corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice from Equity Funds IV, Inc. to the Fund's shareholders.


         Distributions paid by the Fund from long-term capital gains, received in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a byproduct of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.


         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Group. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


         In addition to federal taxes, shareholders may be subject to state and local taxes on distributions. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Shares of the Fund are exempt from Pennsylvania county personal property taxes.

         Each year, Equity Funds IV, Inc. will mail to you information on the tax status of the Fund's dividends and distributions. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.


         The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE


         The purchase and redemption price of Class shares is the net asset value ("NAV") per share of the Class next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The NAV is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Equity securities for which market quotations are available are priced at market value. Foreign securities expressed in foreign currency values will be converted into U.S. dollar values at the mean between the currencies' bid and offered quotations. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Equity Funds IV, Inc.'s Board of Directors. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds IV, Inc.'s Board of Directors.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Fund's 12b-1 Plans and the Capital Appreciation Fund A, B and C Classes alone will bear the 12b-1 Plan fees payable under their respective Plans.

MANAGEMENT OF THE FUND


Directors
         The business and affairs of Equity Funds IV, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds IV, Inc.'s directors and officers.


Investment Manager
         The Manager furnishes investment management services to the Fund.


         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On September 30, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were supervising in the aggregate more than $30 billion in assets in the various institutional or separately managed (approximately $18,573,058,000) and investment company (approximately $11,495,414,000) accounts.


         The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.


         The Manager manages the Fund's portfolio and makes investment decisions for the Fund, which are implemented by the Fund's Trading Department. The Manager also administers Equity Funds IV, Inc.'s affairs and pays the salaries of all the directors, officers and employees of Equity Funds IV, Inc. who are affiliated with the Manager. For these services, the Manager is paid an annual fee equal to 0.75% on the first $500 million of average daily net assets, 0.725% on the next $500 million and 0.70% on the average daily net assets in excess of $1 billion.

         Edward N. Antoian and Gerald S. Frey have had primary responsibility for making day-to-day investment decisions for the small/mid-cap equity portion of the Fund since its inception. Mr. Antoian is a Vice President/Senior Portfolio Manager of Equity Funds IV, Inc. A graduate of The State University of New York at Albany with an MBA in Finance from the University of Pennsylvania's Wharton School, Mr. Antoian began his career with Price Waterhouse. Prior to joining the Delaware Group in June 1984, he worked in the Institutional Equity Department of E.F. Hutton in Philadelphia. Mr. Antoian is a Chartered Financial Analyst and a member of the Philadelphia Finance Association and the Philadelphia Securities Association. Mr. Frey is also a Vice President/Senior Portfolio Manager of the Fund. Mr. Frey has 20 years' experience in the money management business and holds a BA in Economics from Bloomsburg University and an MBA from Wilkes College. Prior to joining the Delaware Group in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

         In making investment decisions for the Fund, Mr. Antoian and Mr. Frey regularly consult with Wayne A. Stork, William H. Miller, Judith R. Finger and Lori Wachs. Mr. Stork, Chairman of the Manager and Equity Funds IV, Inc.'s Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Miller is a Vice

President/Assistant Portfolio Manager. He holds a BA in Economics from Trinity College. Prior to joining the Delaware Group in 1995, he worked as a technology analyst for Janney Montgomery Scott in Philadelphia and he has also served as an institutional salesman for Rutherford Brown & Catherwood. Ms. Finger is a Vice President/Assistant Portfolio Manager. She joined the Delaware Group in 1995 from the New York-based Fred Alger Management, where she was an equity analyst for three years. Prior to that, she held positions with Chemical Bank and Dun & Bradstreet, in mergers and acquisitions. She earned her BA in Finance from the University of Pennsylvania and her MBA in Finance & Accounting from the University of Chicago. Ms. Wachs is an Assistant Vice President. She joined the Delaware Group in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental studies.


         Terry F. Bovarnick has had primary responsibility for making day-to-day investment decisions for the large-cap equity portion of the Fund since its inception. Ms. Bovarnick is a Vice President/Portfolio Manager and holds a BA and an MBA from the University of Miami. She brought 13 years of investment experience to Delaware Group when she joined the company in March 1993. Previously, she served as senior equity analyst for E.I. DuPont de Nemours in Wilmington, Delaware and as senior trust officer/portfolio manager with Southeast Bank in Miami, Florida.

Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by the Fund's shareholders. Given the Fund's investment objective, its annual portfolio turnover rate is not expected to exceed 100%. A turnover rate of 100% would occur if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.


         The Fund uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Fund may consider a broker/dealer's sales of Fund shares in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.


Performance Information
         From time to time, the Fund may quote total return performance of the Class in advertising and other types of literature.


         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions. Each presentation will include the average annual total return for one-, five- and ten-year periods or life-of-fund, as relevant. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.

         Net asset value fluctuates and is not guaranteed. Past performance is not a guarantee of future results.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.


Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Equity Funds IV, Inc.'s fiscal year ends on September 30.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor of the Fund's shares under a Distribution Agreement with Equity Funds IV, Inc. dated as of November 29, 1996. The Distributor bears all of the costs of promotion and distribution.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund under an amended and restated agreement dated as of November 29, 1996. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The directors annually review service fees paid to the Transfer Agent. Certain recordkeeping and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for their services. In addition, participant account maintenance fees may be assessed for certain recordkeeping provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.


         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

Expenses
         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement.


Shares
         Equity Funds IV, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds IV, Inc. was organized as a Maryland corporation in September 1985. In addition to the Fund, Equity Funds IV, Inc. presently offers one other series of shares, the Concept I Series.

         Equity Funds IV, Inc.'s shares have a par value of $.01, equal voting rights, except as noted below, and are equal in all other respects. Equity Funds IV, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds IV, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds IV, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds IV, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to the Class, the Fund also offers the Capital Appreciation Fund A Class, the Capital Appreciation Fund B Class and the Capital Appreciation Fund C Class. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to the Capital Appreciation Fund A Class, the Capital Appreciation Fund B Class and the Capital Appreciation Fund C Class.

         It is expected that Lincoln National Corporation Employees' Retirement Trust (the "Trust") will make an initial investment in the Fund, which could result in the Trust owning up to 100% of the outstanding shares of the Fund. Subject to certain limited exceptions, there would be no limitation on the Trust's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS


Small to Medium-Sized Companies
         The Fund invests its assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

Foreign Securities
         The Fund may invest up to 20% of its total assets in foreign securities. Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with securities of U.S. issuers. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., other things being equal, the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement. The Fund currently intends to limit its investment in foreign securities to those issued by entities in developed countries.

         The Fund's Custodian for its U.S. and foreign securities is The Chase Manhattan Bank located at 4 Chase Metrotech Center, Brooklyn, NY 11245.


Depositary Receipts
         The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt.


Restricted and Illiquid Securities
         The Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as the Fund. The Fund may invest no more than 15% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Directors has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's 15% limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the Fund's 15% limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

Investment Company Securities
         Any investments that the Fund makes in either closed-end or open-end investment companies are limited by the 1940 Act, and involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not: (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

Repurchase Agreements
         The Fund may also use repurchase agreements that are at least 100% collateralized by securities in which the Funds can invest directly. Repurchase agreements help the Fund to invest short-term cash reserves or may be used by the Fund if a temporary defensive posture is deemed appropriate. The Fund may invest cash balances in joint repurchase agreements with other Delaware Group funds. Under a repurchase agreement, the Fund acquires ownership and possession of a security, and the seller agrees to buy the security back at a specified time and higher price. If the seller is unable to repurchase the security, the Fund could experience delays in liquidating the securities and the Fund could incur a loss. That loss, if any, would be the difference between the repurchase price and the market value of the security. To minimize those possibilities, the Fund may enter into repurchase agreements with banks and broker/dealers deemed by the Manager to be creditworthy under guidelines approved by the Board of Directors and to those which the Manager, under such guidelines, determines to present minimal credit risks and which are of high quality.

When-Issued and Delayed Delivery Securities
         The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, securities are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its custodian bank a separate account with a segregated portfolio of liquid securities in an amount at least equal to these commitments. The payment obligation that will be received are each fixed at the time the Fund enters into the commitment. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price.


REITs
         The Fund may purchase shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as Equity Funds IV, Inc., REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and/or to maintain exemptions from the 1940 Act.


Borrowing
         The Fund is permitted under certain circumstances to borrow money. Investment securities will not normally be purchased while the Fund has an outstanding borrowing.

Portfolio Loan Transactions
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors. The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

Foreign Currency Transactions
         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         As the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, U.S. Government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

Futures Contracts
         The Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market the Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund.

         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

         Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock prices. For example, the Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

         The Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When the Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         The Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

Options
         The Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The Manager may also write covered call options to achieve income to offset the cost of purchasing put options.

         While there is no limit on the amount of the Fund's assets which may be invested in covered call options, the Fund will not invest more than 2% of its net assets in put options. The Fund will only use Exchange-traded options.


Call Options
         Writing a Covered Call Option on Securities - A covered call option obligates the Fund to sell one of its securities for an agreed price up to an agreed date. When the Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.


         Writing a Call Option on Stock Indices - Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250.

Put Options
         Purchasing a Put Option - A put option gives the Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised.

         Purchasing a Put Option on Stock Indices - Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

         Closing Transactions - Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

         Part B provides other information concerning the Fund's investment policies and sets forth more specific investment restrictions.

         The Delaware Group includes         -----------------------------------
funds with a wide range of investment
objectives. Stock funds, income funds,       DELAWARE GROUP EQUITY FUNDS IV, INC
tax-free funds, money market funds,          (formerly Delaware Group DelCap
global and international funds and           Fund, Inc.)
closed-end equity funds give investors       -----------------------------------
the ability to create a portfolio that
fits their personal financial goals. For     DELCAP FUND
more information, shareholders of the
Fund Classes should contact their            -----------------------------------
financial adviser or call Delaware Group
at 800-523-4640, and shareholders of the     CAPITAL APPRECIATION FUND
Institutional Classes should contact
Delaware Group at 800-828-5052.              -----------------------------------




INVESTMENT MANAGER
Delaware Management Company, Inc.
One Commerce Square                          PART B
Philadelphia, PA  19103
                                             STATEMENT OF
NATIONAL DISTRIBUTOR                         ADDITIONAL INFORMATION
Delaware Distributors, L.P.
1818 Market Street                           -----------------------------------
Philadelphia, PA  19103

SHAREHOLDER SERVICING,                       NOVEMBER 29, 1996
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103


CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY  11245                                                    DELAWARE
                                                                       GROUP
                                                                       ---------

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                                     PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                               NOVEMBER 29, 1996
--------------------------------------------------------------------------------


DELAWARE GROUP EQUITY FUNDS IV, INC.

--------------------------------------------------------------------------------


1818 Market Street
Philadelphia, PA  19103
--------------------------------------------------------------------------------

For more information about the Institutional Classes:  800-828-5052

For Prospectus and Performance of the Class A Shares, Class B Shares and Class C Shares: Nationwide 800-523-4640

Information on Existing Accounts of the Class A Shares, Class B Shares and Class C Shares: (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services:  (BROKER/DEALERS ONLY) Nationwide 800-362-7500
--------------------------------------------------------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------
Cover Page
--------------------------------------------------------------------------------
Investment Policies and Portfolio Techniques
--------------------------------------------------------------------------------
Accounting and Tax Issues
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices and Brokerage
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Investment Plans
--------------------------------------------------------------------------------
Determining Offering Price and
         Net Asset Value
--------------------------------------------------------------------------------
Redemption and Repurchase
--------------------------------------------------------------------------------
Distributions and Taxes
--------------------------------------------------------------------------------
Investment Management Agreements
--------------------------------------------------------------------------------
Officers and Directors
--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------
Appendix A--Description of Ratings
--------------------------------------------------------------------------------
Appendix B--IRA Information
--------------------------------------------------------------------------------
Appendix C--The Company Life Cycle
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------

         Delaware Group Equity Funds IV, Inc. ("Equity Funds IV, Inc.") (formerly Delaware Group DelCap Fund, Inc.) is a professionally-managed mutual fund presently offering two series: the DelCap Fund series ("DelCap Fund") (formerly Concept I Series) and the Capital Appreciation Fund series ("Capital Appreciation Fund") (individually, a "Fund" and collectively, the "Funds").

         Each Fund of Equity Funds IV, Inc. offers three retail classes: DelCap Fund A Class and Capital Appreciation Fund A Class (the "Class A Shares"); DelCap Fund B Class and Capital Appreciation Fund B Class (the "Class B Shares"); and DelCap Fund C Class and Capital Appreciation Fund C Class (the "Class C Shares"). Class A Shares, Class B Shares and Class C Shares are collectively referred to as the "Fund Classes." Each Fund also offers an institutional class: DelCap Fund Institutional Class and Capital Appreciation Fund Institutional Class (collectively, the "Institutional Classes"). Each Class is individually referred to as a "Class" and collectively referred to as "Classes."

         Class B Shares, Class C Shares and Institutional Class shares of each Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% and, absent any applicable fee waiver, annual Rule 12b-1 Plan ("12b-1 Plan") expenses of up to 0.30%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Prospectuses for the Fund Classes. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to 1%, which are assessed against the Class C Shares for the life of the investment. The Capital Appreciation Fund will not pay a 12b-1 fee with respect to any Class until May 31, 1997.

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses of the Fund Classes for the DelCap Fund and the Capital Appreciation Fund, each dated November 29, 1996, and the current Prospectuses of the Institutional Class for the DelCap Fund and the Capital Appreciation Fund, each dated November 29, 1996, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A Prospectus for each Class may be obtained by writing or calling your investment dealer or by contacting Equity Funds IV, Inc.'s national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

         All references to "shares" in this Part B refer to all Classes of shares of Equity Funds IV, Inc., except where noted.

INVESTMENT POLICIES AND PORTFOLIO TECHNIQUES


         Investment Restrictions--Equity Funds IV, Inc. has adopted the following restrictions for DelCap Fund which, along with its investment objective, cannot be changed without approval by the holders of a "majority" of DelCap Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.


         DelCap Fund shall not:

         1. Invest more than 5% of the market or other fair value of its assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities).

         2. Invest in securities of other investment companies except as part of a merger, consolidation or other acquisition.

         3. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements), in accordance with DelCap Fund's investment objective and policies, are considered loans and except that DelCap Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         4. Purchase or sell real estate, but this shall not prevent DelCap Fund from investing in securities secured by real estate or interests therein.

         5. Purchase more than 10% of the outstanding voting and nonvoting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         6. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, DelCap Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

         7. Make any investment which would cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

          8. Write or purchase puts, calls or combinations thereof, except that DelCap Fund may write covered call options with respect to any or all parts of its portfolio securities and purchase put options if DelCap Fund owns the security covered by the put option at the time of purchase, and that premiums paid on all put options outstanding do not exceed 2% of its total assets. DelCap Fund may sell put options previously purchased and enter into closing transactions with respect to covered call and put options. In addition, DelCap Fund may write call options and purchase put options on stock indices and enter into closing transactions with respect to such options.

          9. Purchase securities on margin, make short sales of securities or maintain a net short position.

         10. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies.

         11. Invest in warrants valued at lower of cost or market exceeding 5% of DelCap Fund's net assets. Included in that amount, but not to exceed 2% of DelCap Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.


         12. Purchase or retain the securities of any issuer which has an officer, director or security holder who is a director or officer of Equity Funds IV, Inc. or of its investment manager if or so long as the directors and officers of Equity Funds IV, Inc. and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.


         13. Invest in interests in oil, gas or other mineral exploration or development programs.

         14. Invest more than 10% of DelCap Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         15. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. DelCap Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of DelCap Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, DelCap Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. DelCap Fund will not pledge more than 10% of its net assets. DelCap Fund will not issue senior securities as defined in the Investment Company Act of 1940 (the "1940 Act"), except for notes to banks. Investment securities will not normally be purchased while DelCap Fund has an outstanding borrowing.

         Although not a fundamental investment restriction, DelCap Fund currently does not invest its assets in real estate limited partnerships.


         Equity Funds IV, Inc. has adopted the following restrictions for the Capital Appreciation Fund which cannot be changed without approval by the holders of a "majority" of the Capital Appreciation Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time the Capital Appreciation Fund purchases the securities.

         Capital Appreciation Fund shall not:


         1. With respect to 75% of its assets, invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities, and cash and cash items).

         2. Make loans, except to the extent that purchases of debt obligations or other securities (including repurchase agreements), in accordance with Capital Appreciation Fund's investment objective and policies, are considered loans and except that Capital Appreciation Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         3. Purchase or sell real estate, but this shall not prevent Capital Appreciation Fund from investing in securities by companies that deal in real estate or securities secured by real estate or interests therein (including securities issued by real estate investment trusts).

         4. Engage in the underwriting of securities of other issuers, except that Capital Appreciation Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, Capital Appreciation Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.


         5. Make any investment which would cause more than 25% of the market value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


         6. Purchase securities on margin or make short sales of securities except that Capital Appreciation Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities may engage in futures and related options transactions and may satisfy margin requirements relating thereto.


         7. Purchase more than 10% of the outstanding voting securities of any one company.


         8. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Capital Appreciation Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of Capital Appreciation Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, Capital Appreciation Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Capital Appreciation Fund will not issue senior securities as defined in the Investment Company Act of 1940, except for notes to banks. Investment securities will not normally be purchased while Capital Appreciation Fund has an outstanding borrowing.

         9. Buy or sell commodities or commodity contracts, except that Capital Appreciation Fund may engage into futures and related option transactions.

         In addition to the above fundamental restrictions, Equity Funds IV, Inc. has adopted the following non- fundamental investment restrictions on behalf of Capital Appreciation Fund, which may be amended or changed without approval of shareholders.

Capital Appreciation Fund shall not:


         1. Invest in companies for the purpose of exercising control or management.

         2. Invest in interests in oil, gas or other mineral exploration or development programs.


         3. Invest in securities of other investment companies, except that Capital Appreciation Fund may invest in securities of open-end, closed-end and unregulated investment companies in compliance with the limitations contained in the Investment Company Act of 1940 at the time of the investment.

         4. Purchase or retain securities of a company which has an officer or director who is an officer or director of Equity Funds IV, Inc., or an officer, director or partner of the Manager if, to the knowledge of Capital Appreciation Fund, one or more such persons owns beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

         5. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of the predecessor company or companies. This restriction shall not apply to Capital Appreciation Fund's investment in the securities of real estate investment trusts.

         6. Invest in warrants valued at lower of cost or market exceeding 5% of Capital Appreciation Fund's net assets. Included in that amount, but not to exceed 2% of Capital Appreciation Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

         7. Write or purchase puts, calls or combinations thereof, except that Capital Appreciation Fund may write covered call options with respect to any or all parts of its portfolio securities if it owns the security covered by the call option and may purchase put options provided premiums paid on all put options outstanding do not exceed 2% of its total assets. Capital Appreciation Fund may sell put options previously purchased and enter into closing transactions with respect to covered call and put options. In addition, Capital Appreciation Fund may write call options and purchase put options on stock indices and enter into closing transactions with respect to such options.

         8. Invest more than 15% of Capital Appreciation Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         Although not a fundamental investment restriction, Capital Appreciation Fund currently does not invest its assets in real estate limited partnerships.


         In addition, from time to time, the Funds may also engage in the following investment techniques:

         Repurchase Agreements--While each of the Funds is permitted to do so, neither normally invests in repurchase agreements, except to invest cash balances.

         The funds in the Delaware Group have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow the Delaware Group funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, to the Fund that has entered into the agreement would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware Management Company, Inc. (the "Manager") under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 100% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis.


         Options--The Funds may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Funds may invest in options that are either Exchange-listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge their securities. DelCap Fund will not invest more than 10% of its assets in illiquid securities, and Capital Appreciation Fund will not invest more than 15% of its assets in illiquid securities.


         A. Covered Call Writing--Each Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain a Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that it receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to both options on actual portfolio securities owned by a Fund and options on stock indices, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.


         B. Purchasing Put Options--Each Fund may invest up to 2% of its total assets in the purchase of put options. The DelCap Fund will, at all times during which it holds a put option, own the security covered by such option.


         Each Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Options on Stock Indices
         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.


Foreign Securities
         Each Fund may invest in securities of foreign companies. However, DelCap Fund and Capital Appreciation Fund, will not invest more than, respectively, 25% and 20% of the value of their respective total assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or, as described below, in certain Depositary Receipts, on which there are no such limits).


         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by the Funds. Payment of such interest equalization tax, if imposed, would reduce a Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to a Fund by United States corporations.

         Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in United States corporations. Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States corporations. There may also be less supervision and regulation of foreign stock exchanges, brokers and listed corporations than exist in the United States. A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange as between the currencies of different nations and exchange control regulations. Furthermore, there may be the possibility of expropriation of confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries.


Depositary Receipts
         DelCap Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts ("ADRs"), and Capital Appreciation Fund may, in addition to ADRs, also purchase European and Global Depositary Receipts ("Depositary Receipts"). ADRs are receipts typically issued by a U.S. bank or trust company, while Depositary Receipts are issued by a foreign bank or trust company. ADRs and Depositary Receipts evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs and Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs and Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

Non-Traditional Equity Securities
         Capital Appreciation Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         Capital Appreciation Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.


Portfolio Loan Transactions
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.


         It is the understanding of the Manager that the staff of the Securities and Exchange Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. Government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Equity Funds IV, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.


         The major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

ACCOUNTING AND TAX ISSUES

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund reports a realized gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the section of the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

         Options on Certain Stock Indices--Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

         Other Tax Requirements--DelCap Fund has qualified, and intends to continue to qualify, and Capital Appreciation Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. A Fund must meet several requirements to maintain its status as a regulated investment company. Among these requirements are that at least 90% of its investment company taxable income be derived from dividends, interest, payments with respect to securities loans and gains from the sale or disposition of securities; that at the close of each quarter of its taxable year at least 50% of the value of its assets consist of cash and cash items, government securities, securities of other regulated investment companies and, subject to certain diversification requirements, other securities; and that less than 30% of its gross income be derived from sales of securities held for less than three months.

         The requirement that not more than 30% of a Fund's gross income be derived from gains from the sale or other disposition of securities held for less than three months may restrict the Fund in its ability to write covered call options on securities which it has held less than three months, to write options which expire in less than three months, to sell securities which have been held less than three months and to effect closing purchase transactions with respect to options which have been written less than three months prior to such transactions. Consequently, in order to avoid realizing a gain within the three-month period, a Fund may be required to defer the closing out of a contract beyond the time when it might otherwise be advantageous to do so. A Fund may also be restricted in the sale of purchased put options and the purchase of put options for the purpose of hedging underlying securities because of the application of the short sale holding period rules with respect to such underlying securities. The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains.

PERFORMANCE INFORMATION

         From time to time, each Fund may state each of its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                                                        n
                                                  P(1+T)  = ERV

         Where:      P       = a hypothetical initial purchase order of
                               $1,000 from which, in the case of only
                               Class A Shares, the maximum front-end
                               sales charge is deducted;

                      T      = average annual total return;

                      n      = number of years;

                  ERV        = redeemable value of the hypothetical
                               $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See the Prospectuses for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares, and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The performance of Class A Shares and the Institutional Class of DelCap Fund, as shown below, is the average annual total return quotations through September 30, 1996. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 4.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value
(NAV) does not reflect the payment of any front-end sales charge. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance. Pursuant to applicable regulation, total return shown for the DelCap Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of DelCap Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made.


                                                          Average Annual Total Return
                                   DelCap Fund                    DelCap Fund                  DelCap Fund
                                     A Class                        A Class                   Institutional
                                  (at Offer)(2)                    (at NAV)                     Class(3)
               1 year
               ended
               9/30/96              15.33%                          21.09%                       21.44%

               3 years
               ended
               9/30/96              12.51%                          14.34%                       14.70%

               5 years
               ended
               9/30/96              11.61%                          12.70%                       12.97%

               10 years
               ended
               9/30/96              16.60%                          17.17%                       17.30%

               Period
               3/27/86(1)
               through
               9/30/96              21.95%                          22.52%                       22.65%


(1)  Date of initial public offering of DelCap Fund A Class.

(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% and the above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using 5.75%.

(3) Date of initial public offering of DelCap Fund Institutional Class was November 9, 1992.

         The performance of DelCap Fund B Class, as shown below, is the average annual total return quotation through September 30, 1996. The average annual total return for Class B Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at September 30, 1996. The average annual total return for Class B Shares excluding deferred sales charge assumes the shares were not redeemed at September 30, 1996 and therefore does not reflect the deduction of a CDSC.

                                      Average Annual Total Return
                          DelCap Fund B Class             DelCap Fund B Class
                          (Including Deferred             (Excluding Deferred
                             Sales Charge)                   Sales Charge)
           1 year
           ended
           9/30/96              16.27%                         20.27%

           Period
           9/6/94(1)
           through
           9/30/96              19.73%                         20.92%


(1)      Date of initial public offering of DelCap Fund B Class.



         The performance of DelCap Fund C Class, as shown below, is the aggregate total return quotation through September 30, 1996. The aggregate total return for Class C Shares including deferred sales charge reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at September 30, 1996. The aggregate total return for Class C Shares excluding deferred sales charge assumes the shares were not redeemed at September 30, 1996 and therefore does not reflect the deduction of a CDSC.


                                          Aggregate Total Return
                         DelCap Fund C Class             DelCap Fund C Class
                         (Including Deferred             (Excluding Deferred
                            Sales Charge)                   Sales Charge)
          Period
          11/29/95(1)
          through
          9/30/96              19.38%                         20.38%

(1) Date of initial public offering of DelCap Fund C Class; total return for this short of a time period may not be representative of longer-term results.



         Total return performance for Capital Appreciation Fund is not provided because such shares were not offered prior to the date of this Part B.

         From time to time, each Fund may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. For example, the performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by Bank Rate Monitor, and those of generally-accepted corporate bond and government security price indices of various durations prepared by Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

         Total return performance will be computed by adding all reinvested income and realized securities profits distributions plus the change in net asset value during a specific period and dividing by the offering price at the beginning of the period. It will not reflect any income taxes payable by shareholders on the reinvested distributions included in the calculation. Because securities prices fluctuate, past performance should not be considered as a representation of the results which may be realized from an investment in a Fund in the future.

         From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature and may compare that information to, or may separately illustrate similar information reported by the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average and other unmanaged indices.

         The Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. In seeking a particular investment objective, each Fund's portfolio likely will include many securities considered by the Manager to be more aggressive than those tracked by these indices.


         Statistical and performance information and various indices compiled and maintained by organizations such as the following may also be used in preparing exhibits comparing certain industry trends and competitive mutual fund performance to comparable activity of the Funds and performance and in illustrating general financial planning principles. From time to time, certain mutual fund performance ranking information, calculated and provided by these organizations, may also be used in the promotion of sales of the Funds. Any indices used are not managed for any investment goal.


         CDA Technologies, Inc., Lipper Analytical Services, Inc. and Morningstar, Inc. are performance evaluation services that maintain statistical performance databases, as reported by a diverse universe of independently-managed mutual funds.

         Ibbotson Associates, Inc. is a consulting firm that provides a variety of historical data including total return, capital appreciation and income on the stock market as well as other investment asset classes, and inflation. With their permission, this information will be used primarily for comparative purposes and to illustrate general financial planning principles.

         Interactive Data Corporation is a statistical access service that maintains a database of various international industry indicators, such as historical and current price/earning information, individual equity and fixed-income price and return information.

         Compustat Industrial Databases, a service of Standard & Poor's, may also be used in preparing performance and historical stock and bond market exhibits. This firm maintains fundamental databases that provide financial, statistical and market information covering more than 7,000 industrial and non-industrial companies.

         Russell Indexes is an investment analysis service that provides both current and historical stock performance information, focusing on the business fundamentals of those firms issuing the security.


         Salomon Brothers and Lehman Brothers are statistical research firms that maintain databases of international market, bond market, corporate and government-issued securities of various maturities. This information, as well as unmanaged indices compiled and maintained by these firms, will be used in preparing comparative illustrations. In addition, the performance of multiple indices compiled and maintained by these firms may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which the Funds may invest and the assumptions that were used in calculating the blended performance will be described.


         Comparative information on the Consumer Price Index and the CDA Growth Index may also be included. The Consumer Price Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return from an investment. The CDA Growth Index was developed and is maintained by CDA Technologies, Inc. The Index is comprised of 230 separately-managed, growth-oriented equity mutual funds. It reflects the reinvestment of any dividend and capital gains distributions paid during a specified period.


         The following tables are an example, for purposes of illustration only, of cumulative total return performance for the Class A Shares, the Institutional Class, Class B Shares and Class C Shares of DelCap Fund through September 30, 1996. The performance figures reflect maximum sales charges or contingent deferred sales charges, if any. Performance of Class A Shares may also be shown without reflecting the impact of any front-end sales charge. Performance of Class B Shares and Class C Shares will be calculated both with the applicable CDSC included and excluded. In addition, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the period, but not any income taxes payable by shareholders on the reinvested distributions. Comparative information on the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the NASDAQ Composite Index is also included.

         The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered a guarantee of future performance.


                                                            Cumulative Total Return

                              DelCap              DelCap           Standard             Dow
                               Fund                Fund            & Poor's            Jones             NASDAQ
                              A Class          Institutional       500 Stock        Industrial          Composite
                           (at Offer)(2)         Class(3)            Index            Average             Index
         3 months
         ended
         9/30/96         (1.38%)                  3.63%              3.09%             4.64%             3.54%

         6 months
         ended
         9/30/96        5.31%(4)                 10.73%              7.71%             6.51%            11.40%

         9 months
         ended
         9/30/96             13.14%              19.02%             13.49%            16.95%            16.61%

         1 year
         ended
         9/30/96             15.33%              21.44%             20.32%            25.72%            12.83%

         3 years
         ended
         9/30/96             42.40%              50.90%             61.81%            78.82%            41.98%

         5 years
         ended
         9/30/96             73.20%              83.96%            102.97%           123.67%            87.68%

         10 years
         ended
         9/30/96            364.53%             393.26%            303.43%           358.43%           221.84%

         3/27/86(1)
         through
         9/30/96            705.62%             756.10%            297.41%           353.84%           194.66%


(1)  Date of initial public offering of DelCap Fund A Class.

(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75% and the above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using 5.75%.


(3) Date of initial public offering of DelCap Fund Institutional Class was November 9, 1992. Pursuant to applicable regulation, total return shown for DelCap Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of DelCap Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made.

(4) For the six months ended September 30, 1996, cumulative total return for DelCap Fund A Class at net asset value was 10.58%.




                                                            Cumulative Total Return

                            DelCap Fund         DelCap Fund
                              B Class             B Class          Standard
                            (Including          (Excluding         & Poor's          Dow Jones           NASDAQ
                             Deferred            Deferred          500 Stock        Industrial          Composite
                           Sales Charge)       Sales Charge)         Index            Average             Index
         3 months
         ended
         9/30/96         (0.66%)                  3.34%              3.09%             4.64%             3.54%

         6 months
         ended
         9/30/96              6.22%              10.22%              7.71%             6.51%            11.40%

         9 months
         ended
         9/30/96             14.17%              18.17%             13.49%            16.95%            16.61%

         1 year
         ended
         9/30/96             16.27%              20.27%             20.32%            25.72%            12.83%

         Period
         9/6/94(1)
         through
         9/30/96             45.13%              48.13%             52.25%            58.42%            60.25%


(1)  Date of initial public offering of DelCap Fund B Class.



                                                            Cumulative Total Return

                            DelCap Fund         DelCap Fund
                              C Class             C Class          Standard
                            (Including          (Excluding         & Poor's          Dow Jones           NASDAQ
                             Deferred            Deferred          500 Stock        Industrial          Composite
                           Sales Charge)       Sales Charge)         Index            Average             Index
         3 months
         ended
         9/30/96              2.38%               3.38%              3.09%             4.64%             3.54%

         6 months
         ended
         9/30/96              9.24%              10.24%              7.71%             6.51%            11.40%

         9 months
         ended
         9/30/96             17.21%              18.21%             13.49%            16.95%            16.61%

         Period
         11/29/95(1)
         through
         9/30/96             19.38%              20.38%             15.68%            18.17%            14.05%


(1) Date of initial public offering of DelCap Fund C Class; total return for this short of a time period may not be representative of longer-term results.



         Total return performance for Capital Appreciation Fund is not provided because such shares were not offered prior to the date of this Part B.


         Because every investor's goals and risk threshold are different, the Distributor, as distributor for each Fund and other mutual funds in the Delaware Group, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts a Fund's, and other Delaware Group funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.


         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of low fund share prices. Delaware Group offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.


         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                  Number
                           Investment         Price Per         of Shares
                             Amount             Share           Purchased

            Month 1          $100              $10.00                10
            Month 2          $100              $12.50                 8
            Month 3          $100              $ 5.00                20
            Month 4          $100              $10.00                10
                             ------------------------------------------
                             $400              $37.50                48

         Total Amount Invested:  $400
         Total Number of Shares Purchased:  48
         Average Price Per Share:  $9.38 ($37.50/4)
         Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of either Fund.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding and the following chart illustrates just how powerful it can be.

COMPOUNDED RETURNS
         Results of various assumed fixed rates of return on a $10,000 investment compounded quarterly for 10 years:

                   8% Rate of Return       10% Rate of Return      12% Rate of Return      14% Rate of Return
                   -----------------       ------------------      ------------------      ------------------

          1 year       $10,824                  $11,038                  $11,255                  $11,475
          2 years      $11,717                  $12,184                  $12,668                  $13,168
          3 years      $12,682                  $13,449                  $14,258                  $15,111
          4 years      $13,728                  $14,845                  $16,047                  $17,340
          5 years      $14,859                  $16,386                  $18,061                  $19,898
          6 years      $16,084                  $18,087                  $20,328                  $22,833
          7 years      $17,410                  $19,965                  $22,879                  $26,202
          8 years      $18,845                  $22,038                  $25,751                  $30,067
          9 years      $20,399                  $24,326                  $28,983                  $34,503
         10 years      $22,080                  $26,851                  $32,620                  $39,593

These figures are calculated assuming a fixed constant investment return and assume no fluctuation in the value of principal. These figures, which do not reflect payment of applicable taxes or any sales charges, are not intended to be a projection of investment results and do not reflect the actual performance results of any of the Classes.

TRADING PRACTICES AND BROKERAGE


         Equity Funds IV, Inc. selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of Equity Funds IV, Inc.'s trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         During the fiscal years ended September 30, 1994, 1995 and 1996, the aggregate dollar amounts of brokerage commissions paid by DelCap Fund were $1,030,567, $899,512 and $1,513,495 respectively.


         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.


         During the fiscal year ended September 30, 1996, portfolio transactions of DelCap Fund in the amount of $436,208,392, resulting in brokerage commissions of $971,035 were directed to brokers for brokerage and research services provided.

         As provided in the Securities Exchange Act of 1934 and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Equity Funds IV, Inc. believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in the Delaware Group. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.


         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds IV, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.


         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, a Fund may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of Fund shares as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         Portfolio trading will be undertaken principally to accomplish each Fund's objective in relation to anticipated movements in the general level of interest rates. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the Investment Company Act of 1940, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by the Fund's shareholders. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year. In investing for capital appreciation, each Fund may hold securities for any period of time. Portfolio turnover will also be increased if a Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to a Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

         Under certain market conditions, Delcap Fund may experience a high rate of portfolio turnover which could exceed 100%. Capital Appreciation Fund is expected to have a portfolio turnover rate that is less than 100%. The portfolio turnover rate of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. During the past two fiscal years, DelCap Fund's portfolio turnover rates were 51% and 72% for 1995 and 1996, respectively.

PURCHASING SHARES


         The Distributor serves as the national distributor for each Fund's four classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class, and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for information on how to invest. Shares of each Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds IV, Inc. or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, directors and employees of any Delaware Group fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Group Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds IV, Inc. will reject any purchase order for more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares and that, absent any applicable fee waiver, Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers have the responsibility of transmitting orders promptly. Equity Funds IV, Inc. reserves the right to reject any order for the purchase of shares of either Fund if in the opinion of management such rejection is in such Fund's best interest.

         The NASD has adopted Rules of Fair Practice relating to investment company sales charges. Equity Funds IV, Inc. and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. See the table below. Class A Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which, absent any applicable fee waiver, are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         The distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by the Capital Appreciation Fund from the commencement of the public offering through May 31, 1997.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.

         Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in a Fund's assets and will receive a proportionate interest in that Fund's income, before application, as to the Class A, Class B and Class C Shares, of any expenses, if any, under that Fund's 12b-1 Plans.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing shares purchased by sending a letter to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds IV, Inc. for any certificate issued. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
         The alternative purchase arrangements of Class A, Class B and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and, absent any applicable fee waiver, annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and, absent any applicable fee waivers, annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another class.

Class A Shares - DelCap Fund and Capital Appreciation Fund
         Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the accompanying table, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

                                                          DelCap Fund
                                                   Capital Appreciation Fund
                                                        Class A Shares
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                         Dealer's
                                               Front-End Sales Charge as % of                          Commission***
       Amount of Purchase                 Offering                    Amount                              as % of
                                            Price                    Invested**                       Offering Price
-------------------------------------------------------------------------------------------------------------------------------

                                                                                  Capital
                                                           DelCap Fund       Appreciation Fund
Less than $100,000                        4.75%            4.98%                  4.94%                 4.00%
$100,000 but under $250,000               3.75             3.90                   3.89                  3.00
$250,000 but under $500,000               2.50             2.60                   2.59                  2.00
$500,000 but under $1,000,000*            2.00             2.05                   2.00                  1.60


* There is no front-end sales charge on purchases of $1 million or more of Class A Shares but, under certain limited circumstances, a 1% contingent deferred sales charge may apply upon redemption of such shares. The contingent deferred sales charge ("Limited CDSC") that may be applicable arises only in the case of certain shares that were purchased at net asset value and triggered the payment of a dealer's commission.


** In the case of DelCap Fund, based on the net asset value per share of Class A Shares as of the end of Equity Funds IV, Inc.'s most recent fiscal year. In the case of Capital Appreciation Fund, based on an initial net asset value of $8.50 per share.


*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
-------------------------------------------------------------------------------

         A Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by such Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
--------------------------------------------------------------------------------

         Certain dealers who enter into an agreement to provide extra training and information on Delaware Group products and services and who increase sales of Delaware Group funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected in accordance with the following schedule:


                                                           Dealer's Commission
                                                           -------------------
                                                           (as a percentage of
             Amount of Purchase                            amount purchased)
             ------------------

             Up to $2 million                                      1.00%
             Next $1 million up to $3 million                      0.75
             Next $2 million up to $5 million                      0.50
             Amount over $5 million                                0.25

         In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Group funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) may be aggregated with those of the Class A Shares of a Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Group funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

         The following table sets forth the rates of the CDSC for Class B Shares of each Fund:

                                                          Contingent Deferred
                                                          Sales Charge (as a
                                                             Percentage of
                                                             Dollar Amount
              Year After Purchase Made                    Subject to Charge)
              ------------------------                    ------------------

                       0-2                                      4%
                       3-4                                      3%
                       5                                        2%
                       6                                        1%
                       7 and thereafter                       None


During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares, absent any applicable fee waiver, will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares the same Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectuses for the Fund Classes.

Plans Under Rule 12b-1 for the Fund Classes
         Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds IV, Inc. has adopted a separate plan for each of the Class A Shares, the Class B Shares and the Class C Shares of each Fund (the "Plans"). Each Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies. The Plans do not apply to the Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.


         The Plans permit a Fund, pursuant to the Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         The maximum aggregate fee payable by a Fund under the Plans, and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of the Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year. Equity Funds IV, Inc.'s Board of Directors may reduce these amounts at any time. The Distributor has elected voluntarily to waive all payments under the 12b-1 Plan for the Class A Shares, Class B Shares and Class C Shares of the Capital Appreciation Fund during the commencement of the public offering of the Fund through May 31, 1997.


         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.


         The Plans and the Distribution Agreements, as amended, have been approved by the Board of Directors of Equity Funds IV, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Equity Funds IV, Inc. and who have no direct or indirect financial interest in the Plans by vote cast in person or at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

         Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those directors who are not "interested persons." With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the directors including a majority of the noninterested directors of Equity Funds IV, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Equity Funds IV, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

         For the fiscal year ended September 30, 1996, payments from the Class A Shares and Class B Shares of DelCap Fund pursuant to their respective Plans amounted to $2,639,339 and $63,162, respectively. For the period November 29, 1995 (date of initial public sale) through September 30, 1996, payments from the Class C Shares of DelCap Fund pursuant to its Plan amounted to $4,773. Such amounts were used for the following purposes:

                                                DelCap                   DelCap                      DelCap
                                             Fund A Class             Fund B Class                Fund C Class
                                             ------------             ------------                ------------

Advertising                                       $3,359                      ---                         ---
Annual/Semi-Annual Reports                       $92,962                      ---                         ---
Broker Trails                                 $2,153,484                  $15,902                         ---
Broker Sales Charges                                 ---                  $23,040                      $4,501
Dealer Service Expenses                          $36,589                      ---                         ---
Interest on Broker Sales Charges                     ---                  $21,172                        $272
Commissions to Wholesalers                       $95,280                   $2,651                         ---
Promotional-Broker Meetings                      $46,106                     $397                         ---
Promotional-Other                                $31,070                      ---                         ---
Prospectus Printing                              $46,873                      ---                         ---
Telephone                                        $19,383                      ---                         ---
Wholesaler Expenses                             $114,233                      ---                         ---
Other                                                ---                      ---                         ---


Other Payments to Dealers - Class A, Class B and Class C Shares
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Group of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Payments to dealers made in connection with seminars, conferences or contests relating to the promotion of Fund shares may be in an amount up to 100% of the expenses incurred or awards made. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Group fund shares.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
         Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.


         Current and former officers, directors and employees of Equity Funds IV, Inc., any other fund in the Delaware Group, the Manager, or any of the Manager's affiliates that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and any such class of shares of any of the funds in the Delaware Group, including any fund that may be created, at the net asset value per share. Family members of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value. Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months of a change of the registered representative's employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of Delaware Group funds. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Equity Funds IV, Inc. may reasonably require to establish eligibility for purchase at net asset value.


         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Group account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         DelCap Fund A Class shares may be deposited at net asset value, without payment of a sales charge with respect to sales of units of a unit investment trust ("Trust"), organized and sponsored by Prudential Securities Incorporated dealers, whose portfolio consists of Class A Shares and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Unit holders of the Trust may elect to invest cash distributions from the Trust in Class A Shares at net asset value, including: (a) distributions of any dividend income or other income received by the Trust; (b) distributions of any net capital gains received in respect of Class A Shares and proceeds of the sale of Class A Shares not used to redeem units of the Trust; and (c) proceeds from the maturity of the Treasury Obligations at the termination date of the Trust.


         Equity Funds IV, Inc. must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds IV, Inc., which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of the Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13- month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on the Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Funds and of any class of any of the other mutual funds in the Delaware Group (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.


         Employers offering a Delaware Group retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Group funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Group funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
         In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class B Shares and/or Class C Shares of the Funds, as well as shares of any other class of any of the other Delaware Group funds (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited
CDSC).

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
         In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of a Fund as well as shares of any other class of any of the other Delaware Group funds which offer such classes (except shares of any Delaware Group fund which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a Delaware Group fund which carried a front-end sales charge, CDSC or Limited
CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.


12-Month Reinvestment Privilege
         Holders of Class A Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Group offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of that Fund or in Class A Shares of any of the other funds in the Delaware Group, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Group offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B or Class C Shares.


         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Investors should consult their financial advisers or the Transfer Agent, which also serves as the Funds' shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectuses) in connection with the features described above.

Group Investment Plans
         Group Investment Plans which are not eligible to purchase shares of the Institutional Classes may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table on page 00, based on total plan assets. If a company has more than one plan investing in the Delaware Group of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Group investment accounts if they so notify the Fund in connection with each purchase. For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.

The Institutional Classes
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) banks, trust companies and similar financial institutions investing for their own account or for the accounts of their trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS


Reinvestment Plan/Open Account
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class of the DelCap Fund in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes of each Fund and the Fund Classes of the Capital Appreciation Fund are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.


         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price and, for Class B Shares, Class C Shares and the Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Delaware Group Funds
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Group, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares in the Prospectuses for the Fund Classes.


         Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Group may be invested in shares of the Funds, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares. See Appendix B--Classes Offered in the Fund Classes' Prospectuses for the funds in the Delaware Group that are eligible for investment by holders of Fund shares.


         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer
         Direct Deposit Purchase Plan--Investors may arrange for a Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans.

                                      * * *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such Plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.


Direct Deposit Purchases by Mail
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds IV, Inc. for proper instructions.

Wealth Builder Option
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Group. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Group through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectuses for the Fund Classes.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Group, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation at any time by written notice to their Fund.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, 403(b)(7) Deferred Compensation Plans or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Classes.

Retirement Plans for the Fund Classes
         An investment in either Fund may be suitable for tax-deferred retirement plans. Among the retirement plans noted below, Class B Shares are available for investment only by Individual Retirement Accounts, Simplified Employee Pension Plans, 457 Deferred Compensation Plans and 403(b)(7) Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectuses for the Fund Classes for a list of the instances in which the CDSC is waived.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000 for retirement plans. Each purchase of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25 regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Classes. See The Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.


         It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

         Taxable distributions from the retirement plans described below may be subject to withholding.


         Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
         Prototype Plans are available for self-employed individuals, partnerships and corporations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A and Class C Shares.

Individual Retirement Account ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year or, for years prior to 1997, elects to be treated as having no compensation for the year. Investments in each of the Fund Classes are permissible.

         An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who are not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

         Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active participant in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.


         A company or association may establish a Group IRA for employees or members who want to purchase shares of a Fund. Purchases of $1 million or more of Class A Shares qualify for purchase at net asset value but may, under certain circumstances, be subject to a Limited CDSC. See Purchasing Shares for information on reduced front-end sales charges applicable to Class A Shares.


         Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. See Alternative Purchase Arrangements - Class B Shares and Class C Shares under Classes of Shares, Contingent Deferred Sales Charge Class B Shares and Class C Shares under Classes of Shares, and Waiver of Contingent Deferred Sales Charge Class B and Class C Shares under Redemption and Exchange in the Fund Classes' Prospectuses concerning the applicability of a CDSC upon redemption.

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks.


         See Appendix B for additional IRA information.

Simplified Employee Pension Plan ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Fund Classes is available for investment by a SEP/IRA.


Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
         Employers with 25 or fewer eligible employees can establish this plan which permits employer contributions and salary deferral contributions in Class A Shares and Class C Shares only. SAR/SEPs may not be established after December 31, 1996. Employers may, however, continue to make contributions under pre-1997 rules to SAR/SEPs established before January 1, 1997.



Prototype 401(k) Defined Contribution Plan
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Group. Purchases under the plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table on page 00.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase any of the Fund Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the table on page 00.

Deferred Compensation Plan for State and Local Government Employees ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of any of the Fund Classes. Although investors may use their own plan, there is available a Delaware Group 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the table on page 00.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

         Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund or its agent. Orders for purchases of Class B Shares, Class C Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund in which shares are being purchased or its agent. Selling dealers have the responsibility of transmitting orders promptly.

         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in DelCap Fund's financial statements which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities, and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are valued at the last sale price on that exchange. Options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. For valuation purposes, foreign securities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Directors. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.


         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Institutional Classes will not incur any of the expenses under Equity Funds IV, Inc.'s 12b-1 Plans and the Class A, Class B and Class C Shares alone will bear any 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of the DelCap Fund will vary. During the period the current waivers of 12b-1 Plan expenses by the Distributor in connection with the distribution of Class A, Class B and Class C Shares of the Capital Appreciation Fund remain applicable, no such variance shall arise.

REDEMPTION AND REPURCHASE

         Any shareholder may require a Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

         In addition to redemption of shares by a Fund, the Distributor, acting as agent of the Funds, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the respective Fund or its agent, less any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Funds and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectuses for the Fund Classes. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectuses for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which there is currently a $7.50 bank wiring cost, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below is modified by the qualifications described in the next paragraph.

         Each Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but a Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund involved will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the Securities and Exchange Commission has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.


         Payment for shares redeemed or repurchased may be made in either cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds IV, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.


         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.


Small Accounts
         Before a Fund involuntarily redeems shares from an account that, under the circumstances noted in the relevant Prospectus, has remained below the minimum amounts required by the Funds' Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy Shares in the Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

         Effective November 29, 1995, the minimum initial investment in DelCap Fund A Class was increased from $250 to $1,000. Accounts of DelCap Fund A Class that were established prior to November 29, 1995 and maintain a balance in excess of $250 will not presently be subject to the $9 quarterly service fee that may be assessed against accounts with balances below the stated minimum nor subject to involuntary redemption.

                                      * * *


         Each Fund has made available certain redemption privileges, as described below. The Funds reserve the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.


Expedited Telephone Redemptions
         Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the record address. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

         In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the relevant Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

         1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

         2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

         Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the relevant Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Funds reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

         To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

         If expedited payment under these procedures could adversely affect a Fund, the Fund may take up to seven days to pay the shareholder.

         Neither the Funds nor the Funds' Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, each Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.


Systematic Withdrawal Plans
         Shareholders of Class A, Class B and Class C Shares of the DelCap Fund who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the DelCap Fund does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for that Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.


         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend) and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.


         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares of the DelCap Fund through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Group funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under

Redemption and Exchange in the Prospectuses for the Fund Classes.
Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.


         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. DelCap Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         The Systematic Withdrawal Plan is not available for the Institutional Classes or, currently, any of the Fund Classes of the Capital Appreciation Fund.

DISTRIBUTIONS AND TAXES


         DelCap Fund has qualified, and intends to continue to qualify, and Capital Appreciation Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, the Funds will not be subject to federal income tax on net investment income and net realized capital gains which are distributed to shareholders.

         Each Fund intends to pay out all of its net investment income and net realized capital gains. Each Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of any excise tax. All dividends and any capital gains distributions will be automatically credited to the shareholder's account in additional shares of the same class of the Fund at net asset value unless, in the case of shareholders in the Fund Classes of the DelCap Fund, the shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

         Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.


         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Persons not subject to tax will not be required to pay taxes on distributions.

         Dividends from investment income and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Each Fund is treated as a single tax entity and capital gains for each Fund will be calculated separately.


         Because of each Fund's investment policy, only a small portion of a Fund's dividends may qualify for the dividends-received deduction for corporations provided in the Tax Reform Act of 1986. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. For the fiscal year ended September 30, 1996, 4.24% of DelCap Fund's dividends from net investment income qualified for the dividends-received deduction to corporations.

         Shareholders will be notified annually by Equity Funds IV, Inc. as to the federal income tax status of dividends and distributions paid by their Fund.


         Distributions may also be subject to state and local taxes; shareholders are advised to consult with their tax advisers in this regard. Shares of each Fund will be exempt from Pennsylvania county personal property taxes.

         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

INVESTMENT MANAGEMENT AGREEMENTS


         The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to each Fund, subject to the supervision and direction of Equity Funds IV, Inc.'s Board of Directors.

         The Manager and its predecessors have been managing the funds in the Delaware Group since 1938. On September 30, 1996, the Manager and its affiliates within the Delaware Group, including Delaware International Advisers Ltd., were supervising in the aggregate more than $30 billion in assets in the various institutional or separately managed (approximately $18,573,058,000) and investment company (approximately $11,495,414,000) accounts.

         The Investment Management Agreement for DelCap Fund is dated April 3, 1995 and was approved by shareholders on March 29, 1995. The Investment Management Agreement for Capital Appreciation Fund is dated November 29, 1996 and was approved by the initial shareholder on November 29, 1996. Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund to which the Agreement relates, and only if the terms of the renewal thereof have been approved by the vote of a majority of the directors of Equity Funds IV, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days' notice by the directors of Equity Funds IV, Inc. or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

         The compensation paid by DelCap Fund for investment management services is equal to 1/16 of 1% per month (the equivalent of 3/4 of 1% per year) of the Fund's average daily net assets during the month, less DelCap Fund's proportionate share of all directors' fees paid to the unaffiliated directors by the Fund. This fee may be higher than that paid by some other funds. On September 30, 1996, the total net assets of DelCap Fund were $1,116,631,694. Under the general supervision of the Board of Directors, the Manager makes all investment decisions which are implemented by DelCap Fund. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and Equity Funds IV, Inc. The investment management fees paid by DelCap Fund for the fiscal years ended September 30, 1994, 1995 and 1996 were $7,925,137, $7,128,192 and $7,751,575, respectively.

         The annual compensation paid by Capital Appreciation Fund for investment management services is equal to 0.75% on the first $500 million of the Fund's average daily net assets, 0.725% of the next $500 million and 0.70% of the average daily net assets in excess of $1 billion. This fee may be higher than that paid by some other funds. Under the general supervision of the Board of Directors, the Manager makes all investment decisions which are implemented by the Fund. The Manager pays the salaries of all directors, officers and employees who are affiliated with both the Manager and Equity Funds IV, Inc.

         The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Capital Appreciation Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of each Class do not exceed 0.75% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) during the commencement of the public offering of the Fund through May 31, 1997.

         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreement, the Funds are responsible for all of their own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders. The ratios of expenses to average daily net assets for the Class A Shares, Class B Shares, Class C Shares and the Institutional Class for DelCap Fund for the fiscal year ended September 30, 1996 were 1.35%, 2.05%, 2.05% and 1.05%, respectively. The ratios for the Class A Shares, Class B Shares and Class C Shares reflect the impact of their respective 12b-1 Plans.

         By California regulation, the Manager is required to waive certain fees and reimburse a Fund for certain expenses to the extent that the Fund's operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, exceed 2 1/2% of its first $30 million of average daily net assets, 2% of the next $70 million of average daily net assets and 1 1/2% of any additional average daily net assets. For the fiscal year ended September 30, 1996, no such reimbursement was necessary or paid for DelCap Fund.

Distribution and Service
         The Distributor, Delaware Distributors, L.P. (which formerly conducted business as Delaware Distributors, Inc.), located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of each Fund's shares under a Distribution Agreement dated April 3, 1995, as amended on November 29, 1995 for DelCap Fund and under a separate Distribution Agreement dated November 29, 1996 for Capital Appreciation Fund. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans. Prior to January 3, 1995, Delaware Distributors, Inc. ("DDI") served as the national distributor of DelCap Fund's shares. On that date, Delaware Distributors, L.P., a newly formed limited partnership, succeeded to the business of DDI. All officers and employees of DDI became officers and employees of Delaware Distributors, L.P. DDI is the corporate general partner of Delaware Distributors, L.P. and both DDI and Delaware Distributors, L.P. are indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. The Distributor has elected voluntarily to waive payments under the 12b-1 Plan for the Class A Shares, the Class B Shares and the Class C Shares of Capital Appreciation Fund during the commencement of the public offering of the Fund through May 31, 1997.

         The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Funds' shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholders Services Agreement dated November 29, 1996. The Transfer Agent also provides accounting services to the Funds pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

OFFICERS AND DIRECTORS


         The business and affairs of Equity Funds IV, Inc. are managed under the direction of its Board of Directors.

         Certain officers and directors of Equity Funds IV, Inc. hold identical positions in each of the other funds in the Delaware Group. On October 31, 1996, Equity Funds IV, Inc.'s officers and directors owned less than 1% of the outstanding shares of, respectively, the Class A Shares, Class B Shares, Class C Shares and the Institutional Class of DelCap Fund.


         As of October 31, 1996, management believes the following accounts held 5% or more of the outstanding shares of the Class A Shares, Class B Shares, Class C Shares and the Institutional Class:


Class                            Name and Address of Account                                    Share Amount        Percentage
-----                            ---------------------------                                    ------------        ----------

DelCap B Class                   MLPF&S For the Sole Benefit of its Customers
                                 Attention:  Fund Administration
                                 4800 Deer Lake Drive East - 3rd Floor
                                 Jacksonville, FL  32246                                               75,036          14.86%


DelCap C Class                   MLPF&S For the Sole Benefit of its Customers
                                 Attention:  Fund Administration
                                 4800 Deer Lake Drive East - 3rd Floor
                                 Jacksonville, FL  32246                                               10,467          15.84%

                                 RS DMTC 401(k) Plan
                                 Sino-Swearingen Aircraft 401(k) Plan
                                 Attention:  Retirements Plans
                                 1818 Market Street - 16th Floor
                                 Philadelphia, PA  19103                                                3,358           5.08%

DelCap Institutional Class       Boston Safe Agent for Mellon Bank
                                 Trst. State of California Deferred Compensation Plan
                                 457 A/C CSPF0134002
                                 Attention:  Bob Stein, Mail Code 028-004N
                                 1 Cabot Road
                                 Medford, MA  02155                                                 2,734,473          47.55%




Class                            Name and Address of Account                                    Share Amount        Percentage
-----                            ---------------------------                                    ------------        ----------


DelCap Institutional Class       RS 401(k) Plan
                                 Price Waterhouse LLP
                                 Savings Plan
                                 1410 North Westshore Blvd.
                                 P.O. Box 30004
                                 Tampa, Fl 33630                                                    1,632,488          28.39%

                                 Boston Safe Agent for Mellon Bank
                                 Trst. State of California Thrift Plan
                                 401(k) A/C CSPF0034002
                                 Attention:  Bob Stein, Mail Code 028-004N
                                 1 Cabot Road
                                 Medford, MA  02155                                                   867,127          15.08%

         DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. In connection with the merger, a new Investment Management Agreement between Equity Funds IV, Inc. and the Manager on behalf of DelCap Fund was executed following shareholder approval. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Directors and principal officers of Equity Funds IV, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (59)
         Chairman, President, Chief Executive Officer, Director and/or Trustee of Equity Funds IV, Inc., 16 other investment companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.), Delaware Management Holdings, Inc., DMH Corp., Delaware
                    International Holdings Ltd.
                  and Founders Holdings, Inc.
         Chairman and Director of Delaware Pooled Trust, Inc., Delaware
                  Distributors, Inc., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.
         Chairman, President, Chief Executive Officer, Chief Investment Officer
                  and Director of Delaware Management Company, Inc.
         Chairman, Chief Executive Officer and Director of Delaware
                  International Advisers Ltd.
         Director of Delaware Service Company, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

Winthrop S. Jessup (51)
         Executive Vice President of Equity Funds IV, Inc., 16 other investment companies in the Delaware Group (which excludes Delaware Pooled Trust, Inc.) and Delaware Management Holdings, Inc.
         President and Chief Executive Officer of Delaware Pooled Trust, Inc. President and Director of Delaware Capital Management, Inc.
         Executive Vice President and Director of DMH Corp., Delaware Management
                  Company, Inc., Delaware International Holdings Ltd. and Founders Holdings, Inc.
         Vice Chairman and Director of Delaware Distributors, Inc.
         Vice Chairman of Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc., Delaware International
                  Advisers Ltd., Delaware Management Trust Company and Delaware Investment & Retirement Services, Inc.
         During the past five years, Mr. Jessup has served in various executive capacities at different times within the Delaware organization.

Richard G. Unruh, Jr. (57)
         Executive Vice President of Equity Funds IV, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         Executive Vice President and Director of Delaware Management Company,
                  Inc.
         Senior Vice President of Delaware Management Holdings, Inc. and
                  Delaware Capital Management, Inc.
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.



*Director affiliated with Equity Funds IV, Inc.'s investment manager and considered an "interested person" as defined in the 1940 Act.

Paul E. Suckow (49)
         ExecutiveVice President/Chief Investment Officer, Fixed Income of
                  Equity Funds IV, Inc., each of the other 17 investment companies in the Delaware Group and Delaware Management Company, Inc.
         Executive Vice President/Chief Investment Officer/Fixed Income and
                  Director of Founders Holdings, Inc.
         Senior Vice President/Chief Investment Officer, Fixed Income of
                  Delaware Management Holdings, Inc.
         Director of Founders CBO Corporation.
         Senior Vice President of Delaware Capital Management, Inc.
         Director, HYPPCO Finance Company Ltd.
         Before returning to the Delaware Group in 1993, Mr. Suckow was Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for the Delaware Group.

Walter P. Babich (69)
         Director and/or Trustee of Equity Funds IV, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         460 North Gulph Road, King of Prussia, PA  19406.
         Board Chairman, Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

Anthony D. Knerr (57)
         Director and/or Trustee of Equity Funds IV, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         500 Fifth Avenue, New York, NY  10110.
         Founder and Managing Director, Anthony Knerr & Associates.
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and
                  Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University.
                  In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (56)
         Director and/or Trustee of Equity Funds IV, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         785 Park Avenue, New York, NY  10021.
         Treasurer, National Gallery of Art.
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (76)
         Director and/or Trustee of Equity Funds IV, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         City Hall, Philadelphia, PA  19107.
         Philadelphia City Councilman.

Charles E. Peck (70)
         Director and/or Trustee of Equity Funds IV, Inc. and each of the other
                  17 investment companies in the Delaware Group.
         P.O. Box 1102, Columbia, MD  21044.
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive Officer of The Ryland Group, Inc., Columbia, MD.

David K. Downes (56)
         Senior Vice President/Chief Administrative Officer/Chief Financial Officer of Equity Funds IV, Inc., each of the other 17 investment companies in the Delaware Group and Delaware Management Company, Inc.
         Chairman and Director of Delaware Management Trust Company.
         Chief Executive Officer and Director of Delaware Investment &
                  Retirement Services, Inc.
         Executive Vice President/Chief Administrative Officer/Chief Financial
                  Officer/Treasurer of Delaware Management Holdings, Inc. Senior Vice President/Chief Financial Officer/Treasurer and Director of
                  DMH Corp.
         Senior Vice President/Chief Administrative Officer and Director of
                  Delaware Distributors, Inc.
         Senior Vice President/Chief Administrative Officer of Delaware
                  Distributors, L.P.
         Senior Vice President/Chief Administrative Officer/Chief Financial
                  Officer and Director of Delaware Service Company, Inc.
         Chief Financial Officer and Director of Delaware International
                  Holdings Ltd.
         Senior Vice President/Chief Financial Officer/Treasurer of Delaware
                  Capital Management, Inc.
         Senior Vice President/Chief Financial Officer and Director of Founders
                   Holdings, Inc.
         Director of Delaware International Advisers Ltd.
         Before joining the Delaware Group in 1992, Mr. Downes was Chief Administrative Officer, Chief Financial Officer and Treasurer of Equitable Capital Management Corporation, New York, from December 1985 through August 1992, Executive Vice President from December 1985 through March 1992 and Vice Chairman from March 1992 through August 1992.

George M. Chamberlain, Jr. (49)
         Senior Vice President and Secretary of Equity Funds IV, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Management Holdings, Inc. and Delaware Distributors, L.P.
         Executive Vice President, Secretary and Director of Delaware Management
                   Trust Company.
         Senior Vice President, Secretary and Director of DMH Corp., Delaware
                  Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc. and Delaware Capital Management, Inc.
         Secretary and Director of Delaware International Holdings Ltd.
         Director of Delaware International Advisers Ltd.
         Attorney.
         During the past five years, Mr. Chamberlain has served in various capacities at different times within the Delaware organization.

Edward N. Antoian (40)
         Vice President/Senior Portfolio Manager of Equity Funds IV, Inc., of seven other equity funds in the Delaware Group and of Delaware Management Company, Inc.
         During the past five years, Mr. Antoian has served in such capacities within the Delaware organization.

Gerald S. Frey (50)
         Vice President/Senior Portfolio Manager of Equity Funds IV, Inc., of seven other investment companies in the Delaware Group and of Delaware Management Company, Inc.
         Before joining the Delaware Group in 1996, Mr. Frey was a Senior Director with Morgan Grenfell Capital Management, New York, NY from 1986 to 1995.

Terry F. Bovarnick (38)
         Vice President/Portfolio Manager of Equity Funds IV, Inc. and of seven other investment companies in the Delaware Group.
         Vice President/Portfolio Manager of Delaware Investment Advisers.
         Before joining the Delaware Group in 1993, Ms. Bovarnick was a Senior Equity Analyst for E.I. DuPont de Nemours in Wilmington, Delaware from 1986 to 1993.

Joseph H. Hastings (46)
         Vice President/Corporate Controller of Equity Funds IV, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.
         Chief Financial Officer/Treasurer of Delaware Investment & Retirement
                  Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company.
         Assistant Treasurer of Founders CBO Corporation.
         1818 Market Street, Philadelphia, PA  19103.
         Before joining the Delaware Group in 1992, Mr. Hastings was Chief Financial Officer for Prudential Residential Services, L.P., New York, NY from 1989 to 1992. Prior to that, Mr. Hastings served as Controller and Treasurer for Fine Homes International, L.P., Stamford, CT from 1987 to 1989.

Michael P. Bishof (34)
         Vice President/Treasurer of Equity Funds IV, Inc., each of the other 17 investment companies in the Delaware Group, Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Distributors, L.P., Delaware Service Company, Inc. and Founders Holdings, Inc.
         Vice President/Manager of Investment Accounting of Delaware
                  International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation.
         Before joining the Delaware Group in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment
                  Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.


         The following is a compensation table listing for each director entitled to receive compensation, the aggregate compensation received from DelCap Fund and the total compensation received from all Delaware Group funds for the fiscal year ended September 30, 1996 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of September 30, 1996.


                                                            Pension or
                                                            Retirement              Estimated                Total
                                    Aggregate            Benefits Accrued            Annual              Compensation
                                  Compensation              as Part of              Benefits              from all 17
                                      from             Equity Funds IV, Inc.          Upon                 Delaware
Name                          Equity Funds IV, Inc.          Expenses              Retirement*            Group Funds

W. Thacher Longstreth                $2,594                   None                    $30,000               $38,425
Ann R. Leven                         $3,257                   None                    $30,000               $51,205
Walter P. Babich                     $3,039                   None                    $30,000               $47,069
Anthony D. Knerr                     $3,197                   None                    $30,000               $50,205
Charles E. Peck                      $2,957                   None                    $30,000               $46,205


* Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each fund in the Delaware Group for a period equal to the lesser of the number of years that such person served as a director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors of each fund at the time of such person's retirement. If an eligible director retired as of September 30, 1996, he or she would be entitled to annual payments totaling $30,000, in the aggregate, from all of the funds in the Delaware Group, based on the number of funds in the Delaware Group as of that date.

EXCHANGE PRIVILEGE

         The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Group are set forth in the relevant prospectuses for such classes. The following supplements that information. The Funds may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Group. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

         An exchange constitutes, for tax purposes, the sale of one fund or series and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

         In addition, investment advisers and dealers may make exchanges between funds in the Delaware Group on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
         Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Group. This service is automatically provided unless the relevant Fund receives written notice from the shareholder to the contrary.

         Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800- 523-1918 or, in the case of shareholders of the Institutional Classes, their Client Services Representative at 800-828-5052, to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Group. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Funds reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

         As described in the Funds' Prospectuses, neither the Funds nor the Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
         With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Group funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
         Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight Delaware Group funds: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other Delaware Group funds are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in Delaware Group funds not listed above may not be reinvested back into that Timing Account. Each Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a timing pattern (as described above).

         Each Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.

         Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                      * * *

         Following is a summary of the investment objectives of the other Delaware Group funds:

         Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

         Trend Fund seeks long-term growth by investing in common stock issued by emerging growth companies exhibiting strong capital appreciation potential.

         Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

         Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal.

         Delchester Fund seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities.

         U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

         Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

         Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

         Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

         Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

         International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

         Enterprise Fund seeks to provide maximum appreciation of capital by investing in medium-sized companies which have a dominant position within their industry, are undervalued, or have potential for growth in earnings. U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. World Growth Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin. Federal Bond Fund seeks to maximize current income consistent with preservation of capital. The fund attempts to achieve this objective by investing primarily in securities issued by the U.S. government, its agencies and instrumentalities. Corporate Income Fund seeks to provide high current income consistent with preservation of capital. The fund attempts to achieve this objective primarily by investing in a diversified portfolio of investment grade fixed-income securities issued by U.S.
corporations.

         Delaware Group Premium Fund offers ten funds available exclusively as funding vehicles for certain insurance company separate accounts. Equity/Income Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. High Yield Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Money Market Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. Growth Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Multiple Strategy Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Value Series seeks capital appreciation by investing in small- to mid-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Emerging Growth Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the marketplace and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation.


         The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion[sm] III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers 10 different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Group mutual funds available outside the annuity.


         For more complete information about any of the Delaware Group funds, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

         Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

         The Manager is the investment manager of the Funds. The Manager also provides investment management services to certain of the other funds in the Delaware Group. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

         Access persons and advisory persons of the Delaware Group of funds, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance is received; (3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities;
(4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.


         The Distributor acts as national distributor for each Fund and for the other mutual funds in the Delaware Group. As previously described, prior to January 3, 1995, DDI served as the national distributor for DelCap Fund. The Distributor and, in its capacity as such, DDI received net commissions from DelCap Fund on behalf of Class A Shares after reallowances to dealers, as follows:

                                                        Total
                                                      Amount of                Amounts                  Net
                                                    Underwriting              Reallowed             Commission
                    Fiscal Year Ended                Commission              to Dealers           to Distributor
                    -----------------                ----------              ----------           --------------

                    September 30, 1996                $1,380,612              $1,161,576              $219,036
                    September 30, 1995                 1,360,871               1,180,982               179,889
                    September 30, 1994                 2,688,927               2,472,670               216,257



         The Distributor and, in its capacity as such, DDI received in the aggregate Limited CDSC payments with respect to DelCap Fund A Class as follows:

                    Fiscal Year Ended                    Limited CDSC Payments
                    -----------------                    ---------------------

                    September 30, 1996                               $374
                    September 30, 1995                             14,860
                    September 30, 1994                              7,500

         The Distributor and, in its capacity as such, DDI received in the aggregate CDSC payments with respect to DelCap Fund B Class as follows:

                    Fiscal Year Ended                          CDSC Payments
                    -----------------                          -------------

                    September 30, 1996                            $13,677
                    September 30, 1995                              1,900
                    September 30, 1994*                             - 0 -

*Date of initial public offering was September 6, 1994.

         The Distributor received CDSC payments with respect to the DelCap Fund C Class as follows:

                    Fiscal Year Ended                           CDSC Payments
                    -----------------                           -------------


                    September 30, 1996*                               $207


*Date of initial public offering was November 29, 1995.


         Effective as of January 3, 1995, all such payments described above have been paid to the Distributor.


         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors. The Transfer Agent also provides accounting services to the Funds. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Group for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Funds, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of the Funds' advisory relationship with the Manager or their distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds IV, Inc. to delete the words "Delaware Group" from Equity Funds IV, Inc.'s name.

         The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of each Fund's securities and cash. A custodian for a Fund, Chase maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

         The legality of the issuance of the shares offered hereby, registered pursuant to Rule 24f-2 under the 1940 Act, has been passed upon for Equity Funds IV, Inc. by Stradley, Ronon, Stevens & Young, LLP, Philadelphia, Pennsylvania.

Capitalization
         Equity Funds IV, Inc. has a present authorized capitalization of one billion shares of capital stock with a $.01 par value per share. The Board of Directors has allocated one hundred fifty million shares to the Class A Shares, one hundred million shares to the Class B Shares, fifty million shares to the Class C Shares and fifty million shares to the Institutional Class of DelCap Fund and one hundred million shares to the Class A Shares, twenty-five million shares to the Class B Shares, twenty-five million shares to the Class C Shares and fifty million shares to the Institutional Class of Capital Appreciation Fund.

         Each Class of a Fund represents a proportionate interest in the assets of that Fund, and each has the same voting and other rights and preferences as the other classes, except that shares of an Institutional Class may not vote on any matter affecting the Fund's Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares of a Fund may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares of a Fund may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to its Class A Shares. General expenses of a Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of each Fund's Class A, Class B and Class C Shares will be allocated solely to those classes. While shares of Equity Funds IV, Inc. have equal voting rights on matters affecting both Funds, a Fund would vote separately on any matter which it is directly affected by, such as any change in its own investment objective and policy or action to dissolve the Fund and as otherwise prescribed by the 1940 Act. Shares of a Fund have a priority in that Fund's assets, and in gains on and income from the portfolio of the Fund. Shares do not have preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.


         Beginning November 9, 1992, DelCap Fund began offering DelCap Fund Institutional Class; beginning September 6, 1994, DelCap Fund began offering the Class B Shares; and beginning November 29, 1995, DelCap Fund began offering DelCap Fund C Class.


         Prior to September 6, 1994, the DelCap Fund A Class was known as the DelCap Fund class and the DelCap Fund Institutional Class was known as the DelCap Fund (Institutional) class. Prior to November 29, 1996, Delaware Group Equity Funds IV, Inc. was known as Delaware Group DelCap Fund, Inc. and DelCap Fund series was known as Concept I Series.

Noncumulative Voting
         Equity Funds IV, Inc. shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds IV, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.


         This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

APPENDIX A--DESCRIPTION OF RATINGS

Bonds
         Excerpts from Moody's Investors Service, Inc.'s description of its bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations; Baa-- considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

         Excerpts from Standard & Poor's Ratings Group's description of its bond ratings: AAA--highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A-- strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB-- regarded as having an adequate capacity to pay interest and repay principal.

Excerpts from Fitch Investors Service, Inc.'s description of its bond ratings:
         AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

         Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "AAA" category.

Commercial Paper
         Excerpts from Moody's description of its two highest commercial paper ratings: P-1--the highest grade possessing greatest relative strength; P-2--second highest grade possessing less relative strength than the highest grade.

         Excerpts from S&P's description of its two highest commercial paper ratings: A-1--judged to be the highest investment grade category possessing the highest relative strength; A-2--investment grade category possessing less relative strength than the highest rating.

APPENDIX B--IRA INFORMATION


An individual can contribute up to $2,000 to his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayers adjusted gross income and whether the taxpayer or his or her spouse is an active participant in an employer-sponsored retirement plan. Even if a taxpayer (or his or her spouse) is an active participant in an employer-sponsored retirement plan, the full $2,000 deduction is still available if the taxpayer's adjusted gross income is below $25,000 ($40,000 for taxpayers filing joint returns). A partial deduction is allowed for married couples with incomes between $40,000 and $50,000, and for single individuals with incomes between $25,000 and $35,000. No deductions are available for contributions to IRAs by taxpayers whose adjusted gross income before IRA deductions exceeds $50,000 ($35,000 for singles) and who are active participants in an employer-sponsored retirement plan. Taxpayers who were not allowed deductions on IRA contributions still can make nondeductible IRA contributions of as much as $2,000 for each working spouse ($2,250 for one-income couples for years prior to 1997), and defer taxes on interest or other earnings from the IRAs. Special rules apply for determining the deductibility of contributions made by married individuals filing separate returns.

Effective for tax years beginning after 1996, one-income couples can contribute up to $2,000 to each spouse's IRA provided the combined compensation of both spouses is at least equal to the total contributions for both spouses. If the working spouse is an active particiapnt in an employer-sponsored retirement plan and earns over $40,000, the maximum deduction limit is reduced in the same way that the limit is reduced for contributions to a non-spousal IRA.


As illustrated in the following tables, maintaining an IRA remains a valuable opportunity.

For many, an IRA will continue to offer both an up-front tax break with its tax deduction each year and the real benefit that comes with tax-deferred compounding. For others, losing the tax deduction will impact their taxable income status each year. Over the long term, however, being able to defer taxes on earnings still provides an impressive investment opportunity--a way to have money grow faster due to tax-deferred compounding.

Even if your IRA contribution is no longer deductible, the benefits of saving on a tax-deferred basis can be substantial. The following tables illustrate the benefits of tax-deferred versus taxable compounding. Each reflects a constant 10% rate of return, compounded annually, with the reinvestment of all proceeds. The tables do not take into account any sales charges or fees. Of course, earnings accumulated in your IRA will be subject to tax upon withdrawal. If you choose a mutual fund with a fluctuating net asset value, like either Fund, your bottom line at retirement could be lower--it could also be much higher.

$2,000 Invested Annually Assuming a 10% Annualized Return

         15% Tax Bracket                       Single -- $0 - $24,000
         ---------------                       Joint  -- $0 - $40,100

                                                                 How Much
                           Cumulative          How Much          You Have
         End of            Investment          You Have          With Full
         Year              Amount              Without IRA       IRA Deduction

          1                $ 2,000             $ 1,844           $ 2,200
          5                 10,000              10,929            13,431
         10                 20,000              27,363            35,062
         15                 30,000              52,074            69,899
         20                 40,000              89,231           126,005
         25                 50,000             145,103           216,364
         30                 60,000             229,114           361,887
         35                 70,000             355,438           596,254
         40                 80,000             545,386           973,704

[Without IRA--investment of $1,700 ($2,000 less 15%) earning 8.5% (10% less
15%)]

         28% Tax Bracket                    Single -- $24,001 - $58,150
         ---------------                    Joint  -- $40,101 - $96,900

                                            How Much      How Much You Have
                         Cumulative         You Have        With Full IRA
         End of          Investment         Without         No
         Year            Amount             IRA           Deduction    Deduction

          1              $ 2,000            $ 1,544       $ 1,584      $ 2,200
          5               10,000              8,913         9,670       13,431
         10               20,000             21,531        25,245       35,062
         15               30,000             39,394        50,328       69,899
         20               40,000             64,683        90,724      126,005
         25               50,000            100,485       155,782      216,364
         30               60,000            151,171       260,559      361,887
         35               70,000            222,927       429,303      596,254
         40               80,000            324,512       701,067      973,704

[Without IRA--investment of $1,440 ($2,000 less 28%) earning 7.2% (10% less
28%)]

[With IRA--No Deduction--investment of $1,440 ($2,000 less 28%) earning 10%]

         31% Tax Bracket                Single -- $58,151 - $121,300
         ---------------                Joint  -- $96,901 - $147,700

                                        How Much     How Much You Have
                        Cumulative      You Have       With Full IRA
         End of         Investment      Without        No
         Year           Amount          IRA          Deduction        Deduction

          1             $ 2,000         $ 1,475      $ 1,518          $ 2,200
          5              10,000           8,467        9,268           13,431
         10              20,000          20,286       24,193           35,062
         15              30,000          36,787       48,231           69,899
         20              40,000          59,821       86,943          126,005
         25              50,000          91,978      149,291          216,364
         30              60,000         136,868      249,702          361,887
         35              70,000         199,536      411,415          596,254
         40              80,000         287,021      671,855          973,704

[Without IRA--investment of $1,380 ($2,000 less 31%) earning 6.9% (10% less
31%)]

[With IRA--No Deduction--investment of $1,380 ($2,000 less 31%) earning 10%]


         36% Tax Bracket*            Single -- $121,301 - $263,750
         ---------------             Joint  -- $147,701 - $263,750

                                       How Much      How Much You Have
                         Cumulative    You Have        With Full IRA
         End of          Investment    Without         No
         Year            Amount        IRA           Deduction        Deduction

          1              $ 2,000       $ 1,362       $ 1,408          $ 2,200
          5               10,000         7,739         8,596           13,431
         10               20,000        18,292        22,440           35,062
         15               30,000        32,683        44,736           69,899
         20               40,000        52,308        80,643          126,005
         25               50,000        79,069       138,473          216,364
         30               60,000       115,562       231,608          361,887
         35               70,000       165,327       381,602          596,254
         40               80,000       233,190      623,170          973,704


[Without IRA--investment of $1,280 ($2,000 less 36%) earning 6.4% (10% less
36%)]

[With IRA--No Deduction--investment of $1,280 ($2,000 less 36%) earning 10%]

         39.6% Tax Bracket*                 Single -- over $263,750
         -----------------                  Joint  -- over $263,750

                                       How Much     How Much You Have
                     Cumulative        You Have       With Full IRA
         End of      Investment        Without        No
         Year        Amount            IRA          Deduction        Deduction

          1          $ 2,000           $ 1,281      $ 1,329          $ 2,200
          5           10,000             7,227        8,112           13,431
         10           20,000            16,916       21,178           35,062
         15           30,000            29,907       42,219           69,899
         20           40,000            47,324       76,107          126,005
         25           50,000            70,677      130,684          216,364
         30           60,000           101,986      218,580          361,887
         35           70,000           143,965      360,137          596,254
         40           80,000           200,249      588,117          973,704


[Without IRA--investment of $1,208 ($2,000 less 39.6%) earning 6.04% (10% less 39.6%)]

[With IRA--No Deduction--investment of $1,208 ($2,000 less 39.6%) earning 10%]


* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $263,750. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

                   $2,000 SINGLE INVESTMENT AT A RETURN OF 10%
                               COMPOUNDED ANNUALLY

                  TAXABLE--                 TAXABLE--                  TAXABLE--
YEARS             39.6%*                    36%*                       31%
--------------------------------------------------------------------------------

 10               $  3,595                  $  3,719                   $  3,898
 15                  4,820                     5,072                      5,441
 20                  6,463                     6,916                      7,596
 30                 11,618                    12,861                     14,803
 40                 20,884                    23,916                     28,849

                  TAXABLE--                 TAXABLE--                  TAX
YEARS             28%                       15%                        DEFERRED
--------------------------------------------------------------------------------

 10               $  4,008                  $  4,522                   $  5,187
 15                  5,675                     6,799                      8,354
 20                  8,034                    10,224                     13,455
 30                 16,102                    23,117                     34,899
 40                 32,272                    52,266                     90,519


                   $2,000 INVESTED ANNUALLY AT A RETURN OF 10%
                               COMPOUNDED ANNUALLY

                  TAXABLE--                 TAXABLE--                  TAXABLE--
YEARS             39.6%*                    36%*                       31%
--------------------------------------------------------------------------------

 10               $ 28,006                  $ 28,581                   $ 29,400
 15                 49,514                    51,067                     53,314
 20                 78,351                    81,731                     86,697
 30                168,852                   180,566                    198,360
 40                331,537                   364,360                    415,973

                  TAXABLE--                 TAXABLE--                  TAX
YEARS             28%                       15%                        DEFERRED
--------------------------------------------------------------------------------

 10               $ 29,904                  $ 32,192                   $ 35,062
 15                 54,714                    61,264                     69,899
 20                 89,838                   104,978                    126,005
 30                209,960                   269,546                    361,887
 40                450,711                   641,631                    973,704

---------------------
* For tax years beginning after 1992, a 36% tax rate applies to all taxable income in excess of the maximum dollar amounts subject to the 31% tax rate. In addition, a 10% surtax (not applicable to capital gains) applies to certain high-income taxpayers. It is computed by applying a 39.6% rate to taxable income in excess of $263,750. The above tables do not reflect the personal exemption phaseout nor the limitations of itemized deductions that may apply.

THE VALUE OF STARTING YOUR IRA EARLY
         The following illustrates how much more you would have contributing $2,000 each January--the earliest opportunity--compared to contributing on April 15th of the following year--the latest, for each tax year.

                            After   5 years           $3,528 more
                                   10 years           $6,113
                                   20 years          $17,228
                                   30 years          $47,295

         Compounded returns for the longest period of time is the key. The above illustration assumes a 10% rate of return and the reinvestment of all proceeds.

         And it pays to shop around. If you get just 2% more per year, it can make a big difference when you retire. A constant 8% versus 10% return, compounded annually, illustrates the point. This chart is based on a yearly investment of $2,000 on January 1. After 30 years the difference can mean as much as 50% more!

                                            8%                10%
                                         -------           --------
                        10 years         $ 31,291          $ 35,062
                        20 years           98,846           126,005
                        30 years          244,692           361,887

         The statistical exhibits above are for illustration purposes only and do not reflect the actual performance for the Funds either in the past or in the future.

APPENDIX C--THE COMPANY LIFE CYCLE

         Traditional business theory contends that a typical company progresses through basically four stages of development, keyed closely to a firm's sales.

         1. Emerging Growth--a period of experimentation in which the company builds awareness of a new product or firm.

         2. Accelerated Development--a period of rapid growth with potentially high profitability and acceptance of the product.

         3. Maturing Phase--a period of diminished real growth due to dependence on replacement or sustained product demand.

         4. Cyclical Stage--a period in which a company faces a potential saturation of demand for its product. At this point, a firm either diversifies or becomes obsolete.

         DelCap Fund concentrates on seeking and actively managing the potentials held by firms entering phase 2 of this development cycle. The following illustration of a firm's hypothetical development is intended to graphically depict the full development cycle.

                        Hypothetical Corporate Life Cycle

                              [Chart appears here]

Hypothetical Corporate Life Cycle Chart shows in a line illustration, the stages that a typical company would go through, beginning with the emerging state where sales growth continues at a steep pace to the mature phase where growth levels off to the cyclical stage where sales show more definitive highs and lows.

         The above chart illustrates the path traditionally followed by companies that successfully survive the growth sequence.

FINANCIAL STATEMENTS


         Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds IV, Inc. (previously known as Delaware Group DelCap Fund, Inc.) and, in its capacity as such, audits the financial statements contained in the Annual Report. DelCap Fund's (previously known as Concept I Series) Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended September 30, 1996 are included in DelCap Fund's Annual Report to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP, listed above are incorporated by reference from the Annual Report into this Part B. Capital Appreciation Fund was not offered to the public prior to the date of this Part B.

                                     PART C

                                Other Information


Item 24.  Financial Statements and Exhibits

          (a) Financial Statements:

               Part A  -   Financial Highlights

              *Part B  -   Statement of Net Assets
                           Statement of Operations
                           Statement of Changes in Net Assets
                           Notes to Financial Statements
                           Accountant's Report

              * The financial statements and Accountant's Report listed above for DelCap Fund for the fiscal year ended September 30, 1996 are incorporated into Part B by reference. Capital Appreciation Fund is expected to commence operations on or about November 29, 1996.

          (b) Exhibits:

              (1) Articles of Incorporation.

                  (a) Articles of Incorporation, as amended and supplemented through November 22, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                  (b) Executed Articles Supplementary (November 28, 1995)
                      attached as Exhibit.

                  (c) Form of Articles Supplementary (1996) attached as Exhibit.

                  (d) Form of Articles of Amendment (1996) attached as Exhibit.

              (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

              (3) Voting Trust Agreement. Inapplicable.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)

              (4) Copies of All Instruments Defining the Rights of Holders.

                  (a) Articles of Incorporation and Articles Supplementary.

                      (i)    Article Third of Articles Supplementary (May 27,
                             1992), Article Second of Articles Supplementary (September 6, 1994), Article Fifth of Articles of Incorporation (September 18, 1985) and Article Eighth of Articles of Incorporation (September 18,
                             1985), which was subsequently redesignated as Article Ninth (July 31, 1989), incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                      (ii) Article Third of Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed September 23, 1996.

                      (iii)  Form of Articles Supplementary (1996) attached as
                             Exhibit 24(b)(1)(c).

                  (b) By-Laws. Article II, Article III, as amended, and Article
                      XIII, which was subsequently redesignated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

              (5) Investment Management Agreement.

                  (a) Investment Management Agreement (April 3, 1995) between
                      Delaware Management Company, Inc. and the Registrant on behalf of DelCap Fund incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                  (b) Form of Investment Management Agreement (1996) between
                      Delaware Management Company, Inc. and the Registrant on behalf of Capital Appreciation Fund attached as Exhibit.

              (6) (a) Distribution Agreement.

                      (i) Executed Distribution Agreement (April 3, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of DelCap Fund attached as Exhibit.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)


                      (ii) Executed Amendment No. 1 to Distribution Agreement (November 29, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of DelCap Fund attached as Exhibit.

                      (iii) Form of Distribution Agreement (1996) between Delaware Distributors, L.P. and the Registrant on behalf of Capital Appreciation Fund incorporated into this filing by reference to Post-Effective Amendment No. 19 filed September 23, 1996.

                  (b) Administration and Service Agreement. Form of
                      Administration and Service Agreement (as amended November
                      1995) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                  (c) Dealer's Agreement. Dealer's Agreement (as amended
                      November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                  (d) Mutual Fund Agreement. Mutual Fund Agreement for the
                      Delaware Group of Funds (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed September 23, 1996.

              (7) Bonus, Profit Sharing, Pension Contracts.

                  (a) Amended and Restated Profit Sharing Plan (November 17,
                      1994) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                  (b) Amendment to Profit Sharing Plan (December 21, 1995)
                      incorporated into this filing by reference to Post-Effective Amendment No. 19 filed September 23, 1996.

              (8) Custodian Agreement.

                  (a) Executed Custodian Agreement (May 1, 1996) between The
                      Chase Manhattan Bank and the Registrant on behalf of DelCap Fund included as Module.


                  (b) Form of Securities Lending Agreement (1996) between The
                      Chase Manhattan Bank and the Registrant on behalf of DelCap Fund attached as Exhibit.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)



                  (c) Form of Custodian Agreement (1996) between The Chase
                      Manhattan Bank and the Registrant on behalf of Capital Appreciation Fund attached as Exhibit.

                  (d) Form of Securities Lending Agreement (1996) between The
                      Chase Manhattan Bank and the Registrant on behalf of Capital Appreciation Fund attached as Exhibit.

              (9) Other Material Contracts.

                  (a) Form of Amended and Restated Shareholders Services
                      Agreement (1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 19 filed September 23, 1996.


                  (b) Executed Accounting Services Agreement (August 19, 1996)
                      between Delaware Service Company, Inc. and the Registrant on behalf of each Fund attached as Exhibit.


                      (i) Executed Amendment No. 1 (September 30, 1996) to Schedule A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                      (ii) Form of Amendment No. 2 (1996) to Schedule A to Delaware Group of Funds Fund Accounting Agreement incorporated into this filing by reference to Post-Effective Amendment No. 19 filed September 23, 1996.

             (10) Opinion of Counsel. To be filed with letter relating to Rule
                  24f-2 on or about November 29, 1996.

             (11) Consent of Auditors.  Attached as Exhibit.

             (12) Inapplicable.

             (13) Investment Letter of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 2 filed March 26, 1986.

             (14) Model Plans. Incorporated into this filing by reference to
                  Post-Effective Amendment No. 15 filed November 26, 1993 and Post-Effective Amendment No. 18 filed November 22, 1995.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)

           **(15) Plans under Rule 12b-1.


                  (a) Executed Plan under Rule 12b-1 for DelCap Fund A Class
                      (November 29, 1995) attached as Exhibit.

                  (b) Executed Plan under Rule 12b-1 for DelCap Fund B Class
                      (November 29, 1995) attached as Exhibit.

                  (c) Executed Plan under Rule 12b-1 for DelCap Fund C Class
                      (November 29, 1995) attached as Exhibit.

                  (d) Form of Plan under Rule 12b-1 for Capital Appreciation
                      Fund A Class (1996) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed September 23, 1996.

                  (e) Form of Plan under Rule 12b-1 for Capital Appreciation
                      Fund B Class (1996) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed September 23, 1996.

                  (f) Form of Plan under Rule 12b-1 for Capital Appreciation
                      Fund C Class (1996) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed September 23, 1996.

             (16) Schedules of Computation for each Performance Quotation.

                  (a) Incorporated into this filing by reference to
                      Post-Effective Amendment No. 18 filed November 22, 1995.

                  (b) Schedules of Computation for each Performance Quotation for DelCap Fund for periods not previously electronically filed attached as Exhibit.

             (17) Financial Data Schedules.  Attached as Exhibit.

             (18) Plan under Rule 18f-3.

                  (a) Plan under Rule 18f-3 (as amended May 1, 1996) included as Module.

                  (b) Form of Amended Appendix A (November 29, 1996) to Plan
                      under Rule 18f-3 incorporated into this filing by reference to Post-Effective Amendment No. 19 filed September 23, 1996.

**Relates to DelCap Fund's and Capital Appreciation Fund's retail classes of shares only.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)



             (19) Other: Directors' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

Item 25. Persons Controlled by or under Common Control with Registrant. None.

Item 26. Number of Holders of Securities.

                 (1)                                         (2)

                                    Number of
         Title of Class                                  Record Holders
         --------------                                  --------------

         Delaware Group DelCap Fund, Inc.'s
         DelCap Fund:

         DelCap Fund A Class
         Common Stock Par Value                          61,157 Accounts as of
         $.01 Per Share                                  October 31, 1996

         DelCap Fund B Class
         Common Stock Par Value                           1,300 Accounts as of
         $.01 Per Share                                   October 31, 1996

         DelCap Fund C Class
         Common Stock Par Value                           181 Accounts as of
         $.01 Per Share                                  October 31, 1996

         DelCap Fund Institutional Class
         Common Stock Par Value                           64 Accounts as of
         $.01 Per Share                                  October 31, 1996

         Delaware Group DelCap Fund, Inc.'s
         Capital Appreciation Fund:

         Capital Appreciation Fund A Class
         Common Stock Par Value                           0 Accounts as of
         $.01 Per Share                                  October 31, 1996

         Capital Appreciation Fund B Class
         Common Stock Par Value                           0 Accounts as of
         $.01 Per Share                                   October 31, 1996

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)


                                    Number of
         Title of Class                                   Record Holders*
         --------------                                   ---------------

         Capital Appreciation Fund C Class
         Common Stock Par Value                           0 Accounts as of
         $.01 Per Share                                   October  31, 1996

         Capital Appreciation Fund
         Institutional Class
         Common Stock Par Value                           0 Accounts as of
         $.01 Per Share                                   October 31, 1996

         * Shares of the Capital Appreciation Fund were not offered prior to the effective date of this Registration Statement.

Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed September 24, 1985 and Article VII of the By-Laws, as amended, incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

Item 28. Business and Other Connections of Investment Adviser.

         Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Delaware Fund, Inc., Delaware Group Trend Fund, Inc., Delaware Group Value Fund, Inc., Delaware Group Decatur Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting services and transfer agent for all of the mutual funds in the Delaware Group.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)



         The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal          Positions and Offices with the Manager and its
Business Address*           Affiliates and Other Positions and Offices Held
-------------------         -----------------------------------------------
Wayne A. Stork              Chairman of the Board, President, Chief Executive Officer, Chief Investment
                            Officer and Director of Delaware Management Company, Inc.; President, Chief
                            Executive Officer, Chairman of the Board and Director of the Registrant and,
                            with the exception of Delaware Pooled Trust, Inc., each of the other funds in the
                            Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware
                            International Holdings Ltd. and Founders Holdings, Inc.; Chairman of the Board
                            and Director of Delaware Pooled Trust, Inc., Delaware Distributors, Inc.,
                            Delaware Capital Management, Inc. and Delaware Investment & Retirement
                            Services, Inc.; Chairman, Chief Executive Officer and Director of Delaware
                            International Advisers Ltd.; and Director of Delaware Service Company, Inc.

Winthrop S. Jessup          Executive Vice President and Director of Delaware Management Company, Inc.,
                            DMH Corp., Delaware International Holdings Ltd. and Founders Holdings, Inc.;
                            Executive Vice President of the Registrant and, with the exception of Delaware
                            Pooled Trust, Inc., each of the other funds in the Delaware Group and Delaware
                            Management Holdings, Inc.; President and Chief Executive Officer of Delaware
                            Pooled Trust, Inc.; Vice Chairman of Delaware Distributors, L.P.; Vice
                            Chairman and Director of Delaware Distributors, Inc.; Director of Delaware
                            Service Company, Inc., Delaware Management Trust Company, Delaware
                            International Advisers Ltd. and Delaware Investment & Retirement Services,
                            Inc.; and President and Director of Delaware Capital Management, Inc.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address*           Affiliates and Other Positions and Offices Held
-------------------         -----------------------------------------------
Richard G. Unruh, Jr.       Executive Vice President and Director of Delaware Management Company, Inc.;
                            Executive Vice President of the Registrant and each of the other funds in the
                            Delaware Group; Senior Vice President of Delaware Management Holdings, Inc.
                            and Delaware Capital Management, Inc; and Director of Delaware International
                            Advisers Ltd.

                            Board of Directors, Chairman of Finance Committee,
                            Keystone Insurance Company since 1989, 2040 Market
                            Street, Philadelphia, PA; Board of Directors,
                            Chairman of Finance Committee, Mid Atlantic, Inc.
                            since 1989, 2040 Market Street, Philadelphia, PA


Paul E. Suckow              Executive Vice President/Chief Investment Officer, Fixed Income of Delaware
                            Management Company, Inc., the Registrant and each of the other funds in the
                            Delaware Group; Executive Vice President/Chief Investment Officer and
                            Director of Founders Holdings, Inc.; Senior Vice President/Chief Investment
                            Officer, Fixed Income of Delaware Management Holdings, Inc.; Senior Vice
                            President of Delaware Capital Management, Inc.; and Director of Founders CBO
                            Corporation

                            Director, HYPPCO Finance Company Ltd.

David K. Downes             Senior Vice President, Chief Administrative Officer and Chief Financial Officer
                            of Delaware Management Company, Inc., the Registrant and each of the other funds in the Delaware Group; Chairman and Director of Delaware Management
                            Trust Company; Executive Vice President and Chief Operating Officer, Chief
                            Administrative Officer, Chief Financial Officer and Treasurer of Delaware
                            Management Holdings, Inc.; Senior Vice President, Chief Financial Officer,
                            Treasurer and Director of DMH Corp.; Senior Vice President and Chief
                            Administrative Officer of Delaware Distributors, L.P.; Senior Vice President,
                            Chief Administrative Officer and Director of Delaware Distributors, Inc.; Senior
                            Vice President, Chief Administrative Officer, Chief Financial Officer and Director
                            of Delaware Service Company, Inc.; Chief Financial Officer and Director of
                            Delaware International Holdings Ltd.; Senior Vice President, Chief Financial
                            Officer and Treasurer of Delaware Capital Management, Inc.; Senior Vice
                            President, Chief Financial Officer and Director of Founders Holdings, Inc.; Chief
                            Executive Officer and Director of Delaware Investment & Retirement Services,
                            Inc.; and Director of Delaware International Advisers Ltd.

                            Chief Executive Officer, Chief Financial Officer and Treasurer of Forewarn, Inc.
                            since 1992, 8 Clayton Place, Newtown Square, PA

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address*           Affiliates and Other Positions and Offices Held
-------------------         -----------------------------------------------
George M. Chamberlain, Jr.  Senior Vice President, Secretary and Director of Delaware Management
                            Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware Service
                            Company, Inc., Founders Holdings, Inc., Delaware Capital Management, Inc.
                            and Delaware Investment & Retirement Services, Inc.; Senior Vice President and
                            Secretary of the Registrant, each of the other funds in the Delaware Group,
                            Delaware Distributors, L.P. and Delaware Management Holdings, Inc.;
                            Executive Vice President, Secretary and Director of Delaware Management
                            Trust Company; Secretary and Director of Delaware International Holdings Ltd.;
                            and Director of Delaware International Advisers Ltd.

Richard J. Flannery         Managing Director/Corporate Tax & Affairs of Delaware Management
                            Company, Inc., Delaware Management Holdings, Inc., DMH Corp., Delaware
                            Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc.,
                            Delaware Management Trust Company, Founders CBO Corporation, Delaware
                            Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.;
                            Vice President of the Registrant and each of the other funds in the Delaware
                            Group; Managing Director/Corporate Tax & Affairs and Director of Founders
                            Holdings, Inc.; Managing Director and Director of Delaware International
                            Holdings Ltd.; and Director of Delaware International Advisers Ltd.

                            Director, HYPPCO Finance Company Ltd.

                            Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton,
                            PA; Director and Member of Executive Committee of Stonewall Links, Inc. since
                            1991, Bulltown Rd., Elverton, PA


Michael P. Bishof(1)        Vice President and Treasurer of Delaware Management Company, Inc., the Registrant,
                            each of the other funds in the Delaware Group, Delaware Distributors, L.P.,
                            Delaware Distributors, Inc., Delaware Service Company, Inc. and Founders Holdings,
                            Inc.; Assistant Treasurer of Founders CBO Corporation; and Vice President and
                            Manager of Investment Accounting of Delaware International Holdings Ltd.



Eric E. Miller              Vice President and Assistant Secretary of Delaware Management Company, Inc.,
                            the Registrant, each of the other funds in the Delaware Group, Delaware
                            Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                            Distributors Inc., Delaware Service Company, Inc., Delaware Management Trust
                            Company, Founders Holdings, Inc., Delaware Capital Management, Inc. and
                            Delaware Investment & Retirement Services, Inc.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address*           Affiliates and Other Positions and Offices Held
-------------------         -----------------------------------------------
Richelle S. Maestro         Vice President and Assistant Secretary of Delaware Management Company, Inc.,
                            the Registrant, each of the other funds in the Delaware Group, Delaware
                            Management Holdings, Inc., Delaware Distributors, L.P., Delaware Distributors,
                            Inc., Delaware Service Company, Inc., DMH Corp., Delaware Management
                            Trust Company, Delaware Capital Management, Inc., Delaware Investment &
                            Retirement Services, Inc. and Founders Holdings, Inc.; Secretary of Founders
                            CBO Corporation; and Assistant Secretary of Delaware International Holdings
                            Ltd.

                            General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Ln.,
                            Philadelphia, PA

Joseph H. Hastings          Vice President/Corporate Controller of Delaware Management Company, Inc.,
                            the Registrant, each of the other funds in the Delaware Group, Delaware
                            Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                            Distributors, Inc., Delaware Service Company, Inc., Delaware Capital
                            Management, Inc., Founders Holdings, Inc. and Delaware International Holdings
                            Ltd.; Executive Vice President, Chief Financial Officer and Treasurer of
                            Delaware Management Trust Company; Chief Financial Officer and Treasurer of
                            Delaware Investment & Retirement Services, Inc.; and Assistant Treasurer of
                            Founders CBO Corporation

Bruce A. Ulmer              Vice President/Director of Internal Audit of Delaware Management Company,
                            Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                            Management Holdings, Inc., DMH Corp. and Delaware Management Trust
                            Company; and Vice President/Internal Audit of Delaware Investment &
                            Retirement Services, Inc.

Steven T. Lampe(2)          Vice President/Taxation of Delaware Management Company, Inc., the
                            Registrant, each of the other funds in the Delaware Group, Delaware
                            Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware
                            Distributors, Inc., Delaware Service Company, Inc., Delaware Management
                            Trust Company, Founders Holdings, Inc., Founders CBO Corporation, Delaware
                            Capital Management, Inc. and Delaware Investment & Retirement Services, Inc.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)


Name and Principal          Positions and Offices with the Manager and its
Business Address*           Affiliates and Other Positions and Offices Held
-------------------         -----------------------------------------------

Lisa O. Brinkley            Vice President/Compliance of Delaware Management Company, Inc., the Registrant,
                            each of the other funds in the Delaware Group, DMH Corp., Delaware Distributors,
                            L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware
                            Management Trust Company, Delaware Capital Management, Inc. and Delaware
                            Investment & Retirement Services, Inc.


Rosemary E. Milner          Vice President/Legal of Delaware Management Company, Inc., the Registrant,
                            each of the other funds in the Delaware Group, Delaware Distributors, L.P. and
                            Delaware Distributors, Inc.

Douglas L. Anderson         Vice President/Operations of Delaware Management Company, Inc., Delaware
                            Investment and Retirement Services, Inc. and Delaware Service Company, Inc.;
                            and Vice President/Operations and Director of Delaware Management Trust
                            Company

Michael T. Taggart          Vice President/Facilities Management and Administrative Services of Delaware
                            Management Company, Inc.


Gerald T. Nichols           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the
                            Delaware Group; Vice President of Founders Holdings, Inc.; and Treasurer,
                            Assistant Secretary and Director of Founders CBO Corporation


J. Michael Pokorny          Vice President/Senior Portfolio Manager of Delaware Management Company,
                            Inc., each of the tax-exempt funds and the fixed income funds in the Delaware
                            Group



Gary A. Reed                Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and
                            Delaware Capital Management, Inc.


Paul A. Matlack             Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the
                            Delaware Group; Vice President of Founders Holdings, Inc.; and President and
                            Director of Founders CBO Corporation


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)

Name and Principal          Positions and Offices with the Manager and its
Business Address*           Affiliates and Other Positions and Offices Held
-------------------         -----------------------------------------------

Patrick P. Coyne            Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and
                            Delaware Capital Management, Inc.

Roger A. Early              Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group

Edward N. Antoian           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                            Registrant and each of the equity funds in the Delaware Group and Delaware Capital
                            Management, Inc.


                            General Partner of Zeke Investment Partners since 1991, 569 Canterbury Lane,
                            Berwyn, PA

George H. Burwell           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                            Registrant and each of the equity funds in the Delaware Group


John B. Fields              Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                            Registrant and each of the equity funds in the Delaware Group and Delaware Capital
                            Management, Inc.


David C. Dalrymple          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                            Registrant and each of the equity funds in the Delaware Group

Gerald S. Frey(3)           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the
                            Registrant and each of the equity funds in the Delaware Group

Faye P. Staples(4)          Vice President/Human Resources of Delaware Management Company, Inc., Delaware
                            Distributors, L.P. and Delaware Distributors, Inc.; and Vice President/Director of
                            Human Resources of Delaware Service Company, Inc.

   1 VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.
   2  TAX MANAGER, Price Waterhouse prior to October 1995.
   3  SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
   4  VICE PRESIDENT/HUMAN RESOURCES, Nova Care prior to September 1995.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)


Item 29. Principal Underwriters.

    (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

    (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
------------------                            ----------------------                       ---------------------

Delaware Distributors, Inc.                   General Partner                              None

Delaware Management
Company, Inc.                                 Limited Partner                              Investment Manager

Delaware Capital
Management, Inc.                              Limited Partner                              None

Winthrop S. Jessup                            Vice Chairman                                Executive Vice President

Bruce Barton                                  President and Chief                          None
                                              Executive Officer

David K. Downes                               Senior Vice President and                    Senior Vice President/Chief
                                              Chief Administrative Officer                 Administrative Officer/Chief
                                                                                           Financial Officer

George M. Chamberlain, Jr.                    Senior Vice President/                       Senior Vice President/
                                              Secretary                                    Secretary

J. Lee Cook                                   Senior Vice President/                       None
                                              Eastern Sales Division


Thomas E. Sawyer                              Senior Vice President/                       None
                                              Western Sales Division

Stephen H. Slack                              Senior Vice President/                       None
                                              Wholesaler

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)


Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
------------------                            ----------------------                       ---------------------

William F. Hostler                            Senior Vice President/                       None
                                              Marketing Services

Dana B. Hall                                  Senior Vice President/                       None
                                              Key Accounts

J. Chris Meyer                                Senior Vice President/                       None
                                              Product Development

Richard J. Flannery                           Managing Director/Corporate                  Vice President
                                              & Tax Affairs

Eric E. Miller                                Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary

Richelle S. Maestro                           Vice President/                              Vice President/
                                              Assistant Secretary                          Assistant Secretary


Michael P. Bishof                             Vice President/Treasurer                     Vice President/Treasurer

Steven T. Lampe                               Vice President/Taxation                      Vice President/Taxation

Joseph H. Hastings                            Vice President/                              Vice President/
                                              Corporate Controller                         Corporate Controller

Lisa O. Brinkley                              Vice President/                              Vice President/
                                              Compliance                                   Compliance

Rosemary E. Milner                            Vice President/Legal                         Vice President/Legal

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)


Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
------------------                            ----------------------                       ---------------------

Susan J. Black                                Vice President/                              None
                                              Manager Key Accounts

Daniel H. Carlson                             Vice President/                              None
                                              Marketing Manager

Diane M. Anderson                             Vice President/                              None
                                              Retirement Services

Denise F. Guerriere                           Vice President/Client Services               None

Julia R. Vander Els                           Vice President/                              None
                                              Client Services

Jerome J. Alrutz                              Vice President/                              None
                                              Client Services

Joanne A. Mettenheimer                        Vice President/                              None
                                              National Accounts

Christopher H. Price                          Vice President/Annuity                       None
                                              Marketing & Administration

Steven J. DeAngelis                           Vice President/                              None
                                              Product Development

Susan T. Friestedt                            Vice President/                              None
                                              Customer Service

Dinah J. Huntoon                              Vice President/                              None
                                              Product Management

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)


Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
------------------                            ----------------------                       ---------------------

Soohee Zebedee                                Vice President/Fixed Income                  None
                                              Product Management

Ellen M. Krott                                Vice President/                              None
                                              Communications

Holly W. Riemel                               Vice President/                              None
                                              Telemarketing

Frank Albanese                                Vice President/Wholesaler                    None

Terrence L. Bussard                           Vice President/Wholesaler                    None

William S. Carroll                            Vice President/Wholesaler                    None

William S. Castetter                          Vice President/Wholesaler                    None

Thomas J. Chadie                              Vice President/Wholesaler                    None

Thomas C. Gallagher                           Vice President/Wholesaler                    None

Douglas R. Glennon                            Vice President/Wholesaler                    None

William M. Kimbrough                          Vice President/Wholesaler                    None

Mac McAuliffe                                 Vice President/Wholesaler                    None

Patrick L. Murphy                             Vice President/Wholesaler                    None

Henry W. Orvin                                Vice President/Wholesaler                    None

Philip G. Rickards                            Vice President/Wholesaler                    None

Elizabeth Roman                               Vice President/Wholesaler                    None

Michael W. Rose                               Vice President/Wholesaler                    None

Edward  B. Sheridan                           Vice President/Wholesaler                    None

Robert E. Stansbury                           Vice President/Wholesaler                    None

Larry D. Stone                                Vice President/Wholesaler                    None

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

Delaware Group DelCap Fund, Inc.
PART C - Other Information
(Continued)


Name and Principal                            Positions and Offices                        Positions and Offices
Business Address*                             with Underwriter                             with Registrant
------------------                            ----------------------                       ---------------------

Faye P. Staples                               Vice President/Human Resources               None

John Wells                                    Vice President/Marketing                     None
                                              Technology

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

         (c) Not Applicable.

Item 30. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31. Management Services. None.

Item 32. Undertakings.

         (a) Not Applicable.

         (b) The Registrant hereby undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the initial public offering of shares of the Capital Appreciation Fund.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 25th day of November, 1996.

                                    DELAWARE GROUP DELCAP FUND, INC.
                          (to be renamed Delaware Group Equity Funds IV, Inc.)



                            By /s/ Wayne A. Stork
                              -------------------------------------
                                        Wayne A. Stork
                               Chairman of the Board, President,
                               Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

 Signature                             Title                                    Date
----------                             -----                                    ----

                                      Chairman of the Board, President
/s/ Wayne A. Stork                    Chief Executive Officer and Director      November 25, 1996
--------------------------------
Wayne A. Stork                        Senior Vice President/Chief Financial
                                      Officer/Chief Administrative Officer
                                      (Principal Financial Officer and
/s/ David K. Downes                   Principal Accounting Officer)             November 25, 1996
--------------------------------
David K. Downes



/s/ Walter P. Babich          *       Director                                  November 25, 1996
--------------------------------
Walter P. Babich


/s/ Anthony D. Knerr          *       Director                                  November 25, 1996
--------------------------------
Anthony D. Knerr

/s/ Ann R. Leven              *       Director                                  November 25, 1996
--------------------------------
Ann R. Leven

/s/ Charles E. Peck           *       Director                                  November 25, 1996
---------------------------------
Charles E. Peck

/s/ W. Thacher Longstreth     *       Director                                  November 25, 1996
---------------------------------
W. Thacher Longstreth

                             *By /s/ Wayne A. Stork
                         ------------------------------
                                 Wayne A. Stork
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.     Exhibit
-----------     -------
EX-99.B1B       Executed Articles Supplementary (November 29, 1995)

EX-99.B1C       Form of Articles Supplementary (1996)

EX-99.B1D       Form of Articles of Amendment (1996)

EX-99.B6AI      Executed Distribution Agreement (April 3, 1995) between Delaware
                Distributors, L.P. and the Registrant on behalf of DelCap Fund

EX-99.B6AII     Executed  Amendment No. 1 to Distribution Agreement (November
                28, 1995) between Delaware Distributors, L.P. and the Registrant on behalf of DelCap Fund

EX-99.B8A       Executed Custodian Agreement (May 1, 1996) between The Chase
(Module Name    Manhattan Bank and the Registrant on behalf of DelCap Fund
CHASE_CUST_AGR)

EX-99.B8B       Form of Securities Lending Agreement (1966) between The Chase
                Manhattan Bank and the Registrant on behalf of DelCap Fund

EX-99.B8C       Form of Custodian Agreement (1996) between The Chase Manhattan
                Bank and the Registrant on behalf of Capital Appreciation Fund

EX-99.B8D       Form of Securities Lending Agreement (1996) between The Chase
                Manhattan Bank and the Registrant on behalf of Capital
                Appreciation Fund



EX-99.B9B       Executed Delaware Group of Funds Fund Accounting Agreement



EX-99.B9BI      Executed Amendment No. 1 (September 30, 1996) to Schedule A to
                Delaware Group of Funds Fund Accounting Agreement

EX-99.B11       Consent of Auditors

EX-99.B15A      Plan under Rule 12b-1 for DelCap Fund A Class (November 29,
                1995)

EX-99.B15B      Plan under Rule 12b-1 for DelCap Fund B Class (November 29,
                1995)

EX-99.B15C      Plan under Rule 12b-1 for DelCap Fund C Class (November 29,
                1995)

EX-99.B16B      Schedules of Computation for each Performance Quotation for
                DelCap Fund for periods not previously electronically filed


EX-99.B18A      Plan under Rule 18f-3 (as amended May 1, 1996)
(Module Name
MOD18F3)


EX-27           Financial Data Schedules